VARIABLE ANNUITY ACCOUNT

Financial Statements

December 31, 2022

(With Report of Independent Registered Public Accounting Firm Thereon)

VARIABLE ANNUITY ACCOUNT

Financial Statements

December 31, 2022

KPMG LLP

4200 Wells Fargo Center

90 South Seventh Street

Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Minnesota Life Insurance Company and Contract Owners of Variable Annuity Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities, and contract owners' equity of the sub-accounts listed in the Appendix that comprise Variable Annuity Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year or period indicated in the Appendix, the statements of changes in net assets for each of the years or periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods presented in Note 7. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2022, the results of its operations for the year or period indicated in the Appendix, the changes in its net assets for each of the years or periods indicated in the Appendix, and the financial highlights for each of the years or periods presented in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We or our predecessor firms have served as the Separate Account's auditor since 1985.

Minneapolis, Minnesota
March 24, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix – Variable Annuity Account

Statement of assets, liabilities, and contract owners' equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, except as denoted below.

AB VPS Dynamic Asset Allocation Portfolio – Class B Shares (AB VPS Dyn Asset Alloc Cl B)

AB VPS International Value Portfolio – Class B Shares (AB VPS Intl Value Cl B)

American Century Investments II VP Inflation Protection Fund – Class II Shares (Amer Century II VP Infl Pro Cl II)

American Century Investments VP Disciplined Core Value Fund – Class II Shares (Amer Century VP Dscplnd Core Val Cl II)

American Funds IS® Capital World Bond Fund – Class 2 Shares (Amer Funds IS Capital World Bond Cl 2)

American Funds IS® Global Growth Fund – Class 2 Shares (Amer Funds IS Global Growth Cl 2)

American Funds IS® Global Small Capitalization Fund – Class 2 Shares (Amer Funds IS Global Small Cap Cl 2)

American Funds IS® Growth Fund – Class 2 Shares (Amer Funds IS Growth Cl 2)

American Funds IS® Growth-Income Fund – Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)

American Funds IS® International Fund – Class 2 Shares (Amer Funds IS Intl Cl 2)

American Funds IS® New World Fund® – Class 2 Shares (Amer Funds IS New World Cl 2)

American Funds IS® U.S. Government Securities Fund – Class 2 Shares (Amer Funds IS US Govt Sec Cl 2)

BlackRock International Index V.I. Fund – Class III Shares (BlackRock Intl Index VI Cl III)
Statement of assets, liabilities, and contract owners' equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and the period from May 1, 2021 through December 31, 2021.

BlackRock Small Cap Index V.I. Fund – Class III Shares (BlackRock Small Cap Index VI Cl III)
Statement of assets, liabilities, and contract owners' equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and the period from May 1, 2021 through December 31, 2021.

Delaware Ivy VIP Asset Strategy – Class II Shares (Delaware Ivy VIP Asset Strategy Cl II)

Delaware Ivy VIP Balanced – Class II Shares (Delaware Ivy VIP Balanced Cl II)

Delaware Ivy VIP Core Equity – Class II Shares (Delaware Ivy VIP Core Equity Cl II)

Delaware Ivy VIP Corporate Bond – Class II Shares (Delaware Ivy VIP Corporate Bond Cl II)

Delaware Ivy VIP Energy – Class II Shares (Delaware Ivy VIP Energy Cl II)

Delaware Ivy VIP Global Bond – Class II Shares (Delaware Ivy VIP Global Bond Cl II)
Statement of operations for the period from January 1, 2022 through April 29, 2022, and the statements of changes in net assets for the period from January 1, 2022 through April 29, 2022 and the year ended December 31, 2021.

Delaware Ivy VIP Global Growth – Class II Shares (Delaware Ivy VIP Global Growth Cl II)

Delaware Ivy VIP Government Money Market – Class II Shares (Delaware Ivy VIP Govt Money Market Cl II)
Statement of operations for the period from January 1, 2022 through April 29, 2022, and the statements of changes in net assets for the period from January 1, 2022 through April 29, 2022 and the year ended December 31, 2021.

Delaware Ivy VIP Growth – Class II Shares (Delaware Ivy VIP Growth Cl II)

Delaware Ivy VIP High Income – Class II Shares (Delaware Ivy VIP High Income Cl II)

Delaware Ivy VIP International Core Equity – Class II Shares (Delaware Ivy VIP Intl Core Equity Cl II)

Delaware Ivy VIP Limited-Term Bond – Class II Shares (Delaware Ivy VIP Limited-Term Bond Cl II)

Delaware Ivy VIP Mid Cap Growth – Class II Shares (Delaware Ivy VIP Mid Cap Growth Cl II)

Delaware Ivy VIP Natural Resources – Class II Shares (Delaware Ivy VIP Natural Res Cl II)

Delaware Ivy VIP Pathfinder Aggressive – Class II Shares (Delaware Ivy VIP Path Aggressive Cl II)

Delaware Ivy VIP Pathfinder Conservative – Class II Shares (Delaware Ivy VIP Path Conserv Cl II)

Delaware Ivy VIP Pathfinder Moderate – Class II Shares (Delaware Ivy VIP Path Mod Cl II)

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility – Class II Shares (Delaware Ivy VIP Path Mod MV Cl II)

Delaware Ivy VIP Pathfinder Moderately Aggressive – Class II Shares (Delaware Ivy VIP Path Mod Aggr Cl II)

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility – Class II Shares (Delaware Ivy VIP Path Mod Aggr MV Cl II)

Delaware Ivy VIP Pathfinder Moderately Conservative – Class II Shares (Delaware Ivy VIP Path Mod Cons Cl II)

Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility – Class II Shares (Delaware Ivy VIP Path Mod Cons MV Cl II)

Delaware Ivy VIP Science and Technology – Class II Shares (Delaware Ivy VIP Science & Tech Cl II)

Delaware Ivy VIP Small Cap Growth – Class II Shares (Delaware Ivy VIP Small Cap Growth Cl II)

Delaware Ivy VIP Smid Cap Core – Class II Shares (Delaware Ivy VIP Smid Cap Core Cl II)

Delaware Ivy VIP Value – Class II Shares (Delaware Ivy VIP Value Cl II)

Delaware VIP Global Value Equity – Class II Shares (Delaware VIP Global Val Eq Cl II)

Delaware VIP Real Estate Securities – Class II Shares (Delaware VIP RE Sec Cl II)

Appendix – Variable Annuity Account – continued

Fidelity® VIP Bond Index Portfolio – Service Class 2 (Fidelity VIP Bond Index SC 2)
Statement of assets, liabilities, and contract owners' equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and the period from May 1, 2021 through December 31, 2021.

Fidelity® VIP Equity-Income Portfolio – Service Class 2 (Fidelity VIP Equity-Income SC 2)

Fidelity® VIP Mid Cap Portfolio – Service Class 2 (Fidelity VIP Mid Cap SC2)

Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund – Class 2 (Franklin Mutual Shs VIP Cl 2)

Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund – Class 2 (Franklin Small Cap Val VIP Cl 2)

Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Franklin Sm-Md Cap Gr VIP Cl 2)

Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund – Class 2 (Franklin Temp Dev Mkts VIP Cl 2)

Goldman Sachs VIT Government Money Market Portfolio – Service Shares (Goldman Sachs VIT Govt Money Market SS)
Statement of assets, liabilities, and contract owners' equity as of December 31, 2022, and the related statements of operations and changes in net assets for the period from February 1, 2022 through December 31, 2022.

Goldman Sachs VIT High Quality Floating Rate Fund – Service Shares (Goldman Sachs VIT HQ Flt Rt SS)
Statement of operations for the period from January 1, 2022 through April 29, 2022, and the statements of changes in net assets for the period from January 1, 2022 through April 29, 2022 and the year ended December 31, 2021.

Goldman Sachs VIT Trends Driven Allocation Fund – Service Shares (Goldman Sachs VIT Trends Driven SS)

Invesco Oppenheimer V.I. International Growth Fund – Series II Shares (Invesco Opphmr VI Intl Growth Sr II)

Invesco V.I. American Value Fund – Series II Shares (Invesco VI American Value Sr II)

Invesco V.I. Comstock Fund – Series II Shares (Invesco VI Comstock Sr II)

Invesco V.I. Equity and Income Fund – Series II Shares (Invesco VI Equity & Inc Sr II)

Invesco V.I. Growth and Income Fund – Series II Shares (Invesco VI Growth & Inc Sr II)

Invesco V.I. Main Street Small Cap Fund – Series II Shares (Invesco VI MS Sm Cap Sr II)

Invesco V.I. Small Cap Equity Fund – Series II Shares (Invesco VI Sm Cap Equity Sr II)

Janus Aspen Series – Janus Henderson Balanced Portfolio – Service Shares (Janus Henderson Balanced SS)

Janus Aspen Series – Janus Henderson Flexible Bond – Service Shares (Janus Henderson Flexible Bond SS)

Janus Aspen Series – Janus Henderson Forty Portfolio – Service Shares (Janus Henderson Forty SS)

Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Service Shares (Janus Henderson Mid Cap Val SS)

Janus Aspen Series – Janus Henderson Overseas Portfolio – Service Shares (Janus Henderson Overseas SS)

Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio – Class II Shares (ClearBridge Sm Cap Growth Cl II)

MFS® VIT – Mid Cap Growth Series – Service Class (MFS VIT – Mid Cap Growth Ser SC)

MFS® VIT II – International Intrinsic Value Portfolio – Service Class (MFS VIT II – Intl Intrinsic Val SC)

Morgan Stanley Variable Insurance Fund, Inc. – Morgan Stanley VIF Emerging Markets Equity Portfolio – Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares (Morningstar Aggr Growth ETF Cl II)

Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares (Morningstar Balanced ETF Cl II)

Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares (Morningstar Conservative ETF Cl II)

Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares (Morningstar Growth ETF Cl II)

Morningstar Income and Growth Asset Allocation Portfolio – Class II Shares (Morningstar Inc & Gro Asset All Cl II)

Neuberger Berman Advisers Management Trust Sustainable Equity – S Class Shares (Neuberger Berman Sustain Eq S Cl)

Northern Lights VT TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)

Northern Lights VT TOPS® Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)

Northern Lights VT TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)

Northern Lights VT TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (TOPS Mgd Risk Mod Growth ETF Cl 2)

Northern Lights VT TOPS® Target Range Portfolio – Class S Shares (TOPS Target Range Cl S)
Statement of assets, liabilities, and contract owners' equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and the period from September 20, 2021 through December 31, 2021.

PIMCO VIT – International Bond Portfolio (U.S. Dollar Hedged) Advisor Class Shares (PIMCO VIT Intl Bond USD-H Adv Cl)
Statement of assets, liabilities, and contract owners' equity as of December 31, 2022, the related statements of operations and changes in net assets for the period from April 29, 2022 through December 31, 2022.

PIMCO VIT – PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Global Div Alloc Adv Cl)

PIMCO VIT – PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Duration Adv CL)

PIMCO VIT – PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)

Putnam VT Growth Opportunities Fund – Class IB Shares (Putnam VT Growth Opp Cl IB)

Putnam VT International Equity Fund – Class IB Shares (Putnam VT Intl Eq Cl IB)

Appendix – Variable Annuity Account – continued

Putnam VT International Value Fund – Class IB Shares (Putnam VT Intl Val Cl IB)
Statement of assets, liabilities, and contract owners' equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and the period from May 1, 2021 through December 31, 2021.

Putnam VT Large Cap Value Fund – Class IB Shares (Putnam VT Lg Cap Val Cl IB)

Putnam VT Sustainable Leaders Fund – Class IB Shares (Putnam VT Sustain Leaders Cl IB)

Securian Funds Trust – SFT Balanced Stabilization Fund (SFT Bal Stabilization)

Securian Funds Trust – SFT Core Bond Fund – Class 2 Shares (SFT Core Bond Cl 2)

Securian Funds Trust – SFT Delaware IvySM Growth Fund (SFT Delaware Ivy Growth)

Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund (SFT Delaware Ivy Small Cap Growth)

Securian Funds Trust – SFT Equity Stabilization Fund (SFT Eq Stabilization)

Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 2 Shares (SFT Index 400 MC Cl 2)

Securian Funds Trust – SFT Index 500 Fund – Class 2 Shares (SFT Index 500 Cl 2)

Securian Funds Trust – SFT International Bond Fund – Class 2 Shares (SFT Intl Bond Cl 2)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 2 Shares (SFT Real Estate Cl 2)

Securian Funds Trust – SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 2 Shares (SFT Wellington Core Equity Cl 2)

T. Rowe Price Health Sciences Portfolio – II Class (T. Rowe Price Health Science II Cl)
Statement of assets, liabilities, and contract owners' equity as of December 31, 2022, and the related statements of operations and changes in net assets for the period from April 29, 2022 through December 31, 2022.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl B	Amer Century II VP Infl Pro Cl II	Amer Century VP Dscplnd Core Val Cl II	Amer Funds IS Capital World Bond Cl 2
Assets
Investments at net asset value	$154,655,165	$495,523	$45,333,240	$3,322,399	$13,655,443
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	35,328	20	12,124	133	745
Total assets	154,690,493	495,543	45,345,364	3,322,532	13,656,188
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	36,204	24	12,327	162	788
Payable for investments purchased	–	–	–	–	–
Total liabilities	36,204	24	12,327	162	788
Net assets applicable to contract owners	$154,654,289	$495,519	$45,333,037	$3,322,370	$13,655,400
Contract Owners' Equity
Contracts in accumulation period	$154,654,289	$495,519	$45,281,698	$3,318,673	$13,632,745
Contracts in annuity payment period	–	–	51,339	3,697	22,655
Total contract owners' equity	$154,654,289	$495,519	$45,333,037	$3,322,370	$13,655,400
Investment shares	19,601,415	38,413	4,838,126	462,730	1,445,020
Investments at cost	$210,828,041	$528,560	$50,477,074	$4,368,375	$16,712,539

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Amer Funds IS Global Growth Cl 2	Amer Funds IS Global Small Cap Cl 2	Amer Funds IS Growth Cl 2	Amer Funds IS Growth- Inc Cl 2	Amer Funds IS Intl Cl 2
Assets
Investments at net asset value	$20,915,868	$15,624,043	$101,388,841	$38,526,291	$16,206,817
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	1,015	982	13,105	1,671	5,900
Total assets	20,916,883	15,625,025	101,401,946	38,527,962	16,212,717
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	1,093	1,048	13,475	1,795	5,962
Payable for investments purchased	–	–	–	–	–
Total liabilities	1,093	1,048	13,475	1,795	5,962
Net assets applicable to contract owners	$20,915,790	$15,623,977	$101,388,471	$38,526,167	$16,206,755
Contract Owners' Equity
Contracts in accumulation period	$20,901,285	$15,622,170	$101,370,082	$38,495,545	$16,206,755
Contracts in annuity payment period	14,505	1,807	18,389	30,622	–
Total contract owners' equity	$20,915,790	$15,623,977	$101,388,471	$38,526,167	$16,206,755
Investment shares	702,110	1,021,179	1,344,680	778,938	1,064,138
Investments at cost	$23,758,522	$22,354,035	$123,088,969	$40,321,015	$20,204,642

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Amer Funds IS New World Cl 2	Amer Funds IS US Govt Sec Cl 2	BlackRock Intl Index VI Cl III	BlackRock Small Cap Index VI Cl III	ClearBridge Sm Cap Growth Cl II
Assets
Investments at net asset value	$16,887,141	$17,650,421	$1,080,932	$1,912,618	$14,176,920
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	1,230	1,164	33	53	732
Total assets	16,888,371	17,651,585	1,080,965	1,912,671	14,177,652
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	1,311	1,263	30	43	779
Payable for investments purchased	–	–	–	–	–
Total liabilities	1,311	1,263	30	43	779
Net assets applicable to contract owners	$16,887,060	$17,650,322	$1,080,935	$1,912,628	$14,176,873
Contract Owners' Equity
Contracts in accumulation period	$16,877,012	$17,548,522	$1,080,935	$1,912,628	$14,171,763
Contracts in annuity payment period	10,048	101,800	–	–	5,110
Total contract owners' equity	$16,887,060	$17,650,322	$1,080,935	$1,912,628	$14,176,873
Investment shares	766,900	1,788,290	121,317	190,310	606,110
Investments at cost	$18,971,228	$21,544,900	$1,157,577	$2,230,972	$17,842,483

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP Corporate Bond Cl II	Delaware Ivy VIP Energy Cl II
Assets
Investments at net asset value	$83,306,261	$76,421,970	$70,696,853	$88,238,472	$2,755,687
Receivable from Minnesota Life for contract purchase payments	–	6,958	–	–	–
Receivable for investments sold	17,284	–	36,868	20,467	298
Total assets	83,323,545	76,428,928	70,733,721	88,258,939	2,755,985
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	17,604	–	37,132	20,592	315
Payable for investments purchased	–	7,060	–	–	–
Total liabilities	17,604	7,060	37,132	20,592	315
Net assets applicable to contract owners	$83,305,941	$76,421,868	$70,696,589	$88,238,347	$2,755,670
Contract Owners' Equity
Contracts in accumulation period	$83,071,870	$74,987,450	$70,443,158	$88,148,805	$2,750,361
Contracts in annuity payment period	234,071	1,434,418	253,431	89,542	5,309
Total contract owners' equity	$83,305,941	$76,421,868	$70,696,589	$88,238,347	$2,755,670
Investment shares	10,612,263	16,294,663	6,147,552	19,652,221	543,528
Investments at cost	$97,685,096	$104,054,623	$69,953,579	$105,522,430	$1,212,443

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Growth Cl II	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited-Term Bond Cl II
Assets
Investments at net asset value	$36,951,266	$40,023,408	$58,340,315	$93,787,115	$33,265,010
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	19,335	23,617	32,433	80,848	44,750
Total assets	36,970,601	40,047,025	58,372,748	93,867,963	33,309,760
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	19,506	23,749	32,717	81,126	44,793
Payable for investments purchased	–	–	–	–	–
Total liabilities	19,506	23,749	32,717	81,126	44,793
Net assets applicable to contract owners	$36,951,095	$40,023,276	$58,340,031	$93,786,837	$33,264,967
Contract Owners' Equity
Contracts in accumulation period	$36,828,476	$39,914,004	$58,220,378	$93,276,175	$33,264,967
Contracts in annuity payment period	122,619	109,272	119,653	510,662	–
Total contract owners' equity	$36,951,095	$40,023,276	$58,340,031	$93,786,837	$33,264,967
Investment shares	11,096,476	5,021,758	20,688,055	6,609,381	7,263,103
Investments at cost	$36,650,637	$49,849,781	$68,972,850	$103,374,123	$35,587,202

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II	Delaware Ivy VIP Path Aggressive Cl II	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II
Assets
Investments at net asset value	$49,627,605	$43,323,621	$12,371,383	$19,081,151	$140,002,546
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	3,100	28,978	1,013	673	6,844
Total assets	49,630,705	43,352,599	12,372,396	19,081,824	140,009,390
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	3,296	29,332	1,053	691	7,002
Payable for investments purchased	–	–	–	–	–
Total liabilities	3,296	29,332	1,053	691	7,002
Net assets applicable to contract owners	$49,627,409	$43,323,267	$12,371,343	$19,081,133	$140,002,388
Contract Owners' Equity
Contracts in accumulation period	$49,548,365	$43,312,369	$12,371,343	$19,070,158	$140,002,388
Contracts in annuity payment period	79,044	10,898	–	10,975	–
Total contract owners' equity	$49,627,409	$43,323,267	$12,371,343	$19,081,133	$140,002,388
Investment shares	5,240,507	9,082,520	3,039,652	4,521,600	33,735,553
Investments at cost	$62,228,403	$35,742,296	$13,646,746	$22,184,457	$161,166,077

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Mod Aggr MV Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II	Delaware Ivy VIP Path Mod Cons MV Cl II	Delaware Ivy VIP Path Mod MV Cl II
Assets
Investments at net asset value	$68,156,974	$114,117,929	$36,242,507	$30,222,695	$425,183,916
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	64,039	6,287	2,652	2,459	67,236
Total assets	68,221,013	114,124,216	36,245,159	30,225,154	425,251,152
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	64,210	6,500	2,696	2,517	68,515
Payable for investments purchased	–	–	–	–	–
Total liabilities	64,210	6,500	2,696	2,517	68,515
Net assets applicable to contract owners	$68,156,803	$114,117,716	$36,242,463	$30,222,637	$425,182,637
Contract Owners' Equity
Contracts in accumulation period	$68,156,803	$114,075,625	$36,242,463	$30,222,637	$425,182,637
Contracts in annuity payment period	–	42,091	–	–	–
Total contract owners' equity	$68,156,803	$114,117,716	$36,242,463	$30,222,637	$425,182,637
Investment shares	14,348,837	27,833,641	8,670,456	8,915,249	98,194,900
Investments at cost	$73,363,596	$133,192,955	$42,197,284	$40,035,805	$504,632,648

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Delaware VIP Global Val Eq Cl II
Assets
Investments at net asset value	$60,692,614	$32,288,377	$37,834,982	$58,935,802	$11,940,860
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	26,469	5,853	18,564	42,963	1,199
Total assets	60,719,083	32,294,230	37,853,546	58,978,765	11,942,059
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	26,778	5,982	18,705	43,131	1,235
Payable for investments purchased	–	–	–	–	–
Total liabilities	26,778	5,982	18,705	43,131	1,235
Net assets applicable to contract owners	$60,692,305	$32,288,248	$37,834,841	$58,935,634	$11,940,824
Contract Owners' Equity
Contracts in accumulation period	$60,476,790	$32,225,884	$37,666,929	$58,534,759	$11,830,493
Contracts in annuity payment period	215,515	62,364	167,912	400,875	110,331
Total contract owners' equity	$60,692,305	$32,288,248	$37,834,841	$58,935,634	$11,940,824
Investment shares	3,478,087	5,345,758	3,396,318	10,599,964	2,707,678
Investments at cost	$93,978,961	$42,882,216	$44,183,376	$60,457,177	$14,610,149

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Delaware VIP RE Sec Cl II	Fidelity VIP Bond Index SC 2	Fidelity VIP Equity- Income SC 2	Fidelity VIP Mid Cap SC2	Franklin Mutual Shs VIP Cl 2
Assets
Investments at net asset value	$5,585,526	$1,603,346	$54,589,118	$35,720,197	$4,096,870
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	304	49	7,558	1,449	198
Total assets	5,585,830	1,603,395	54,596,676	35,721,646	4,097,068
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	332	45	7,788	1,576	224
Payable for investments purchased	–	–	–	–	–
Total liabilities	332	45	7,788	1,576	224
Net assets applicable to contract owners	$5,585,498	$1,603,350	$54,588,888	$35,720,070	$4,096,844
Contract Owners' Equity
Contracts in accumulation period	$5,557,071	$1,603,350	$54,310,610	$35,604,644	$4,096,844
Contracts in annuity payment period	28,427	–	278,278	115,426	–
Total contract owners' equity	$5,585,498	$1,603,350	$54,588,888	$35,720,070	$4,096,844
Investment shares	886,591	171,115	2,403,748	1,144,878	270,242
Investments at cost	$6,123,160	$1,759,409	$52,858,332	$38,593,569	$4,655,914

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Franklin Small Cap Val VIP Cl 2	Franklin Sm-Md Cap Gr VIP Cl 2	Franklin Temp Dev Mkts VIP Cl 2	Goldman Sachs VIT Govt Money Market SS	Goldman Sachs VIT Trends Driven SS
Assets
Investments at net asset value	$34,103,502	$8,638,494	$14,610,603	$10,017,598	$147,393,251
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	2,459	200	906	14,477	42,098
Total assets	34,105,961	8,638,694	14,611,509	10,032,075	147,435,349
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	2,605	248	963	14,506	42,817
Payable for investments purchased	–	–	–	–	–
Total liabilities	2,605	248	963	14,506	42,817
Net assets applicable to contract owners	$34,103,356	$8,638,446	$14,610,546	$10,017,569	$147,392,532
Contract Owners' Equity
Contracts in accumulation period	$34,067,448	$8,594,870	$14,536,651	$10,005,147	$147,392,532
Contracts in annuity payment period	35,908	43,576	73,895	12,422	–
Total contract owners' equity	$34,103,356	$8,638,446	$14,610,546	$10,017,569	$147,392,532
Investment shares	2,721,748	821,931	1,958,526	10,017,598	14,754,079
Investments at cost	$38,153,731	$13,286,614	$17,836,169	$10,017,598	$175,282,805

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Invesco Opphmr VI Intl Growth Sr II	Invesco VI American Value Sr II	Invesco VI Comstock Sr II	Invesco VI Equity & Inc Sr II	Invesco VI Growth & Inc Sr II
Assets
Investments at net asset value	$32,354,803	$7,896,844	$58,145,635	$8,805,570	$2,196,937
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	14,538	411	32,143	23,875	96
Total assets	32,369,341	7,897,255	58,177,778	8,829,445	2,197,033
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	14,708	463	32,539	23,901	120
Payable for investments purchased	–	–	–	–	–
Total liabilities	14,708	463	32,539	23,901	120
Net assets applicable to contract owners	$32,354,633	$7,896,792	$58,145,239	$8,805,544	$2,196,913
Contract Owners' Equity
Contracts in accumulation period	$32,311,245	$7,864,757	$58,042,302	$8,805,544	$2,196,913
Contracts in annuity payment period	43,388	32,035	102,937	–	–
Total contract owners' equity	$32,354,633	$7,896,792	$58,145,239	$8,805,544	$2,196,913
Investment shares	18,176,856	510,132	2,871,389	549,318	111,125
Investments at cost	$41,835,070	$8,087,856	$49,240,489	$9,654,732	$2,279,671

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Invesco VI MS Sm Cap Sr II	Invesco VI Sm Cap Equity Sr II	Janus Henderson Balanced SS	Janus Henderson Flexible Bond SS	Janus Henderson Forty SS
Assets
Investments at net asset value	$1,487,131	$12,557,311	$52,557,628	$28,246,711	$52,601,692
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	122	1,614	332,013	51,402	24,871
Total assets	1,487,253	12,558,925	52,889,641	28,298,113	52,626,563
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	139	1,663	332,337	51,516	25,190
Payable for investments purchased	–	–	–	–	–
Total liabilities	139	1,663	332,337	51,516	25,190
Net assets applicable to contract owners	$1,487,114	$12,557,262	$52,557,304	$28,246,597	$52,601,373
Contract Owners' Equity
Contracts in accumulation period	$1,487,114	$12,546,204	$52,048,395	$28,245,901	$52,445,932
Contracts in annuity payment period	–	11,058	508,909	696	155,441
Total contract owners' equity	$1,487,114	$12,557,262	$52,557,304	$28,246,597	$52,601,373
Investment shares	65,919	921,299	1,237,524	2,570,219	1,726,910
Investments at cost	$1,851,276	$15,354,842	$53,441,541	$33,353,022	$68,680,133

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Janus Henderson Mid Cap Val SS	Janus Henderson Overseas SS	MFS VIT - Mid Cap Growth Ser SC	MFS VIT II - Intl Intrinsic Val SC	MorgStanley VIF Emg Mk Eq Cl 2
Assets
Investments at net asset value	$21,792,319	$24,904,654	$2,502,809	$23,111,258	$17,026,327
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	1,838	12,120	118	19,658	1,794
Total assets	21,794,157	24,916,774	2,502,927	23,130,916	17,028,121
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	1,927	12,214	153	19,766	1,892
Payable for investments purchased	–	–	–	–	–
Total liabilities	1,927	12,214	153	19,766	1,892
Net assets applicable to contract owners	$21,792,230	$24,904,560	$2,502,774	$23,111,150	$17,026,229
Contract Owners' Equity
Contracts in accumulation period	$21,781,242	$24,836,535	$2,502,774	$23,110,041	$17,008,356
Contracts in annuity payment period	10,988	68,025	–	1,109	17,873
Total contract owners' equity	$21,792,230	$24,904,560	$2,502,774	$23,111,150	$17,026,229
Investment shares	1,393,371	677,493	401,735	863,972	1,434,400
Investments at cost	$20,807,141	$18,856,486	$3,853,505	$24,276,349	$20,524,471

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Morningstar Aggr Growth ETF Cl II	Morningstar Balanced ETF Cl II	Morningstar Conservative ETF Cl II	Morningstar Growth ETF Cl II	Morningstar Inc & Gro Asset All Cl II
Assets
Investments at net asset value	$11,449,165	$38,796,566	$10,894,908	$19,716,007	$15,446,005
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	968	1,828	683	1,442	953
Total assets	11,450,133	38,798,394	10,895,591	19,717,449	15,446,958
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	1,016	1,956	735	1,487	1,019
Payable for investments purchased	–	–	–	–	–
Total liabilities	1,016	1,956	735	1,487	1,019
Net assets applicable to contract owners	$11,449,117	$38,796,438	$10,894,856	$19,715,962	$15,445,939
Contract Owners' Equity
Contracts in accumulation period	$11,449,117	$38,582,437	$10,894,856	$19,616,704	$15,445,939
Contracts in annuity payment period	–	214,001	–	99,258	–
Total contract owners' equity	$11,449,117	$38,796,438	$10,894,856	$19,715,962	$15,445,939
Investment shares	935,389	4,032,907	1,144,423	1,921,638	1,680,741
Investments at cost	$11,488,608	$43,851,569	$12,671,955	$21,575,364	$17,809,174

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Neuberger Berman Sustain Eq S Cl	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Intl Bond USD-H Adv Cl	PIMCO VIT Low Duration Adv CL	PIMCO VIT Total Return Adv Cl
Assets
Investments at net asset value	$2,953,787	$167,282,366	$16,468	$50,924,374	$117,709,511
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	491	48,757	1	9,567	21,443
Total assets	2,954,278	167,331,123	16,469	50,933,941	117,730,954
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	505	49,563	1	9,816	21,988
Payable for investments purchased	–	–	–	–	–
Total liabilities	505	49,563	1	9,816	21,988
Net assets applicable to contract owners	$2,953,773	$167,281,560	$16,468	$50,924,125	$117,708,966
Contract Owners' Equity
Contracts in accumulation period	$2,953,245	$167,281,560	$16,468	$50,899,832	$117,664,575
Contracts in annuity payment period	528	–	–	24,293	44,391
Total contract owners' equity	$2,953,773	$167,281,560	$16,468	$50,924,125	$117,708,966
Investment shares	109,765	29,925,289	1,732	5,371,769	13,107,963
Investments at cost	$3,100,015	$257,489,409	$16,659	$55,168,627	$144,162,391

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Putnam VT Growth Opp Cl IB	Putnam VT Intl Eq Cl IB	Putnam VT Intl Val Cl IB	Putnam VT Lg Cap Val Cl IB	Putnam VT Sustain Leaders Cl IB
Assets
Investments at net asset value	$8,135,844	$2,045,748	$693,141	$16,747,652	$1,132,992
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	366	12,799	30	842	49
Total assets	8,136,210	2,058,547	693,171	16,748,494	1,133,041
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	434	12,811	37	940	60
Payable for investments purchased	–	–	–	–	–
Total liabilities	434	12,811	37	940	60
Net assets applicable to contract owners	$8,135,776	$2,045,736	$693,134	$16,747,554	$1,132,981
Contract Owners' Equity
Contracts in accumulation period	$8,131,236	$2,043,776	$693,134	$16,689,416	$1,132,981
Contracts in annuity payment period	4,540	1,960	–	58,138	–
Total contract owners' equity	$8,135,776	$2,045,736	$693,134	$16,747,554	$1,132,981
Investment shares	859,118	158,708	68,901	618,679	34,690
Investments at cost	$10,995,750	$2,072,532	$735,528	$15,321,611	$1,291,675

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	SFT Bal Stabilization	SFT Core Bond Cl 2	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization
Assets
Investments at net asset value	$599,021,781	$223,897,517	$147,288,146	$34,535,875	$313,483,858
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	103,259	204,522	85,929	13,693	491,757
Total assets	599,125,040	224,102,039	147,374,075	34,549,568	313,975,615
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	106,818	205,496	86,337	13,777	493,388
Payable for investments purchased	–	–	–	–	–
Total liabilities	106,818	205,496	86,337	13,777	493,388
Net assets applicable to contract owners	$599,018,222	$223,896,543	$147,287,738	$34,535,791	$313,482,227
Contract Owners' Equity
Contracts in accumulation period	$599,006,276	$223,270,072	$146,156,064	$34,245,698	$313,472,246
Contracts in annuity payment period	11,946	626,471	1,131,674	290,093	9,981
Total contract owners' equity	$599,018,222	$223,896,543	$147,287,738	$34,535,791	$313,482,227
Investment shares	32,319,871	98,099,124	5,435,017	1,765,567	24,171,494
Investments at cost	$452,340,806	$229,585,864	$64,823,776	$25,860,460	$280,537,893

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	SFT Govt Money Market	SFT Index 400 MC Cl 2	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Real Estate Cl 2
Assets
Investments at net asset value	$64,007,020	$58,637,387	$225,948,109	$57,174,180	$52,312,835
Receivable from Minnesota Life for contract purchase payments	6,027	–	–	–	–
Receivable for investments sold	–	50,144	7,170	11,740	40,899
Total assets	64,013,047	58,687,531	225,955,279	57,185,920	52,353,734
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	–	50,311	7,629	11,894	41,125
Payable for investments purchased	6,369	–	–	–	–
Total liabilities	6,369	50,311	7,629	11,894	41,125
Net assets applicable to contract owners	$64,006,678	$58,637,220	$225,947,650	$57,174,026	$52,312,609
Contract Owners' Equity
Contracts in accumulation period	$63,978,854	$58,324,476	$183,723,476	$57,076,285	$52,146,836
Contracts in annuity payment period	27,824	312,744	42,224,174	97,741	165,773
Total contract owners' equity	$64,006,678	$58,637,220	$225,947,650	$57,174,026	$52,312,609
Investment shares	64,007,020	9,003,212	14,178,461	27,879,385	9,205,695
Investments at cost	$64,007,020	$37,783,534	$123,997,195	$58,518,745	$43,359,968

*  See Note 1 for the full name of each segregated Sub-Account.
(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 2	T. Rowe Price Health Science II Cl	TOPS Mgd Risk Bal ETF Cl 2	TOPS Mgd Risk Flex ETF
Assets
Investments at net asset value	$89,397,430	$36,864,606	$587,842	$12,590,609	$130,952,044
Receivable from Minnesota Life for contract purchase payments	–	–	–	–	–
Receivable for investments sold	37,154	945	20	34,608	12,843
Total assets	89,434,584	36,865,551	587,862	12,625,217	130,964,887
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	37,522	1,077	21	34,671	13,610
Payable for investments purchased	–	–	–	–	–
Total liabilities	37,522	1,077	21	34,671	13,610
Net assets applicable to contract owners	$89,397,062	$36,864,474	$587,841	$12,590,546	$130,951,277
Contract Owners' Equity
Contracts in accumulation period	$89,247,990	$36,658,452	$587,841	$12,590,546	$130,951,277
Contracts in annuity payment period	149,072	206,022	–	–	–
Total contract owners' equity	$89,397,062	$36,864,474	$587,841	$12,590,546	$130,951,277
Investment shares	4,491,257	1,684,495	11,193	2,928,049	11,377,241
Investments at cost	$52,642,069	$20,092,619	$575,603	$20,298,261	$127,271,696

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	TOPS Mgd Risk Growth ETF Cl 2	TOPS Mgd Risk Mod Growth ETF Cl 2	TOPS Target Range Cl S
Assets
Investments at net asset value	$64,072,113	$16,047,691	$19,248,184
Receivable from Minnesota Life for contract purchase payments	–	–	–
Receivable for investments sold	3,238	924	545
Total assets	64,075,351	16,048,615	19,248,729
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	3,523	994	456
Payable for investments purchased	–	–	–
Total liabilities	3,523	994	456
Net assets applicable to contract owners	$64,071,828	$16,047,621	$19,248,273
Contract Owners' Equity
Contracts in accumulation period	$64,071,828	$16,047,621	$19,248,273
Contracts in annuity payment period	–	–	–
Total contract owners' equity	$64,071,828	$16,047,621	$19,248,273
Investment shares	11,544,525	6,799,869	2,313,484
Investments at cost	$97,010,325	$28,178,917	$20,927,979

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl B	Amer Century II VP Infl Pro Cl II	Amer Century VP Dscplnd Core Val Cl II	Amer Funds IS Capital World Bond Cl 2
Net investment income (loss)
Dividend income	$4,226,049	$21,175	$2,564,196	$57,970	$35,256
Mortality, expense, and administrative charges (Note 3)	(2,328,204)	(8,049)	(720,538)	(61,617)	(185,576)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	1,897,845	13,126	1,843,658	(3,647)	(150,320)
Net realized and unrealized gains (losses) on investments
Capital gain distributions	53,644,550	–	291,914	1,011,692	232,374
Net realized gain (loss) on shares redeemed	(1,180,586)	(22,720)	(187,396)	(15,832)	(148,126)
Net change in unrealized appreciation (depreciation) on investments	(92,606,780)	(91,013)	(10,160,608)	(1,654,393)	(2,843,296)
Net gains (losses) on invesments	(40,142,816)	(113,733)	(10,056,090)	(658,533)	(2,759,048)
Net increase (decrease) in net assets resulting from operations	$(38,244,971)	$(100,607)	$(8,212,432)	$(662,180)	$(2,909,368)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Amer Funds IS Global Growth Cl 2	Amer Funds IS Global Small Cap Cl 2	Amer Funds IS Growth Cl 2	Amer Funds IS Growth- Inc Cl 2	Amer Funds IS Intl Cl 2
Net investment income (loss)
Dividend income	$148,387	$–	$361,854	$521,663	$301,804
Mortality, expense, and administrative charges (Note 3)	(286,318)	(219,822)	(1,466,662)	(538,150)	(232,162)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(137,931)	(219,822)	(1,104,808)	(16,487)	69,642
Net realized and unrealized gains (losses) on investments
Capital gain distributions	2,477,388	5,553,168	15,583,196	3,934,698	2,364,293
Net realized gain (loss) on shares redeemed	629,237	(2,297)	1,693,682	961,455	102,470
Net change in unrealized appreciation (depreciation) on investments	(9,950,033)	(11,465,336)	(57,293,548)	(13,043,224)	(6,983,482)
Net gains (losses) on invesments	(6,843,408)	(5,914,465)	(40,016,670)	(8,147,071)	(4,516,719)
Net increase (decrease) in net assets resulting from operations	$(6,981,339)	$(6,134,287)	$(41,121,478)	$(8,163,558)	$(4,447,077)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Amer Funds IS New World Cl 2	Amer Funds IS US Govt Sec Cl 2	BlackRock Intl Index VI Cl III	BlackRock Small Cap Index VI Cl III	ClearBridge Sm Cap Growth Cl II
Net investment income (loss)
Dividend income	$236,305	$705,939	$24,305	$21,591	$–
Mortality, expense, and administrative charges (Note 3)	(238,628)	(262,546)	(6,788)	(13,963)	(192,040)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(2,323)	443,393	17,517	7,628	(192,040)
Net realized and unrealized gains (losses) on investments
Capital gain distributions	1,610,270	–	–	31,969	319,992
Net realized gain (loss) on shares redeemed	196,886	(775,390)	(15,025)	(25,154)	(20,579)
Net change in unrealized appreciation (depreciation) on investments	(6,591,816)	(2,098,535)	(70,451)	(259,760)	(5,263,943)
Net gains (losses) on invesments	(4,784,660)	(2,873,925)	(85,476)	(252,945)	(4,964,530)
Net increase (decrease) in net assets resulting from operations	$(4,786,983)	$(2,430,532)	$(67,959)	$(245,317)	$(5,156,570)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP Corporate Bond Cl II	Delaware Ivy VIP Energy Cl II
Net investment income (loss)
Dividend income	$1,381,375	$957,818	$180,365	$2,460,338	$83,378
Mortality, expense, and administrative charges (Note 3)	(1,280,213)	(1,028,591)	(1,095,099)	(1,286,665)	(49,310)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	101,162	(70,773)	(914,734)	1,173,673	34,068
Net realized and unrealized gains (losses) on investments
Capital gain distributions	7,218,857	32,263,889	16,084,313	2,806,006	–
Net realized gain (loss) on shares redeemed	(3,778,417)	(5,665,497)	2,661,593	(2,166,469)	740,226
Net change in unrealized appreciation (depreciation) on investments	(21,078,069)	(43,515,367)	(35,598,386)	(21,494,425)	664,008
Net gains (losses) on invesments	(17,637,629)	(16,916,975)	(16,852,480)	(20,854,888)	1,404,234
Net increase (decrease) in net assets resulting from operations	$(17,536,467)	$(16,987,748)	$(17,767,214)	$(19,681,215)	$1,438,302

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Global Bond Cl II(a)	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II(a)	Delaware Ivy VIP Growth Cl II	Delaware Ivy VIP High Income Cl II
Net investment income (loss)
Dividend income	$232,553	$321,257	$919	$–	$4,252,316
Mortality, expense, and administrative charges (Note 3)	(20,806)	(583,237)	(50,351)	(636,265)	(912,856)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	211,747	(261,980)	(49,432)	(636,265)	3,339,460
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	6,134,969	–	11,269,273	–
Net realized gain (loss) on shares redeemed	(418,669)	1,119,124	–	(190,836)	(2,842,211)
Net change in unrealized appreciation (depreciation) on investments	(89,306)	(16,688,707)	–	(27,016,830)	(9,454,984)
Net gains (losses) on invesments	(507,975)	(9,434,614)	–	(15,938,393)	(12,297,195)
Net increase (decrease) in net assets resulting from operations	$(296,228)	$(9,696,594)	$(49,432)	$(16,574,658)	$(8,957,735)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited-Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II	Delaware Ivy VIP Path Aggressive Cl II
Net investment income (loss)
Dividend income	$2,302,093	$510,197	$–	$734,988	$269,787
Mortality, expense, and administrative charges (Note 3)	(1,250,627)	(480,497)	(769,261)	(636,859)	(192,448)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	1,051,466	29,700	(769,261)	98,129	77,339
Net realized and unrealized gains (losses) on investments
Capital gain distributions	7,927,318	286,986	12,030,582	–	1,146,594
Net realized gain (loss) on shares redeemed	(2,128,971)	(479,724)	286,869	1,099,147	65,615
Net change in unrealized appreciation (depreciation) on investments	(25,089,069)	(2,092,690)	(34,866,219)	3,991,295	(4,364,476)
Net gains (losses) on invesments	(19,290,722)	(2,285,428)	(22,548,768)	5,090,442	(3,152,267)
Net increase (decrease) in net assets resulting from operations	$(18,239,256)	$(2,255,728)	$(23,318,029)	$5,188,571	$(3,074,928)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Aggr MV Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II
Net investment income (loss)
Dividend income	$597,921	$3,725,909	$1,399,198	$3,251,174	$1,078,915
Mortality, expense, and administrative charges (Note 3)	(272,433)	(1,992,937)	(991,416)	(1,647,353)	(512,972)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	325,488	1,732,972	407,782	1,603,821	565,943
Net realized and unrealized gains (losses) on investments
Capital gain distributions	1,695,596	15,667,923	5,723,990	11,824,833	3,384,994
Net realized gain (loss) on shares redeemed	(364,536)	(6,082,337)	(228,364)	(4,387,600)	(1,127,129)
Net change in unrealized appreciation (depreciation) on investments	(5,430,741)	(42,664,738)	(19,251,799)	(33,345,293)	(10,152,575)
Net gains (losses) on invesments	(4,099,681)	(33,079,152)	(13,756,173)	(25,908,060)	(7,894,710)
Net increase (decrease) in net assets resulting from operations	$(3,774,193)	$(31,346,180)	$(13,348,391)	$(24,304,239)	$(7,328,767)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Mod Cons MV Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II
Net investment income (loss)
Dividend income	$1,710,843	$13,390,382	$–	$–	$–
Mortality, expense, and administrative charges (Note 3)	(450,075)	(6,003,354)	(1,033,364)	(526,677)	(576,560)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	1,260,768	7,387,028	(1,033,364)	(526,677)	(576,560)
Net realized and unrealized gains (losses) on investments
Capital gain distributions	10,284,283	80,181,926	9,203,658	8,775,946	9,021,609
Net realized gain (loss) on shares redeemed	(2,243,426)	(5,025,598)	(2,269,071)	(730,165)	(1,646,712)
Net change in unrealized appreciation (depreciation) on investments	(14,727,433)	(156,162,553)	(36,948,519)	(20,721,539)	(14,964,248)
Net gains (losses) on invesments	(6,686,576)	(81,006,225)	(30,013,932)	(12,675,758)	(7,589,351)
Net increase (decrease) in net assets resulting from operations	$(5,425,808)	$(73,619,197)	$(31,047,296)	$(13,202,435)	$(8,165,911)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Value Cl II	Delaware VIP Global Val Eq Cl II	Delaware VIP RE Sec Cl II	Fidelity VIP Bond Index SC 2	Fidelity VIP Equity- Income SC 2
Net investment income (loss)
Dividend income	$850,629	$511,749	$58,660	$20,693	$959,391
Mortality, expense, and administrative charges (Note 3)	(848,457)	(179,104)	(98,080)	(14,107)	(814,722)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	2,172	332,645	(39,420)	6,586	144,669
Net realized and unrealized gains (losses) on investments
Capital gain distributions	17,658,730	3,213,260	875,006	–	1,927,535
Net realized gain (loss) on shares redeemed	1,964,559	(1,370,720)	(22,100)	(21,442)	2,274,570
Net change in unrealized appreciation (depreciation) on investments	(23,970,235)	(4,143,025)	(2,936,371)	(149,956)	(8,695,743)
Net gains (losses) on invesments	(4,346,946)	(2,300,485)	(2,083,465)	(171,398)	(4,493,638)
Net increase (decrease) in net assets resulting from operations	$(4,344,774)	$(1,967,840)	$(2,122,885)	$(164,812)	$(4,348,969)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Mid Cap SC2	Franklin Mutual Shs VIP Cl 2	Franklin Small Cap Val VIP Cl 2	Franklin Sm-Md Cap Gr VIP Cl 2	Franklin Temp Dev Mkts VIP Cl 2
Net investment income (loss)
Dividend income	$100,889	$81,550	$353,518	$–	$417,550
Mortality, expense, and administrative charges (Note 3)	(515,179)	(65,984)	(499,842)	(142,688)	(208,807)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(414,290)	15,566	(146,324)	(142,688)	208,743
Net realized and unrealized gains (losses) on investments
Capital gain distributions	2,553,809	492,489	6,671,330	2,877,612	1,206,544
Net realized gain (loss) on shares redeemed	443,562	(197,733)	(1,010,429)	(1,393,178)	36,148
Net change in unrealized appreciation (depreciation) on investments	(9,689,231)	(756,788)	(10,177,882)	(6,685,353)	(5,963,385)
Net gains (losses) on invesments	(6,691,860)	(462,032)	(4,516,981)	(5,200,919)	(4,720,693)
Net increase (decrease) in net assets resulting from operations	$(7,106,150)	$(446,466)	$(4,663,305)	$(5,343,607)	$(4,511,950)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Goldman Sachs VIT Govt Money Market SS(b)	Goldman Sachs VIT HQ Flt Rt SS(a)	Goldman Sachs VIT Trends Driven SS	Invesco Opphmr VI Intl Growth Sr II	Invesco VI American Value Sr II
Net investment income (loss)
Dividend income	$138,346	$45,570	$–	$–	$38,715
Mortality, expense, and administrative charges (Note 3)	(91,531)	(167,487)	(2,276,497)	(490,455)	(123,300)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	46,815	(121,917)	(2,276,497)	(490,455)	(84,585)
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	6,015,443	6,257,982	1,568,306
Net realized gain (loss) on shares redeemed	–	(382,469)	(316,900)	(565,022)	128,696
Net change in unrealized appreciation (depreciation) on investments	–	250,185	(41,606,197)	(17,531,280)	(2,057,651)
Net gains (losses) on invesments	–	(132,284)	(35,907,654)	(11,838,320)	(360,649)
Net increase (decrease) in net assets resulting from operations	$46,815	$(254,201)	$(38,184,151)	$(12,328,775)	$(445,234)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Invesco VI Comstock Sr II	Invesco VI Equity & Inc Sr II	Invesco VI Growth & Inc Sr II	Invesco VI MS Sm Cap Sr II	Invesco VI Sm Cap Equity Sr II
Net investment income (loss)
Dividend income	$802,887	$134,115	$31,461	$4,022	$–
Mortality, expense, and administrative charges (Note 3)	(898,873)	(121,876)	(45,451)	(29,240)	(195,735)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(95,986)	12,239	(13,990)	(25,218)	(195,735)
Net realized and unrealized gains (losses) on investments
Capital gain distributions	1,830,795	1,237,535	230,636	188,459	2,695,956
Net realized gain (loss) on shares redeemed	2,233,409	19,867	295,039	171,045	(22,439)
Net change in unrealized appreciation (depreciation) on investments	(4,465,428)	(2,121,848)	(737,668)	(742,896)	(6,375,018)
Net gains (losses) on invesments	(401,224)	(864,446)	(211,993)	(383,392)	(3,701,501)
Net increase (decrease) in net assets resulting from operations	$(497,210)	$(852,207)	$(225,983)	$(408,610)	$(3,897,236)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Janus Henderson Balanced SS	Janus Henderson Flexible Bond SS	Janus Henderson Forty SS	Janus Henderson Mid Cap Val SS	Janus Henderson Overseas SS
Net investment income (loss)
Dividend income	$555,134	$619,318	$30,344	$267,146	$433,374
Mortality, expense, and administrative charges (Note 3)	(848,419)	(409,415)	(846,587)	(327,345)	(352,988)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(293,285)	209,903	(816,243)	(60,199)	80,386
Net realized and unrealized gains (losses) on investments
Capital gain distributions	1,716,093	542,189	10,030,202	1,866,008	–
Net realized gain (loss) on shares redeemed	2,584,244	(442,805)	170,267	(122,422)	1,330,783
Net change in unrealized appreciation (depreciation) on investments	(15,787,683)	(5,353,675)	(37,225,463)	(3,590,256)	(4,532,987)
Net gains (losses) on invesments	(11,487,346)	(5,254,291)	(27,024,994)	(1,846,670)	(3,202,204)
Net increase (decrease) in net assets resulting from operations	$(11,780,631)	$(5,044,388)	$(27,841,237)	$(1,906,869)	$(3,121,818)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	MFS VIT - Mid Cap Growth Ser SC	MFS VIT II - Intl Intrinsic Val SC	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl II	Morningstar Balanced ETF Cl II
Net investment income (loss)
Dividend income	$–	$121,789	$68,936	$180,128	$692,771
Mortality, expense, and administrative charges (Note 3)	(46,208)	(320,006)	(268,533)	(169,132)	(566,547)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(46,208)	(198,217)	(199,597)	10,996	126,224
Net realized and unrealized gains (losses) on investments
Capital gain distributions	431,257	1,072,528	1,970,541	425,357	1,886,463
Net realized gain (loss) on shares redeemed	(19,859)	192,410	95,687	112,273	(359,471)
Net change in unrealized appreciation (depreciation) on investments	(1,413,053)	(7,972,030)	(8,125,301)	(2,515,014)	(8,446,928)
Net gains (losses) on invesments	(1,001,655)	(6,707,092)	(6,059,073)	(1,977,384)	(6,919,936)
Net increase (decrease) in net assets resulting from operations	$(1,047,863)	$(6,905,309)	$(6,258,670)	$(1,966,388)	$(6,793,712)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Morningstar Conservative ETF Cl II	Morningstar Growth ETF Cl II	Morningstar Inc & Gro Asset All Cl II	Neuberger Berman Sustain Eq S Cl	PIMCO VIT Global Div Alloc Adv Cl
Net investment income (loss)
Dividend income	$180,011	$328,620	$282,516	$4,059	$8,273,516
Mortality, expense, and administrative charges (Note 3)	(158,880)	(265,386)	(232,304)	(48,285)	(2,496,463)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	21,131	63,234	50,212	(44,226)	5,777,053
Net realized and unrealized gains (losses) on investments
Capital gain distributions	416,860	825,385	708,779	310,001	57,533,450
Net realized gain (loss) on shares redeemed	(304,572)	27,525	(245,292)	232,947	(6,611,023)
Net change in unrealized appreciation (depreciation) on investments	(1,833,481)	(4,171,138)	(3,142,551)	(1,320,236)	(93,605,662)
Net gains (losses) on invesments	(1,721,193)	(3,318,228)	(2,679,064)	(777,288)	(42,683,235)
Net increase (decrease) in net assets resulting from operations	$(1,700,062)	$(3,254,994)	$(2,628,852)	$(821,514)	$(36,906,182)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	PIMCO VIT Intl Bond USD-H Adv Cl(c)	PIMCO VIT Low Duration Adv CL	PIMCO VIT Total Return Adv Cl	Putnam VT Growth Opp Cl IB	Putnam VT Intl Eq Cl IB
Net investment income (loss)
Dividend income	$73	$859,503	$3,315,156	$–	$34,457
Mortality, expense, and administrative charges (Note 3)	(58)	(781,429)	(1,863,539)	(154,473)	(31,255)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	15	78,074	1,451,617	(154,473)	3,202
Net realized and unrealized gains (losses) on investments
Capital gain distributions	1	–	–	1,864,417	246,655
Net realized gain (loss) on shares redeemed	(7)	(1,029,468)	(3,618,233)	349,260	(14,624)
Net change in unrealized appreciation (depreciation) on investments	(192)	(3,342,417)	(21,744,705)	(6,338,449)	(673,160)
Net gains (losses) on invesments	(198)	(4,371,885)	(25,362,938)	(4,124,772)	(441,129)
Net increase (decrease) in net assets resulting from operations	$(183)	$(4,293,811)	$(23,911,321)	$(4,279,245)	$(437,927)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	Putnam VT Intl Val Cl IB	Putnam VT Lg Cap Val Cl IB	Putnam VT Sustain Leaders Cl IB	SFT Bal Stabilization	SFT Core Bond Cl 2
Net investment income (loss)
Dividend income	$9,063	$258,256	$7,015	$–	$–
Mortality, expense, and administrative charges (Note 3)	(7,349)	(248,745)	(19,911)	(8,870,768)	(3,305,367)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	1,714	9,511	(12,896)	(8,870,768)	(3,305,367)
Net realized and unrealized gains (losses) on investments
Capital gain distributions	15,806	1,496,206	195,206	–	–
Net realized gain (loss) on shares redeemed	(10,304)	364,646	28,425	16,899,321	7,382,570
Net change in unrealized appreciation (depreciation) on investments	(43,335)	(2,701,757)	(595,170)	(104,726,362)	(45,772,937)
Net gains (losses) on invesments	(37,833)	(840,905)	(371,539)	(87,827,041)	(38,390,367)
Net increase (decrease) in net assets resulting from operations	$(36,119)	$(831,394)	$(384,435)	$(96,697,809)	$(41,695,734)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 2
Net investment income (loss)
Dividend income	$–	$–	$–	$744,364	$–
Mortality, expense, and administrative charges (Note 3)	(2,158,281)	(523,024)	(4,508,969)	(745,191)	(733,162)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(2,158,281)	(523,024)	(4,508,969)	(827)	(733,162)
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	–
Net realized gain (loss) on shares redeemed	16,501,293	2,330,770	4,922,689	–	4,744,142
Net change in unrealized appreciation (depreciation) on investments	(76,171,962)	(16,151,400)	(39,359,603)	–	(14,607,792)
Net gains (losses) on invesments	(59,670,669)	(13,820,630)	(34,436,914)	–	(9,863,650)
Net increase (decrease) in net assets resulting from operations	$(61,828,950)	$(14,343,654)	$(38,945,883)	$(827)	$(10,596,812)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Real Estate Cl 2	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 2
Net investment income (loss)
Dividend income	$–	$629	$–	$–	$–
Mortality, expense, and administrative charges (Note 3)	(2,646,969)	(810,237)	(854,858)	(1,363,711)	(574,643)
Fees waived (Note 3)	–	–	–	–	83,689
Net investment income (loss)	(2,646,969)	(809,608)	(854,858)	(1,363,711)	(490,954)
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	–
Net realized gain (loss) on shares redeemed	17,373,701	(342,297)	8,363,912	11,880,797	3,649,854
Net change in unrealized appreciation (depreciation) on investments	(69,205,137)	(6,600,529)	(28,145,908)	(25,657,193)	(13,372,811)
Net gains (losses) on invesments	(51,831,436)	(6,942,826)	(19,781,996)	(13,776,396)	(9,722,957)
Net increase (decrease) in net assets resulting from operations	$(54,478,405)	$(7,752,434)	$(20,636,854)	$(15,140,107)	$(10,213,911)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

	Segregated Sub-Accounts*
	T. Rowe Price Health Science II Cl(c)	TOPS Mgd Risk Bal ETF Cl 2	TOPS Mgd Risk Flex ETF	TOPS Mgd Risk Growth ETF Cl 2	TOPS Mgd Risk Mod Growth ETF Cl 2
Net investment income (loss)
Dividend income	$–	$2,470,749	$1,832,784	$5,601,114	$2,605,668
Mortality, expense, and administrative charges (Note 3)	(3,250)	(212,492)	(1,926,931)	(1,007,434)	(247,229)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(3,250)	2,258,257	(94,147)	4,593,680	2,358,439
Net realized and unrealized gains (losses) on investments
Capital gain distributions	9,909	5,531,987	–	27,840,492	10,486,785
Net realized gain (loss) on shares redeemed	1,224	(471,580)	772,327	(905,776)	(937,610)
Net change in unrealized appreciation (depreciation) on investments	12,240	(9,615,867)	(20,934,786)	(43,591,274)	(14,895,226)
Net gains (losses) on invesments	23,373	(4,555,460)	(20,162,459)	(16,656,558)	(5,346,051)
Net increase (decrease) in net assets resulting from operations	$20,123	$(2,297,203)	$(20,256,606)	$(12,062,878)	$(2,987,612)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Operations

Year or Period ended December 31, 2022

Segregated Sub-Accounts*
TOPS Target Range Cl S
Net investment income (loss)
Dividend income	$–
Mortality, expense, and administrative charges (Note 3)	(123,607)
Fees waived (Note 3)	–
Net investment income (loss)	(123,607)
Net realized and unrealized gains (losses) on investments
Capital gain distributions	463
Net realized gain (loss) on shares redeemed	(33,889)
Net change in unrealized appreciation (depreciation) on investments	(1,680,563)
Net gains (losses) on invesments	(1,713,989)
Net increase (decrease) in net assets resulting from operations	$(1,837,596)

*  See Note 1 for the full name of each segregated Sub-Account.

(a)  For the period from January 1, 2022 through April 29, 2022.

(b)  For the period from February 1, 2022 through December 31, 2022.

(c)  For the period from April 29, 2022 through December 31, 2022.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl B	Amer Century II VP Infl Pro Cl II	Amer Century VP Dscplnd Core Val Cl II	Amer Funds IS Capital World Bond Cl 2
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$264,542	$800	$1,075,688	$(43,952)	$49,574
Net realized gains (losses) on investments	2,490,511	19,097	94,367	743,633	405,497
Net change in unrealized appreciation (depreciation) on investments	11,401,586	34,672	1,811,187	216,296	(1,306,184)
Net increase (decrease) in net assets resulting from operations	14,156,639	54,569	2,981,242	915,977	(851,113)
Contract transactions (Notes 3 and 6)
Contract purchase payments	4,854,410	104,325	6,495,917	1,845,006	3,978,186
Contract terminations, withdrawal payments and charges	(10,568,266)	(120,506)	(8,098,790)	(1,812,258)	(1,229,477)
Actuarial adjustments for mortality experience on annuities in payment period	–	–	469	84	52
Annuity benefit payments	–	–	(5,828)	(483)	(1,777)
Increase (decrease) in net assets from contract transactions	(5,713,856)	(16,181)	(1,608,232)	32,349	2,746,984
Increase (decrease) in net assets	8,442,783	38,388	1,373,010	948,326	1,895,871
Net assets at the beginning of year or period	186,097,971	575,510	60,206,746	4,196,263	12,342,685
Net assets at the end of year or period	$194,540,754	$613,898	$61,579,756	$5,144,589	$14,238,556
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$1,897,845	$13,126	$1,843,658	$(3,647)	$(150,320)
Net realized gains (losses) on investments	52,463,964	(22,720)	104,518	995,860	84,248
Net change in unrealized appreciation (depreciation) on investments	(92,606,780)	(91,013)	(10,160,608)	(1,654,393)	(2,843,296)
Net increase (decrease) in net assets resulting from operations	(38,244,971)	(100,607)	(8,212,432)	(662,180)	(2,909,368)
Contract transactions (Notes 3 and 6)
Contract purchase payments	8,630,083	95,790	3,143,343	122,846	3,096,037
Contract terminations, withdrawal payments and charges	(10,271,577)	(113,562)	(11,172,562)	(1,282,526)	(768,309)
Actuarial adjustments for mortality experience on annuities in payment period	–	–	518	93	52
Annuity benefit payments	–	–	(5,586)	(452)	(1,568)
Increase (decrease) in net assets from contract transactions	(1,641,494)	(17,772)	(8,034,287)	(1,160,039)	2,326,212
Increase (decrease) in net assets	(39,886,465)	(118,379)	(16,246,719)	(1,822,219)	(583,156)
Net assets at the beginning of year or period	194,540,754	613,898	61,579,756	5,144,589	14,238,556
Net assets at the end of year or period	$154,654,289	$495,519	$45,333,037	$3,322,370	$13,655,400

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Amer Funds IS Global Growth Cl 2	Amer Funds IS Global Small Cap Cl 2	Amer Funds IS Growth Cl 2	Amer Funds IS Growth- Inc Cl 2	Amer Funds IS Intl Cl 2
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$(251,608)	$(262,413)	$(1,447,479)	$(110,774)	$207,848
Net realized gains (losses) on investments	2,574,811	1,174,294	22,589,925	2,441,161	577,361
Net change in unrealized appreciation (depreciation) on investments	848,692	(115,175)	(266,470)	5,821,585	(1,306,678)
Net increase (decrease) in net assets resulting from operations	3,171,895	796,706	20,875,976	8,151,972	(521,469)
Contract transactions (Notes 3 and 6)
Contract purchase payments	5,567,057	3,174,329	18,538,180	8,230,071	2,422,200
Contract terminations, withdrawal payments and charges	(3,152,793)	(1,915,228)	(18,270,868)	(6,312,035)	(2,932,116)
Actuarial adjustments for mortality experience on annuities in payment period	119	30	545	183	–
Annuity benefit payments	(1,369)	(297)	(2,848)	(3,309)	–
Increase (decrease) in net assets from contract transactions	2,413,014	1,258,834	265,009	1,914,910	(509,916)
Increase (decrease) in net assets	5,584,909	2,055,540	21,140,985	10,066,882	(1,031,385)
Net assets at the beginning of year or period	21,023,072	16,619,031	106,691,376	36,121,031	20,488,571
Net assets at the end of year or period	$26,607,981	$18,674,571	$127,832,361	$46,187,913	$19,457,186
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$(137,931)	$(219,822)	$(1,104,808)	$(16,487)	$69,642
Net realized gains (losses) on investments	3,106,625	5,550,871	17,276,878	4,896,153	2,466,763
Net change in unrealized appreciation (depreciation) on investments	(9,950,033)	(11,465,336)	(57,293,548)	(13,043,224)	(6,983,482)
Net increase (decrease) in net assets resulting from operations	(6,981,339)	(6,134,287)	(41,121,478)	(8,163,558)	(4,447,077)
Contract transactions (Notes 3 and 6)
Contract purchase payments	3,452,227	4,006,924	21,296,995	4,900,525	2,895,382
Contract terminations, withdrawal payments and charges	(2,162,039)	(923,040)	(6,617,482)	(4,395,999)	(1,698,736)
Actuarial adjustments for mortality experience on annuities in payment period	105	24	467	187	–
Annuity benefit payments	(1,145)	(215)	(2,392)	(2,901)	–
Increase (decrease) in net assets from contract transactions	1,289,148	3,083,693	14,677,588	501,812	1,196,646
Increase (decrease) in net assets	(5,692,191)	(3,050,594)	(26,443,890)	(7,661,746)	(3,250,431)
Net assets at the beginning of year or period	26,607,981	18,674,571	127,832,361	46,187,913	19,457,186
Net assets at the end of year or period	$20,915,790	$15,623,977	$101,388,471	$38,526,167	$16,206,755

*  See Note 1 for the full name of each segregated Sub-Account.
(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Amer Funds IS New World Cl 2	Amer Funds IS US Govt Sec Cl 2	BlackRock Intl Index VI Cl III(a)	BlackRock Small Cap Index VI Cl III(a)	ClearBridge Sm Cap Growth Cl II
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$(101,123)	$(41,886)	$9,082	$3,461	$(223,494)
Net realized gains (losses) on investments	1,399,373	1,817,598	37	57,186	2,482,935
Net change in unrealized appreciation (depreciation) on investments	(765,127)	(2,309,759)	(6,195)	(58,593)	(914,815)
Net increase (decrease) in net assets resulting from operations	533,123	(534,047)	2,924	2,054	1,344,626
Contract transactions (Notes 3 and 6)
Contract purchase payments	3,971,341	8,071,105	326,040	615,542	4,837,839
Contract terminations, withdrawal payments and charges	(1,921,897)	(9,379,502)	(1,220)	(1,426)	(2,859,678)
Actuarial adjustments for mortality experience on annuities in payment period	36	122	–	–	17
Annuity benefit payments	(1,411)	(7,547)	–	–	(428)
Increase (decrease) in net assets from contract transactions	2,048,069	(1,315,822)	324,820	614,116	1,977,750
Increase (decrease) in net assets	2,581,192	(1,849,869)	327,744	616,170	3,322,376
Net assets at the beginning of year or period	17,187,308	22,076,491	–	–	12,516,842
Net assets at the end of year or period	$19,768,500	$20,226,622	$327,744	$616,170	$15,839,218
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$(2,323)	$443,393	$17,517	$7,628	$(192,040)
Net realized gains (losses) on investments	1,807,156	(775,390)	(15,025)	6,815	299,413
Net change in unrealized appreciation (depreciation) on investments	(6,591,816)	(2,098,535)	(70,451)	(259,760)	(5,263,943)
Net increase (decrease) in net assets resulting from operations	(4,786,983)	(2,430,532)	(67,959)	(245,317)	(5,156,570)
Contract transactions (Notes 3 and 6)
Contract purchase payments	2,759,068	3,632,971	895,208	1,603,313	4,708,440
Contract terminations, withdrawal payments and charges	(852,420)	(3,772,074)	(74,058)	(61,538)	(1,213,851)
Actuarial adjustments for mortality experience on annuities in payment period	31	136	–	–	6
Annuity benefit payments	(1,136)	(6,801)	–	–	(370)
Increase (decrease) in net assets from contract transactions	1,905,543	(145,768)	821,150	1,541,775	3,494,225
Increase (decrease) in net assets	(2,881,440)	(2,576,300)	753,191	1,296,458	(1,662,345)
Net assets at the beginning of year or period	19,768,500	20,226,622	327,744	616,170	15,839,218
Net assets at the end of year or period	$16,887,060	$17,650,322	$1,080,935	$1,912,628	$14,176,873

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP Corporate Bond Cl II	Delaware Ivy VIP Energy Cl II
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$164,446	$(239,847)	$(838,152)	$905,972	$(2,648)
Net realized gains (losses) on investments	10,449,151	5,733,575	9,964,745	5,178,843	(1,041,445)
Net change in unrealized appreciation (depreciation) on investments	(515,245)	8,124,852	15,439,543	(8,693,792)	2,216,553
Net increase (decrease) in net assets resulting from operations	10,098,352	13,618,580	24,566,136	(2,608,977)	1,172,460
Contract transactions (Notes 3 and 6)
Contract purchase payments	1,789,647	4,161,221	1,102,303	11,920,970	204,014
Contract terminations, withdrawal payments and charges	(19,495,095)	(13,129,268)	(25,465,740)	(13,307,044)	(1,339,229)
Actuarial adjustments for mortality experience on annuities in payment period	(464)	32,309	9,341	2,276	222
Annuity benefit payments	(39,001)	(308,351)	(41,422)	(21,831)	(556)
Increase (decrease) in net assets from contract transactions	(17,744,913)	(9,244,089)	(24,395,518)	(1,405,629)	(1,135,549)
Increase (decrease) in net assets	(7,646,561)	4,374,491	170,618	(4,014,606)	36,911
Net assets at the beginning of year or period	121,115,915	97,878,067	100,622,120	124,630,013	3,228,100
Net assets at the end of year or period	$113,469,354	$102,252,558	$100,792,738	$120,615,407	$3,265,011
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$101,162	$(70,773)	$(914,734)	$1,173,673	$34,068
Net realized gains (losses) on investments	3,440,440	26,598,392	18,745,906	639,537	740,226
Net change in unrealized appreciation (depreciation) on investments	(21,078,069)	(43,515,367)	(35,598,386)	(21,494,425)	664,008
Net increase (decrease) in net assets resulting from operations	(17,536,467)	(16,987,748)	(17,767,214)	(19,681,215)	1,438,302
Contract transactions (Notes 3 and 6)
Contract purchase payments	758,288	2,424,150	1,629,865	2,031,033	18,302
Contract terminations, withdrawal payments and charges	(13,362,917)	(11,006,741)	(13,927,495)	(14,711,650)	(1,965,478)
Actuarial adjustments for mortality experience on annuities in payment period	10,842	(9,610)	6,413	2,047	342
Annuity benefit payments	(33,159)	(250,741)	(37,718)	(17,275)	(809)
Increase (decrease) in net assets from contract transactions	(12,626,946)	(8,842,942)	(12,328,935)	(12,695,845)	(1,947,643)
Increase (decrease) in net assets	(30,163,413)	(25,830,690)	(30,096,149)	(32,377,060)	(509,341)
Net assets at the beginning of year or period	113,469,354	102,252,558	100,792,738	120,615,407	3,265,011
Net assets at the end of year or period	$83,305,941	$76,421,868	$70,696,589	$88,238,347	$2,755,670

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Global Bond Cl II(b)	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II(b)	Delaware Ivy VIP Growth Cl II	Delaware Ivy VIP High Income Cl II
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$131,218	$(769,844)	$(185,406)	$(823,347)	$3,336,769
Net realized gains (losses) on investments	(13,706)	1,353,406	–	9,080,658	(1,344,156)
Net change in unrealized appreciation (depreciation) on investments	(235,423)	7,946,335	–	6,733,303	1,264,844
Net increase (decrease) in net assets resulting from operations	(117,911)	8,529,897	(185,406)	14,990,614	3,257,457
Contract transactions (Notes 3 and 6)
Contract purchase payments	646,200	488,599	6,497,069	848,128	8,207,758
Contract terminations, withdrawal payments and charges	(1,060,553)	(12,526,463)	(5,998,517)	(12,855,127)	(7,919,025)
Actuarial adjustments for mortality experience on annuities in payment period	–	6,104	58	3,776	2,936
Annuity benefit payments	(1,667)	(19,465)	(1,734)	(19,121)	(31,585)
Increase (decrease) in net assets from contract transactions	(416,020)	(12,051,225)	496,876	(12,022,344)	260,084
Increase (decrease) in net assets	(533,931)	(3,521,328)	311,470	2,968,270	3,517,541
Net assets at the beginning of year or period	5,654,456	57,162,566	12,158,390	57,860,103	72,001,949
Net assets at the end of year or period	$5,120,525	$53,641,238	$12,469,860	$60,828,373	$75,519,490
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$211,747	$(261,980)	$(49,432)	$(636,265)	$3,339,460
Net realized gains (losses) on investments	(418,669)	7,254,093	–	11,078,437	(2,842,211)
Net change in unrealized appreciation (depreciation) on investments	(89,306)	(16,688,707)	–	(27,016,830)	(9,454,984)
Net increase (decrease) in net assets resulting from operations	(296,228)	(9,696,594)	(49,432)	(16,574,658)	(8,957,735)
Contract transactions (Notes 3 and 6)
Contract purchase payments	39,886	1,139,742	285,730	1,616,746	2,471,830
Contract terminations, withdrawal payments and charges	(4,864,049)	(8,121,720)	(12,705,619)	(5,833,512)	(10,673,361)
Actuarial adjustments for mortality experience on annuities in payment period	–	5,487	17	3,532	2,590
Annuity benefit payments	(134)	(17,058)	(556)	(17,205)	(22,783)
Increase (decrease) in net assets from contract transactions	(4,824,297)	(6,993,549)	(12,420,428)	(4,230,439)	(8,221,724)
Increase (decrease) in net assets	(5,120,525)	(16,690,143)	(12,469,860)	(20,805,097)	(17,179,459)
Net assets at the beginning of year or period	5,120,525	53,641,238	12,469,860	60,828,373	75,519,490
Net assets at the end of year or period	$–	$36,951,095	$–	$40,023,276	$58,340,031

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited-Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II	Delaware Ivy VIP Path Aggressive Cl II
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$(287,558)	$104,039	$(1,070,966)	$16,923	$53,251
Net realized gains (losses) on investments	2,125,680	202,566	17,344,153	(1,943,874)	827,044
Net change in unrealized appreciation (depreciation) on investments	13,459,526	(1,102,309)	(5,563,011)	8,558,773	1,997,870
Net increase (decrease) in net assets resulting from operations	15,297,648	(795,704)	10,710,176	6,631,822	2,878,165
Contract transactions (Notes 3 and 6)
Contract purchase payments	2,377,156	6,165,995	2,853,103	8,928,715	57,036
Contract terminations, withdrawal payments and charges	(21,973,646)	(4,626,755)	(22,813,538)	(9,699,446)	(2,399,938)
Actuarial adjustments for mortality experience on annuities in payment period	9,180	–	1,756	321	–
Annuity benefit payments	(89,334)	–	(11,790)	(1,540)	–
Increase (decrease) in net assets from contract transactions	(19,676,644)	1,539,240	(19,970,469)	(771,950)	(2,342,902)
Increase (decrease) in net assets	(4,378,996)	743,536	(9,260,293)	5,859,872	535,263
Net assets at the beginning of year or period	125,345,469	42,637,617	82,857,967	25,824,462	17,714,243
Net assets at the end of year or period	$120,966,473	$43,381,153	$73,597,674	$31,684,334	$18,249,506
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$1,051,466	$29,700	$(769,261)	$98,129	$77,339
Net realized gains (losses) on investments	5,798,347	(192,738)	12,317,451	1,099,147	1,212,209
Net change in unrealized appreciation (depreciation) on investments	(25,089,069)	(2,092,690)	(34,866,219)	3,991,295	(4,364,476)
Net increase (decrease) in net assets resulting from operations	(18,239,256)	(2,255,728)	(23,318,029)	5,188,571	(3,074,928)
Contract transactions (Notes 3 and 6)
Contract purchase payments	3,354,812	1,399,188	6,553,064	15,669,943	363,704
Contract terminations, withdrawal payments and charges	(12,179,768)	(9,259,646)	(7,197,474)	(9,218,550)	(3,166,939)
Actuarial adjustments for mortality experience on annuities in payment period	(38,920)	–	1,469	416	–
Annuity benefit payments	(76,504)	–	(9,295)	(1,447)	–
Increase (decrease) in net assets from contract transactions	(8,940,380)	(7,860,458)	(652,236)	6,450,362	(2,803,235)
Increase (decrease) in net assets	(27,179,636)	(10,116,186)	(23,970,265)	11,638,933	(5,878,163)
Net assets at the beginning of year or period	120,966,473	43,381,153	73,597,674	31,684,334	18,249,506
Net assets at the end of year or period	$93,786,837	$33,264,967	$49,627,409	$43,323,267	$12,371,343

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Aggr MV Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$138,073	$1,199,964	$143,423	$1,024,650	$383,742
Net realized gains (losses) on investments	1,752,806	6,257,749	2,101,502	5,772,773	1,571,859
Net change in unrealized appreciation (depreciation) on investments	290,633	20,325,310	9,118,511	12,498,859	3,204,634
Net increase (decrease) in net assets resulting from operations	2,181,512	27,783,023	11,363,436	19,296,282	5,160,235
Contract transactions (Notes 3 and 6)
Contract purchase payments	2,304,894	159,034	3,242,632	201,784	1,077,008
Contract terminations, withdrawal payments and charges	(6,320,120)	(36,643,233)	(9,966,766)	(23,833,681)	(8,754,434)
Actuarial adjustments for mortality experience on annuities in payment period	–	–	–	423	–
Annuity benefit payments	(7,940)	–	–	(4,521)	–
Increase (decrease) in net assets from contract transactions	(4,023,166)	(36,484,199)	(6,724,134)	(23,635,995)	(7,677,426)
Increase (decrease) in net assets	(1,841,654)	(8,701,176)	4,639,302	(4,339,713)	(2,517,191)
Net assets at the beginning of year or period	27,452,306	198,257,146	85,759,607	157,380,550	50,092,630
Net assets at the end of year or period	$25,610,652	$189,555,970	$90,398,909	$153,040,837	$47,575,439
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$325,488	$1,732,972	$407,782	$1,603,821	$565,943
Net realized gains (losses) on investments	1,331,060	9,585,586	5,495,626	7,437,233	2,257,865
Net change in unrealized appreciation (depreciation) on investments	(5,430,741)	(42,664,738)	(19,251,799)	(33,345,293)	(10,152,575)
Net increase (decrease) in net assets resulting from operations	(3,774,193)	(31,346,180)	(13,348,391)	(24,304,239)	(7,328,767)
Contract transactions (Notes 3 and 6)
Contract purchase payments	804,333	410,106	1,945,840	448,637	90,011
Contract terminations, withdrawal payments and charges	(3,552,608)	(18,617,508)	(10,839,555)	(15,063,919)	(4,094,220)
Actuarial adjustments for mortality experience on annuities in payment period	–	–	–	433	–
Annuity benefit payments	(7,051)	–	–	(4,033)	–
Increase (decrease) in net assets from contract transactions	(2,755,326)	(18,207,402)	(8,893,715)	(14,618,882)	(4,004,209)
Increase (decrease) in net assets	(6,529,519)	(49,553,582)	(22,242,106)	(38,923,121)	(11,332,976)
Net assets at the beginning of year or period	25,610,652	189,555,970	90,398,909	153,040,837	47,575,439
Net assets at the end of year or period	$19,081,133	$140,002,388	$68,156,803	$114,117,716	$36,242,463

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Mod Cons MV Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$107,588	$1,229,355	$(1,381,931)	$(242,705)	$(827,872)
Net realized gains (losses) on investments	1,612,362	9,755,602	33,315,629	9,045,300	(197,415)
Net change in unrealized appreciation (depreciation) on investments	1,798,700	43,187,462	(19,853,925)	(6,882,889)	10,985,242
Net increase (decrease) in net assets resulting from operations	3,518,650	54,172,419	12,079,773	1,919,706	9,959,955
Contract transactions (Notes 3 and 6)
Contract purchase payments	5,952,960	15,539,809	6,049,921	2,575,614	11,727,126
Contract terminations, withdrawal payments and charges	(6,936,127)	(31,480,120)	(18,873,139)	(12,945,134)	(20,391,225)
Actuarial adjustments for mortality experience on annuities in payment period	–	–	262	2,231	6,243
Annuity benefit payments	–	–	(37,179)	(12,420)	(37,427)
Increase (decrease) in net assets from contract transactions	(983,167)	(15,940,311)	(12,860,135)	(10,379,709)	(8,695,283)
Increase (decrease) in net assets	2,535,483	38,232,108	(780,362)	(8,460,003)	1,264,672
Net assets at the beginning of year or period	37,451,847	479,912,739	94,942,067	56,931,305	51,855,868
Net assets at the end of year or period	$39,987,330	$518,144,847	$94,161,705	$48,471,302	$53,120,540
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$1,260,768	$7,387,028	$(1,033,364)	$(526,677)	$(576,560)
Net realized gains (losses) on investments	8,040,857	75,156,328	6,934,587	8,045,781	7,374,897
Net change in unrealized appreciation (depreciation) on investments	(14,727,433)	(156,162,553)	(36,948,519)	(20,721,539)	(14,964,248)
Net increase (decrease) in net assets resulting from operations	(5,425,808)	(73,619,197)	(31,047,296)	(13,202,435)	(8,165,911)
Contract transactions (Notes 3 and 6)
Contract purchase payments	2,289,665	13,155,181	8,004,694	3,244,412	1,139,768
Contract terminations, withdrawal payments and charges	(6,628,550)	(32,498,194)	(10,403,706)	(6,219,008)	(8,232,033)
Actuarial adjustments for mortality experience on annuities in payment period	–	–	5,168	3,014	3,574
Annuity benefit payments	–	–	(28,260)	(9,037)	(31,097)
Increase (decrease) in net assets from contract transactions	(4,338,885)	(19,343,013)	(2,422,104)	(2,980,619)	(7,119,788)
Increase (decrease) in net assets	(9,764,693)	(92,962,210)	(33,469,400)	(16,183,054)	(15,285,699)
Net assets at the beginning of year or period	39,987,330	518,144,847	94,161,705	48,471,302	53,120,540
Net assets at the end of year or period	$30,222,637	$425,182,637	$60,692,305	$32,288,248	$37,834,841

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Value Cl II	Delaware VIP Global Val Eq Cl II	Delaware VIP RE Sec Cl II	Fidelity VIP Bond Index SC 2(a)	Fidelity VIP Equity- Income SC 2
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$408,519	$138,432	$(43,881)	$2,868	$138,465
Net realized gains (losses) on investments	1,874,009	(908,396)	136,338	(190)	9,091,611
Net change in unrealized appreciation (depreciation) on investments	16,585,053	3,168,542	2,818,996	(6,107)	4,475,655
Net increase (decrease) in net assets resulting from operations	18,867,581	2,398,578	2,911,453	(3,429)	13,705,731
Contract transactions (Notes 3 and 6)
Contract purchase payments	2,529,568	189,621	411,775	602,588	2,862,891
Contract terminations, withdrawal payments and charges	(15,688,914)	(3,166,699)	(1,689,132)	(38,553)	(11,878,168)
Actuarial adjustments for mortality experience on annuities in payment period	12,336	2,462	841	–	8,557
Annuity benefit payments	(61,418)	(13,902)	(3,993)	–	(42,645)
Increase (decrease) in net assets from contract transactions	(13,208,428)	(2,988,518)	(1,280,509)	564,035	(9,049,365)
Increase (decrease) in net assets	5,659,153	(589,940)	1,630,944	560,606	4,656,366
Net assets at the beginning of year or period	69,783,268	16,717,463	7,474,849	–	63,079,381
Net assets at the end of year or period	$75,442,421	$16,127,523	$9,105,793	$560,606	$67,735,747
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$2,172	$332,645	$(39,420)	$6,586	$144,669
Net realized gains (losses) on investments	19,623,289	1,842,540	852,906	(21,442)	4,202,105
Net change in unrealized appreciation (depreciation) on investments	(23,970,235)	(4,143,025)	(2,936,371)	(149,956)	(8,695,743)
Net increase (decrease) in net assets resulting from operations	(4,344,774)	(1,967,840)	(2,122,885)	(164,812)	(4,348,969)
Contract transactions (Notes 3 and 6)
Contract purchase payments	2,004,547	304,076	258,308	1,350,534	2,590,338
Contract terminations, withdrawal payments and charges	(14,072,071)	(2,512,821)	(1,652,660)	(142,978)	(11,309,851)
Actuarial adjustments for mortality experience on annuities in payment period	(36,119)	2,441	877	–	(30,435)
Annuity benefit payments	(58,370)	(12,555)	(3,935)	–	(47,942)
Increase (decrease) in net assets from contract transactions	(12,162,013)	(2,218,859)	(1,397,410)	1,207,556	(8,797,890)
Increase (decrease) in net assets	(16,506,787)	(4,186,699)	(3,520,295)	1,042,744	(13,146,859)
Net assets at the beginning of year or period	75,442,421	16,127,523	9,105,793	560,606	67,735,747
Net assets at the end of year or period	$58,935,634	$11,940,824	$5,585,498	$1,603,350	$54,588,888

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Fidelity VIP Mid Cap SC2	Franklin Mutual Shs VIP Cl 2	Franklin Small Cap Val VIP Cl 2	Franklin Sm-Md Cap Gr VIP Cl 2	Franklin Temp Dev Mkts VIP Cl 2
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$(431,779)	$75,887	$(194,870)	$(206,988)	$(100,302)
Net realized gains (losses) on investments	8,203,761	(188,034)	386,323	4,354,751	1,732,503
Net change in unrealized appreciation (depreciation) on investments	712,155	1,040,263	7,946,120	(2,690,038)	(3,073,257)
Net increase (decrease) in net assets resulting from operations	8,484,137	928,116	8,137,573	1,457,725	(1,441,056)
Contract transactions (Notes 3 and 6)
Contract purchase payments	4,334,980	492,913	15,542,779	2,170,507	3,314,244
Contract terminations, withdrawal payments and charges	(6,470,798)	(1,528,300)	(13,564,442)	(10,484,105)	(3,229,894)
Actuarial adjustments for mortality experience on annuities in payment period	(1,491)	217	205	(7,277)	2,726
Annuity benefit payments	(22,462)	(1,488)	(2,822)	(12,759)	(12,333)
Increase (decrease) in net assets from contract transactions	(2,159,771)	(1,036,658)	1,975,720	(8,333,634)	74,743
Increase (decrease) in net assets	6,324,366	(108,542)	10,113,293	(6,875,909)	(1,366,313)
Net assets at the beginning of year or period	37,000,787	5,495,487	31,651,002	22,333,056	20,886,472
Net assets at the end of year or period	$43,325,153	$5,386,945	$41,764,295	$15,457,147	$19,520,159
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$(414,290)	$15,566	$(146,324)	$(142,688)	$208,743
Net realized gains (losses) on investments	2,997,371	294,756	5,660,901	1,484,434	1,242,692
Net change in unrealized appreciation (depreciation) on investments	(9,689,231)	(756,788)	(10,177,882)	(6,685,353)	(5,963,385)
Net increase (decrease) in net assets resulting from operations	(7,106,150)	(446,466)	(4,663,305)	(5,343,607)	(4,511,950)
Contract transactions (Notes 3 and 6)
Contract purchase payments	3,971,762	46,316	3,092,437	1,064,416	1,728,268
Contract terminations, withdrawal payments and charges	(4,433,750)	(876,908)	(6,087,249)	(2,534,091)	(2,115,595)
Actuarial adjustments for mortality experience on annuities in payment period	(13,020)	(9,169)	237	2,582	(325)
Annuity benefit payments	(23,925)	(3,874)	(3,059)	(8,001)	(10,011)
Increase (decrease) in net assets from contract transactions	(498,933)	(843,635)	(2,997,634)	(1,475,094)	(397,663)
Increase (decrease) in net assets	(7,605,083)	(1,290,101)	(7,660,939)	(6,818,701)	(4,909,613)
Net assets at the beginning of year or period	43,325,153	5,386,945	41,764,295	15,457,147	19,520,159
Net assets at the end of year or period	$35,720,070	$4,096,844	$34,103,356	$8,638,446	$14,610,546

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Goldman Sachs VIT Govt Money Market SS(c)	Goldman Sachs VIT HQ Flt Rt SS(b)	Goldman Sachs VIT Trends Driven SS	Invesco Opphmr VI Intl Growth Sr II	Invesco VI American Value Sr II
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$–	$(519,258)	$(2,592,942)	$(626,001)	$(120,779)
Net realized gains (losses) on investments	–	(68,714)	25,229,861	4,577,042	366,019
Net change in unrealized appreciation (depreciation) on investments	–	27,702	2,236,934	(470,910)	1,823,865
Net increase (decrease) in net assets resulting from operations	–	(560,270)	24,873,853	3,480,131	2,069,105
Contract transactions (Notes 3 and 6)
Contract purchase payments	–	6,297,856	7,315,268	2,703,651	2,073,510
Contract terminations, withdrawal payments and charges	–	(3,171,645)	(14,058,822)	(4,544,682)	(2,913,718)
Actuarial adjustments for mortality experience on annuities in payment period	–	51	–	316	214
Annuity benefit payments	–	(1,112)	–	(5,978)	(2,955)
Increase (decrease) in net assets from contract transactions	–	3,125,150	(6,743,554)	(1,846,693)	(842,949)
Increase (decrease) in net assets	–	2,564,880	18,130,299	1,633,438	1,226,156
Net assets at the beginning of year or period	–	35,622,374	174,370,002	40,933,866	8,439,375
Net assets at the end of year or period	$–	$38,187,254	$192,500,301	$42,567,304	$9,665,531
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$46,815	$(121,917)	$(2,276,497)	$(490,455)	$(84,585)
Net realized gains (losses) on investments	–	(382,469)	5,698,543	5,692,960	1,697,002
Net change in unrealized appreciation (depreciation) on investments	–	250,185	(41,606,197)	(17,531,280)	(2,057,651)
Net increase (decrease) in net assets resulting from operations	46,815	(254,201)	(38,184,151)	(12,328,775)	(445,234)
Contract transactions (Notes 3 and 6)
Contract purchase payments	12,867,643	230,699	5,366,433	4,922,469	1,051,706
Contract terminations, withdrawal payments and charges	(2,895,852)	(38,163,527)	(12,290,051)	(2,802,095)	(2,372,648)
Actuarial adjustments for mortality experience on annuities in payment period	48	24	–	279	227
Annuity benefit payments	(1,085)	(249)	–	(4,549)	(2,790)
Increase (decrease) in net assets from contract transactions	9,970,754	(37,933,053)	(6,923,618)	2,116,104	(1,323,505)
Increase (decrease) in net assets	10,017,569	(38,187,254)	(45,107,769)	(10,212,671)	(1,768,739)
Net assets at the beginning of year or period	–	38,187,254	192,500,301	42,567,304	9,665,531
Net assets at the end of year or period	$10,017,569	$–	$147,392,532	$32,354,633	$7,896,792

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Invesco VI Comstock Sr II	Invesco VI Equity & Inc Sr II	Invesco VI Growth & Inc Sr II	Invesco VI MS Sm Cap Sr II	Invesco VI Sm Cap Equity Sr II
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$98,205	$21,418	$(12,162)	$(42,208)	$(306,594)
Net realized gains (losses) on investments	884,461	282,240	47,594	583,990	3,583,028
Net change in unrealized appreciation (depreciation) on investments	15,782,446	1,058,281	861,244	15,267	565,411
Net increase (decrease) in net assets resulting from operations	16,765,112	1,361,939	896,676	557,049	3,841,845
Contract transactions (Notes 3 and 6)
Contract purchase payments	12,056,664	979,399	492,266	1,279,260	5,436,724
Contract terminations, withdrawal payments and charges	(13,910,305)	(1,730,172)	(1,336,270)	(2,029,529)	(11,120,782)
Actuarial adjustments for mortality experience on annuities in payment period	632	–	–	–	96
Annuity benefit payments	(9,261)	–	–	–	(691)
Increase (decrease) in net assets from contract transactions	(1,862,270)	(750,773)	(844,004)	(750,269)	(5,684,653)
Increase (decrease) in net assets	14,902,842	611,166	52,672	(193,220)	(1,842,808)
Net assets at the beginning of year or period	53,699,571	8,664,191	3,649,657	2,710,980	20,052,879
Net assets at the end of year or period	$68,602,413	$9,275,357	$3,702,329	$2,517,760	$18,210,071
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$(95,986)	$12,239	$(13,990)	$(25,218)	$(195,735)
Net realized gains (losses) on investments	4,064,204	1,257,402	525,675	359,504	2,673,517
Net change in unrealized appreciation (depreciation) on investments	(4,465,428)	(2,121,848)	(737,668)	(742,896)	(6,375,018)
Net increase (decrease) in net assets resulting from operations	(497,210)	(852,207)	(225,983)	(408,610)	(3,897,236)
Contract transactions (Notes 3 and 6)
Contract purchase payments	5,454,767	1,807,893	966,303	54,149	975,274
Contract terminations, withdrawal payments and charges	(15,405,051)	(1,425,499)	(2,245,736)	(676,185)	(2,730,027)
Actuarial adjustments for mortality experience on annuities in payment period	819	–	–	–	113
Annuity benefit payments	(10,499)	–	–	–	(933)
Increase (decrease) in net assets from contract transactions	(9,959,964)	382,394	(1,279,433)	(622,036)	(1,755,573)
Increase (decrease) in net assets	(10,457,174)	(469,813)	(1,505,416)	(1,030,646)	(5,652,809)
Net assets at the beginning of year or period	68,602,413	9,275,357	3,702,329	2,517,760	18,210,071
Net assets at the end of year or period	$58,145,239	$8,805,544	$2,196,913	$1,487,114	$12,557,262

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Janus Henderson Balanced SS	Janus Henderson Flexible Bond SS	Janus Henderson Forty SS	Janus Henderson Mid Cap Val SS	Janus Henderson Overseas SS
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$(458,941)	$82,808	$(1,106,912)	$(303,157)	$(116,494)
Net realized gains (losses) on investments	2,016,602	811,166	13,385,948	(290,450)	1,585,565
Net change in unrealized appreciation (depreciation) on investments	6,519,833	(1,629,255)	1,844,587	4,968,482	2,394,300
Net increase (decrease) in net assets resulting from operations	8,077,494	(735,281)	14,123,623	4,374,875	3,863,371
Contract transactions (Notes 3 and 6)
Contract purchase payments	16,569,928	7,760,690	6,076,043	2,067,906	1,477,388
Contract terminations, withdrawal payments and charges	(4,003,852)	(2,460,321)	(11,515,265)	(4,081,857)	(7,950,383)
Actuarial adjustments for mortality experience on annuities in payment period	970	4	7,272	74	(338)
Annuity benefit payments	(40,324)	(90)	(40,914)	(567)	(11,511)
Increase (decrease) in net assets from contract transactions	12,526,722	5,300,283	(5,472,864)	(2,014,444)	(6,484,844)
Increase (decrease) in net assets	20,604,216	4,565,002	8,650,759	2,360,431	(2,621,473)
Net assets at the beginning of year or period	45,140,507	28,095,533	71,688,322	25,464,788	34,493,928
Net assets at the end of year or period	$65,744,723	$32,660,535	$80,339,081	$27,825,219	$31,872,455
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$(293,285)	$209,903	$(816,243)	$(60,199)	$80,386
Net realized gains (losses) on investments	4,300,337	99,384	10,200,469	1,743,586	1,330,783
Net change in unrealized appreciation (depreciation) on investments	(15,787,683)	(5,353,675)	(37,225,463)	(3,590,256)	(4,532,987)
Net increase (decrease) in net assets resulting from operations	(11,780,631)	(5,044,388)	(27,841,237)	(1,906,869)	(3,121,818)
Contract transactions (Notes 3 and 6)
Contract purchase payments	6,702,851	4,353,443	6,010,964	721,560	778,398
Contract terminations, withdrawal payments and charges	(8,074,980)	(3,722,919)	(5,884,176)	(4,846,893)	(4,615,498)
Actuarial adjustments for mortality experience on annuities in payment period	1,011	3	6,287	92	1,378
Annuity benefit payments	(35,670)	(77)	(29,546)	(879)	(10,355)
Increase (decrease) in net assets from contract transactions	(1,406,788)	630,450	103,529	(4,126,120)	(3,846,077)
Increase (decrease) in net assets	(13,187,419)	(4,413,938)	(27,737,708)	(6,032,989)	(6,967,895)
Net assets at the beginning of year or period	65,744,723	32,660,535	80,339,081	27,825,219	31,872,455
Net assets at the end of year or period	$52,557,304	$28,246,597	$52,601,373	$21,792,230	$24,904,560

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	MFS VIT - Mid Cap Growth Ser SC	MFS VIT II - Intl Intrinsic Val SC	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl II	Morningstar Balanced ETF Cl II
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$(57,869)	$(306,627)	$(166,011)	$(35,411)	$(38,366)
Net realized gains (losses) on investments	886,398	1,205,338	864,216	594,291	2,606,172
Net change in unrealized appreciation (depreciation) on investments	(433,931)	1,131,885	(230,739)	1,308,312	1,838,873
Net increase (decrease) in net assets resulting from operations	394,598	2,030,596	467,466	1,867,192	4,406,679
Contract transactions (Notes 3 and 6)
Contract purchase payments	376,442	4,328,534	1,694,689	1,503,797	2,582,898
Contract terminations, withdrawal payments and charges	(615,376)	(1,448,424)	(3,280,215)	(1,308,972)	(7,246,956)
Actuarial adjustments for mortality experience on annuities in payment period	–	6	90	–	2,677
Annuity benefit payments	–	(151)	(2,123)	–	(25,104)
Increase (decrease) in net assets from contract transactions	(238,934)	2,879,965	(1,587,559)	194,825	(4,686,485)
Increase (decrease) in net assets	155,664	4,910,561	(1,120,093)	2,062,017	(279,806)
Net assets at the beginning of year or period	3,276,027	21,686,276	25,212,190	11,490,853	49,029,253
Net assets at the end of year or period	$3,431,691	$26,596,837	$24,092,097	$13,552,870	$48,749,447
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$(46,208)	$(198,217)	$(199,597)	$10,996	$126,224
Net realized gains (losses) on investments	411,398	1,264,938	2,066,228	537,630	1,526,992
Net change in unrealized appreciation (depreciation) on investments	(1,413,053)	(7,972,030)	(8,125,301)	(2,515,014)	(8,446,928)
Net increase (decrease) in net assets resulting from operations	(1,047,863)	(6,905,309)	(6,258,670)	(1,966,388)	(6,793,712)
Contract transactions (Notes 3 and 6)
Contract purchase payments	325,416	4,522,196	1,503,047	781,455	2,649,927
Contract terminations, withdrawal payments and charges	(206,470)	(1,102,457)	(2,308,620)	(918,820)	(5,789,499)
Actuarial adjustments for mortality experience on annuities in payment period	–	6	92	–	2,753
Annuity benefit payments	–	(123)	(1,717)	–	(22,478)
Increase (decrease) in net assets from contract transactions	118,946	3,419,622	(807,198)	(137,365)	(3,159,297)
Increase (decrease) in net assets	(928,917)	(3,485,687)	(7,065,868)	(2,103,753)	(9,953,009)
Net assets at the beginning of year or period	3,431,691	26,596,837	24,092,097	13,552,870	48,749,447
Net assets at the end of year or period	$2,502,774	$23,111,150	$17,026,229	$11,449,117	$38,796,438

*  See Note 1 for the full name of each segregated Sub-Account.
(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Morningstar Conservative ETF Cl II	Morningstar Growth ETF Cl II	Morningstar Inc & Gro Asset All Cl II	Neuberger Berman Sustain Eq S Cl	PIMCO VIT Global Div Alloc Adv Cl
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$(13,465)	$(37,214)	$(11,143)	$(47,498)	$17,466,277
Net realized gains (losses) on investments	741,733	1,218,307	651,097	295,187	94,180
Net change in unrealized appreciation (depreciation) on investments	(594,913)	1,521,436	356,255	461,648	(3,616,638)
Net increase (decrease) in net assets resulting from operations	133,355	2,702,529	996,209	709,337	13,943,819
Contract transactions (Notes 3 and 6)
Contract purchase payments	4,114,310	1,382,814	319,888	724,008	5,820,235
Contract terminations, withdrawal payments and charges	(5,644,851)	(3,259,771)	(3,377,549)	(589,303)	(13,625,114)
Actuarial adjustments for mortality experience on annuities in payment period	–	768	–	2	–
Annuity benefit payments	–	(10,459)	–	(65)	–
Increase (decrease) in net assets from contract transactions	(1,530,541)	(1,886,648)	(3,057,661)	134,642	(7,804,879)
Increase (decrease) in net assets	(1,397,186)	815,881	(2,061,452)	843,979	6,138,940
Net assets at the beginning of year or period	15,677,099	20,733,418	21,602,975	3,302,211	201,994,496
Net assets at the end of year or period	$14,279,913	$21,549,299	$19,541,523	$4,146,190	$208,133,436
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$21,131	$63,234	$50,212	$(44,226)	$5,777,053
Net realized gains (losses) on investments	112,288	852,910	463,487	542,948	50,922,427
Net change in unrealized appreciation (depreciation) on investments	(1,833,481)	(4,171,138)	(3,142,551)	(1,320,236)	(93,605,662)
Net increase (decrease) in net assets resulting from operations	(1,700,062)	(3,254,994)	(2,628,852)	(821,514)	(36,906,182)
Contract transactions (Notes 3 and 6)
Contract purchase payments	2,582,295	3,158,883	415,582	446,442	6,140,626
Contract terminations, withdrawal payments and charges	(4,267,290)	(1,728,575)	(1,882,314)	(817,289)	(10,086,320)
Actuarial adjustments for mortality experience on annuities in payment period	–	785	–	3	–
Annuity benefit payments	–	(9,436)	–	(59)	–
Increase (decrease) in net assets from contract transactions	(1,684,995)	1,421,657	(1,466,732)	(370,903)	(3,945,694)
Increase (decrease) in net assets	(3,385,057)	(1,833,337)	(4,095,584)	(1,192,417)	(40,851,876)
Net assets at the beginning of year or period	14,279,913	21,549,299	19,541,523	4,146,190	208,133,436
Net assets at the end of year or period	$10,894,856	$19,715,962	$15,445,939	$2,953,773	$167,281,560

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	PIMCO VIT Intl Bond USD-H Adv Cl(d)	PIMCO VIT Low Duration Adv CL	PIMCO VIT Total Return Adv Cl	Putnam VT Growth Opp Cl IB	Putnam VT Intl Eq Cl IB
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$–	$(620,732)	$458,802	$(238,024)	$(8,166)
Net realized gains (losses) on investments	–	(131,462)	7,240,284	4,325,681	170,411
Net change in unrealized appreciation (depreciation) on investments	–	(761,080)	(12,478,113)	(1,271,088)	31,358
Net increase (decrease) in net assets resulting from operations	–	(1,513,274)	(4,779,027)	2,816,569	193,603
Contract transactions (Notes 3 and 6)
Contract purchase payments	–	9,935,335	15,004,434	1,170,786	69,676
Contract terminations, withdrawal payments and charges	–	(5,853,513)	(21,086,988)	(12,439,242)	(285,350)
Actuarial adjustments for mortality experience on annuities in payment period	–	157	384	–	547
Annuity benefit payments	–	(5,043)	(7,709)	(943)	(1,615)
Increase (decrease) in net assets from contract transactions	–	4,076,936	(6,089,879)	(11,269,399)	(216,742)
Increase (decrease) in net assets	–	2,563,662	(10,868,906)	(8,452,830)	(23,139)
Net assets at the beginning of year or period	–	58,781,824	172,531,480	22,821,887	2,713,467
Net assets at the end of year or period	$–	$61,345,486	$161,662,574	$14,369,057	$2,690,328
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$15	$78,074	$1,451,617	$(154,473)	$3,202
Net realized gains (losses) on investments	(6)	(1,029,468)	(3,618,233)	2,213,677	232,031
Net change in unrealized appreciation (depreciation) on investments	(192)	(3,342,417)	(21,744,705)	(6,338,449)	(673,160)
Net increase (decrease) in net assets resulting from operations	(183)	(4,293,811)	(23,911,321)	(4,279,245)	(437,927)
Contract transactions (Notes 3 and 6)
Contract purchase payments	16,749	3,997,140	2,507,850	766,735	221,007
Contract terminations, withdrawal payments and charges	(98)	(10,122,405)	(22,546,036)	(2,719,964)	(420,443)
Actuarial adjustments for mortality experience on annuities in payment period	–	173	377	–	(5,987)
Annuity benefit payments	–	(2,458)	(4,478)	(807)	(1,242)
Increase (decrease) in net assets from contract transactions	16,651	(6,127,550)	(20,042,287)	(1,954,036)	(206,665)
Increase (decrease) in net assets	16,468	(10,421,361)	(43,953,608)	(6,233,281)	(644,592)
Net assets at the beginning of year or period	–	61,345,486	161,662,574	14,369,057	2,690,328
Net assets at the end of year or period	$16,468	$50,924,125	$117,708,966	$8,135,776	$2,045,736

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Putnam VT Intl Val Cl IB(a)	Putnam VT Lg Cap Val Cl IB	Putnam VT Sustain Leaders Cl IB	SFT Bal Stabilization	SFT Core Bond Cl 2
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$(746)	$(47,480)	$(23,417)	$(9,739,385)	$(3,468,514)
Net realized gains (losses) on investments	7	1,170,812	232,261	25,172,626	6,665,510
Net change in unrealized appreciation (depreciation) on investments	949	2,729,133	102,869	60,558,902	(7,954,340)
Net increase (decrease) in net assets resulting from operations	210	3,852,465	311,713	75,992,143	(4,757,344)
Contract transactions (Notes 3 and 6)
Contract purchase payments	208,055	2,458,698	205,119	21,595,321	56,038,258
Contract terminations, withdrawal payments and charges	(65)	(3,247,318)	(357,860)	(50,756,483)	(16,387,273)
Actuarial adjustments for mortality experience on annuities in payment period	–	634	–	290	5,202
Annuity benefit payments	–	(6,761)	–	(1,527)	(104,875)
Increase (decrease) in net assets from contract transactions	207,990	(794,747)	(152,741)	(29,162,399)	39,551,312
Increase (decrease) in net assets	208,200	3,057,718	158,972	46,829,744	34,793,968
Net assets at the beginning of year or period	–	15,732,298	1,497,049	653,449,740	236,147,152
Net assets at the end of year or period	$208,200	$18,790,016	$1,656,021	$700,279,484	$270,941,120
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$1,714	$9,511	$(12,896)	$(8,870,768)	$(3,305,367)
Net realized gains (losses) on investments	5,502	1,860,852	223,631	16,899,321	7,382,570
Net change in unrealized appreciation (depreciation) on investments	(43,335)	(2,701,757)	(595,170)	(104,726,362)	(45,772,937)
Net increase (decrease) in net assets resulting from operations	(36,119)	(831,394)	(384,435)	(96,697,809)	(41,695,734)
Contract transactions (Notes 3 and 6)
Contract purchase payments	610,768	1,534,335	69,404	32,494,655	19,440,719
Contract terminations, withdrawal payments and charges	(89,715)	(2,739,401)	(208,009)	(37,056,982)	(24,701,385)
Actuarial adjustments for mortality experience on annuities in payment period	–	752	–	282	5,541
Annuity benefit payments	–	(6,754)	–	(1,408)	(93,718)
Increase (decrease) in net assets from contract transactions	521,053	(1,211,068)	(138,605)	(4,563,453)	(5,348,843)
Increase (decrease) in net assets	484,934	(2,042,462)	(523,040)	(101,261,262)	(47,044,577)
Net assets at the beginning of year or period	208,200	18,790,016	1,656,021	700,279,484	270,941,120
Net assets at the end of year or period	$693,134	$16,747,554	$1,132,981	$599,018,222	$223,896,543

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 2
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$(2,802,261)	$(755,379)	$(4,820,286)	$(404,278)	$(865,233)
Net realized gains (losses) on investments	30,086,414	5,806,567	8,206,638	–	9,070,127
Net change in unrealized appreciation (depreciation) on investments	28,730,000	(2,878,278)	31,441,396	–	6,326,210
Net increase (decrease) in net assets resulting from operations	56,014,153	2,172,910	34,827,748	(404,278)	14,531,104
Contract transactions (Notes 3 and 6)
Contract purchase payments	1,575,348	1,672,867	11,492,411	26,895,965	2,958,374
Contract terminations, withdrawal payments and charges	(40,501,580)	(9,193,249)	(32,671,805)	(30,452,270)	(12,651,924)
Actuarial adjustments for mortality experience on annuities in payment period	63,561	19,772	235	1,245	(1,932)
Annuity benefit payments	(238,242)	(72,400)	(1,239)	(3,667)	(43,433)
Increase (decrease) in net assets from contract transactions	(39,100,913)	(7,573,010)	(21,180,398)	(3,558,727)	(9,738,915)
Increase (decrease) in net assets	16,913,240	(5,400,100)	13,647,350	(3,963,005)	4,792,189
Net assets at the beginning of year or period	211,965,155	58,620,967	343,441,057	32,523,390	68,413,176
Net assets at the end of year or period	$228,878,395	$53,220,867	$357,088,407	$28,560,385	$73,205,365
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$(2,158,281)	$(523,024)	$(4,508,969)	$(827)	$(733,162)
Net realized gains (losses) on investments	16,501,293	2,330,770	4,922,689	–	4,744,142
Net change in unrealized appreciation (depreciation) on investments	(76,171,962)	(16,151,400)	(39,359,603)	–	(14,607,792)
Net increase (decrease) in net assets resulting from operations	(61,828,950)	(14,343,654)	(38,945,883)	(827)	(10,596,812)
Contract transactions (Notes 3 and 6)
Contract purchase payments	3,084,688	1,340,173	15,859,284	75,264,467	2,811,172
Contract terminations, withdrawal payments and charges	(22,575,648)	(5,575,952)	(20,518,662)	(39,813,946)	(6,745,243)
Actuarial adjustments for mortality experience on annuities in payment period	(69,594)	(54,145)	230	909	1,327
Annuity benefit payments	(201,153)	(51,498)	(1,149)	(4,310)	(38,589)
Increase (decrease) in net assets from contract transactions	(19,761,707)	(4,341,422)	(4,660,297)	35,447,120	(3,971,333)
Increase (decrease) in net assets	(81,590,657)	(18,685,076)	(43,606,180)	35,446,293	(14,568,145)
Net assets at the beginning of year or period	228,878,395	53,220,867	357,088,407	28,560,385	73,205,365
Net assets at the end of year or period	$147,287,738	$34,535,791	$313,482,227	$64,006,678	$58,637,220

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Real Estate Cl 2	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 2
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$(2,917,381)	$(898,524)	$(1,025,942)	$(1,669,936)	$(613,267)
Net realized gains (losses) on investments	24,587,388	470,334	6,799,926	13,813,211	6,306,800
Net change in unrealized appreciation (depreciation) on investments	39,690,007	(3,187,266)	19,912,114	16,406,132	4,722,105
Net increase (decrease) in net assets resulting from operations	61,360,014	(3,615,456)	25,686,098	28,549,407	10,415,638
Contract transactions (Notes 3 and 6)
Contract purchase payments	12,125,620	5,836,802	9,401,442	9,447,051	990,744
Contract terminations, withdrawal payments and charges	(28,652,684)	(3,217,451)	(12,900,289)	(26,015,456)	(10,138,335)
Actuarial adjustments for mortality experience on annuities in payment period	561,071	2,906	3,643	3,004	119
Annuity benefit payments	(6,814,836)	(13,318)	(31,729)	(15,693)	(38,421)
Increase (decrease) in net assets from contract transactions	(22,780,829)	2,608,939	(3,526,933)	(16,581,094)	(9,185,893)
Increase (decrease) in net assets	38,579,185	(1,006,517)	22,159,165	11,968,313	1,229,745
Net assets at the beginning of year or period	243,361,607	66,838,225	63,748,608	112,494,905	50,937,719
Net assets at the end of year or period	$281,940,792	$65,831,708	$85,907,773	$124,463,218	$52,167,464
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$(2,646,969)	$(809,608)	$(854,858)	$(1,363,711)	$(490,954)
Net realized gains (losses) on investments	17,373,701	(342,297)	8,363,912	11,880,797	3,649,854
Net change in unrealized appreciation (depreciation) on investments	(69,205,137)	(6,600,529)	(28,145,908)	(25,657,193)	(13,372,811)
Net increase (decrease) in net assets resulting from operations	(54,478,405)	(7,752,434)	(20,636,854)	(15,140,107)	(10,213,911)
Contract transactions (Notes 3 and 6)
Contract purchase payments	22,776,345	17,480,320	2,586,846	1,990,860	852,669
Contract terminations, withdrawal payments and charges	(18,236,993)	(18,372,025)	(15,506,518)	(21,900,182)	(5,892,257)
Actuarial adjustments for mortality experience on annuities in payment period	74,370	(634)	(5,940)	1,505	(11,349)
Annuity benefit payments	(6,128,459)	(12,909)	(32,698)	(18,232)	(38,142)
Increase (decrease) in net assets from contract transactions	(1,514,737)	(905,248)	(12,958,310)	(19,926,049)	(5,089,079)
Increase (decrease) in net assets	(55,993,142)	(8,657,682)	(33,595,164)	(35,066,156)	(15,302,990)
Net assets at the beginning of year or period	281,940,792	65,831,708	85,907,773	124,463,218	52,167,464
Net assets at the end of year or period	$225,947,650	$57,174,026	$52,312,609	$89,397,062	$36,864,474

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	T. Rowe Price Health Science II Cl(d)	TOPS Mgd Risk Bal ETF Cl 2	TOPS Mgd Risk Flex ETF	TOPS Mgd Risk Growth ETF Cl 2	TOPS Mgd Risk Mod Growth ETF Cl 2
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$–	$(61,946)	$(846,957)	$(354,167)	$(67,628)
Net realized gains (losses) on investments	–	93,250	1,674,906	1,274,328	382,418
Net change in unrealized appreciation (depreciation) on investments	–	1,198,516	9,529,724	7,714,312	1,737,227
Net increase (decrease) in net assets resulting from operations	–	1,229,820	10,357,673	8,634,473	2,052,017
Contract transactions (Notes 3 and 6)
Contract purchase payments	–	777,020	7,297,243	800,571	690,899
Contract terminations, withdrawal payments and charges	–	(1,973,706)	(9,416,050)	(10,564,649)	(3,983,194)
Actuarial adjustments for mortality experience on annuities in payment period	–	–	–	–	–
Annuity benefit payments	–	–	–	–	–
Increase (decrease) in net assets from contract transactions	–	(1,196,686)	(2,118,807)	(9,764,078)	(3,292,295)
Increase (decrease) in net assets	–	33,134	8,238,866	(1,129,605)	(1,240,278)
Net assets at the beginning of year or period	–	18,092,267	143,674,056	82,118,349	22,615,887
Net assets at the end of year or period	$–	$18,125,401	$151,912,922	$80,988,744	$21,375,609
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$(3,250)	$2,258,257	$(94,147)	$4,593,680	$2,358,439
Net realized gains (losses) on investments	11,133	5,060,407	772,327	26,934,716	9,549,175
Net change in unrealized appreciation (depreciation) on investments	12,240	(9,615,867)	(20,934,786)	(43,591,274)	(14,895,226)
Net increase (decrease) in net assets resulting from operations	20,123	(2,297,203)	(20,256,606)	(12,062,878)	(2,987,612)
Contract transactions (Notes 3 and 6)
Contract purchase payments	592,874	1,216,805	8,078,929	2,569,427	421,972
Contract terminations, withdrawal payments and charges	(25,156)	(4,454,457)	(8,783,968)	(7,423,465)	(2,762,348)
Actuarial adjustments for mortality experience on annuities in payment period	–	–	–	–	–
Annuity benefit payments	–	–	–	–	–
Increase (decrease) in net assets from contract transactions	567,718	(3,237,652)	(705,039)	(4,854,038)	(2,340,376)
Increase (decrease) in net assets	587,841	(5,534,855)	(20,961,645)	(16,916,916)	(5,327,988)
Net assets at the beginning of year or period	–	18,125,401	151,912,922	80,988,744	21,375,609
Net assets at the end of year or period	$587,841	$12,590,546	$130,951,277	$64,071,828	$16,047,621

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2022 and 2021

Segregated Sub-Accounts*
TOPS Target Range Cl S(e)
Year or period ended December 31, 2021
Operations
Net investment income (loss)	$(192)
Net realized gains (losses) on investments	(837)
Net change in unrealized appreciation (depreciation) on investments	768
Net increase (decrease) in net assets resulting from operations	(261)
Contract transactions (Notes 3 and 6)
Contract purchase payments	175,524
Contract terminations, withdrawal payments and charges	(49,991)
Actuarial adjustments for mortality experience on annuities in payment period	–
Annuity benefit payments	–
Increase (decrease) in net assets from contract transactions	125,533
Increase (decrease) in net assets	125,272
Net assets at the beginning of year or period	–
Net assets at the end of year or period	$125,272
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$(123,607)
Net realized gains (losses) on investments	(33,426)
Net change in unrealized appreciation (depreciation) on investments	(1,680,563)
Net increase (decrease) in net assets resulting from operations	(1,837,596)
Contract transactions (Notes 3 and 6)
Contract purchase payments	21,094,189
Contract terminations, withdrawal payments and charges	(133,592)
Actuarial adjustments for mortality experience on annuities in payment period	–
Annuity benefit payments	–
Increase (decrease) in net assets from contract transactions	20,960,597
Increase (decrease) in net assets	19,123,001
Net assets at the beginning of year or period	125,272
Net assets at the end of year or period	$19,248,273

*  See Note 1 for the full name of each segregated Sub-Account.

(a)  For the period from May 1, 2021 through December 31, 2021 and for the year ended December 31, 2022.

(b)  For the year ended December 31, 2021 and for the period from January 1, 2022 through April 29, 2022.

(c)  For the period from February 1, 2022 through December 31, 2022.

(d)  For the period from April 29, 2022 through December 31, 2022.

(e)  For the period from September 20, 2021 through December 31, 2021 and for the year ended December 31, 2022.

(Continued)

See accompanying notes to financial statements.

Variable Annuity Account
Notes to Financial Statements

December 31, 2022

(1)  Organization and Basis of Presentation

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers twenty types of contracts consisting of ninety-eight segregated Sub-Accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; MultiOption Advantage; Waddell & Reed Retirement Builder; Waddell & Reed Retirement Builder II B and L Series; and MOA Momentum. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in Notes 2 and 3 below.

The assets of each segregated Sub-Account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-eight segregated Sub-Accounts. Such payments are then invested in shares of the following portfolios available under the contract (collectively, the Sub-Accounts):

Full Name	Abbreviated Name
AB VPS Dynamic Asset Allocation Portfolio – Class B Shares	AB VPS Dyn Asset Alloc Cl B
AB VPS International Value Portfolio – Class B Shares	AB VPS Intl Value Cl B
American Century Investments II VP Inflation Protection Fund – Class II Shares	Amer Century II VP Infl Pro Cl II
American Century Investments VP Disciplined Core Value Fund – Class II Shares	Amer Century VP Dscplnd Core Val Cl II
American Funds IS® Capital World Bond Fund – Class 2 Shares	Amer Funds IS Capital World Bond Cl 2
American Funds IS® Global Growth Fund – Class 2 Shares	Amer Funds IS Global Growth Cl 2
American Funds IS® Global Small Capitalization Fund – Class 2 Shares	Amer Funds IS Global Small Cap Cl 2
American Funds IS® Growth Fund – Class 2 Shares	Amer Funds IS Growth Cl 2
American Funds IS® Growth-Income Fund – Class 2 Shares	Amer Funds IS Growth-Inc Cl 2
American Funds IS® International Fund – Class 2 Shares	Amer Funds IS Intl Cl 2
American Funds IS® New World Fund® – Class 2 Shares	Amer Funds IS New World Cl 2
American Funds IS® U.S. Government Securities Fund – Class 2 Shares	Amer Funds IS US Govt Sec Cl 2
BlackRock International Index V.I. Fund – Class III Shares	BlackRock Intl Index VI Cl III
BlackRock Small Cap Index V.I. Fund – Class III Shares	BlackRock Small Cap Index VI Cl III
Delaware Ivy VIP Asset Strategy – Class II Shares	Delaware Ivy VIP Asset Strategy Cl II
Delaware Ivy VIP Balanced – Class II Shares	Delaware Ivy VIP Balanced Cl II
Delaware Ivy VIP Core Equity – Class II Shares	Delaware Ivy VIP Core Equity Cl II
Delaware Ivy VIP Corporate Bond – Class II Shares	Delaware Ivy VIP Corporate Bond Cl II

(Continued)

Variable Annuity Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Delaware Ivy VIP Energy – Class II Shares	Delaware Ivy VIP Energy Cl II
Delaware Ivy VIP Global Growth – Class II Shares	Delaware Ivy VIP Global Growth Cl II
Delaware Ivy VIP Growth – Class II Shares	Delaware Ivy VIP Growth Cl II
Delaware Ivy VIP High Income – Class II Shares	Delaware Ivy VIP High Income Cl II
Delaware Ivy VIP International Core Equity – Class II Shares	Delaware Ivy VIP Intl Core Equity Cl II
Delaware Ivy VIP Limited-Term Bond – Class II Shares	Delaware Ivy VIP Limited-Term Bond Cl II
Delaware Ivy VIP Mid Cap Growth – Class II Shares	Delaware Ivy VIP Mid Cap Growth Cl II
Delaware Ivy VIP Natural Resources – Class II Shares	Delaware Ivy VIP Natural Res Cl II
Delaware Ivy VIP Pathfinder Aggressive – Class II Shares	Delaware Ivy VIP Path Aggressive Cl II
Delaware Ivy VIP Pathfinder Conservative – Class II Shares	Delaware Ivy VIP Path Conserv Cl II
Delaware Ivy VIP Pathfinder Moderate – Class II Shares	Delaware Ivy VIP Path Mod Cl II
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility – Class II Shares	Delaware Ivy VIP Path Mod MV Cl II
Delaware Ivy VIP Pathfinder Moderately Aggressive – Class II Shares	Delaware Ivy VIP Path Mod Aggr Cl II
Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility – Class II Shares	Delaware Ivy VIP Path Mod Aggr MV Cl II
Delaware Ivy VIP Pathfinder Moderately Conservative – Class II Shares	Delaware Ivy VIP Path Mod Cons Cl II
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility – Class II Shares	Delaware Ivy VIP Path Mod Cons MV Cl II
Delaware Ivy VIP Science and Technology – Class II Shares	Delaware Ivy VIP Science & Tech Cl II
Delaware Ivy VIP Small Cap Growth – Class II Shares	Delaware Ivy VIP Small Cap Growth Cl II
Delaware Ivy VIP Smid Cap Core – Class II Shares	Delaware Ivy VIP Smid Cap Core Cl II
Delaware Ivy VIP Value – Class II Shares	Delaware Ivy VIP Value Cl II
Delaware VIP Global Value Equity – Class II Shares	Delaware VIP Global Val Eq Cl II
Delaware VIP Real Estate Securities – Class II Shares	Delaware VIP RE Sec Cl II
Fidelity® VIP Bond Index Portfolio – Service Class 2	Fidelity VIP Bond Index SC 2
Fidelity® VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income SC 2
Fidelity® VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap SC2
Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund – Class 2	Franklin Mutual Shs VIP Cl 2
Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund – Class 2	Franklin Small Cap Val VIP Cl 2
Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund – Class 2	Franklin Sm-Md Cap Gr VIP Cl 2
Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund – Class 2	Franklin Temp Dev Mkts VIP Cl 2
Goldman Sachs VIT Government Money Market Portfolio – Service Shares	Goldman Sachs VIT Govt Money Market SS

(Continued)

Variable Annuity Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Goldman Sachs VIT Trends Driven Allocation Fund – Service Shares	Goldman Sachs VIT Trends Driven SS
Invesco Oppenheimer V.I. International Growth Fund – Series II Shares	Invesco Opphmr VI Intl Growth Sr II
Invesco V.I. American Value Fund – Series II Shares	Invesco VI American Value Sr II
Invesco V.I. Comstock Fund – Series II Shares	Invesco VI Comstock Sr II
Invesco V.I. Equity and Income Fund – Series II Shares	Invesco VI Equity & Inc Sr II
Invesco V.I. Growth and Income Fund – Series II Shares	Invesco VI Growth & Inc Sr II
Invesco V.I. Main Street Small Cap Fund – Series II Shares	Invesco VI MS Sm Cap Sr II
Invesco V.I. Small Cap Equity Fund – Series II Shares	Invesco VI Sm Cap Equity Sr II
Janus Aspen Series – Janus Henderson Balanced Portfolio – Service Shares	Janus Henderson Balanced SS
Janus Aspen Series – Janus Henderson Flexible Bond – Service Shares	Janus Henderson Flexible Bond SS
Janus Aspen Series – Janus Henderson Forty Portfolio – Service Shares	Janus Henderson Forty SS
Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Service Shares	Janus Henderson Mid Cap Val SS
Janus Aspen Series – Janus Henderson Overseas Portfolio – Service Shares	Janus Henderson Overseas SS
Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio – Class II Shares	ClearBridge Sm Cap Growth Cl II
MFS® VIT – Mid Cap Growth Series – Service Class	MFS VIT – Mid Cap Growth Ser SC
MFS® VIT II – International Intrinsic Value Portfolio – Service Class	MFS VIT II – Intl Intrinsic Val SC
Morgan Stanley Variable Insurance Fund, Inc. – Morgan Stanley VIF Emerging Markets Equity Portfolio – Class II Shares	MorgStanley VIF Emg Mk Eq Cl 2
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares	Morningstar Aggr Growth ETF Cl II
Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares	Morningstar Balanced ETF Cl II
Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares	Morningstar Conservative ETF Cl II
Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares	Morningstar Growth ETF Cl II
Morningstar Income and Growth Asset Allocation Portfolio – Class II Shares	Morningstar Inc & Gro Asset All Cl II
Neuberger Berman Advisers Management Trust Sustainable Equity – S Class Shares	Neuberger Berman Sustain Eq S Cl
Northern Lights VT TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares	TOPS Mgd Risk Bal ETF Cl 2
Northern Lights VT TOPS® Managed Risk Flex ETF Portfolio	TOPS Mgd Risk Flex ETF

(Continued)

Variable Annuity Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Northern Lights VT TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares	TOPS Mgd Risk Growth ETF Cl 2
Northern Lights VT TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares	TOPS Mgd Risk Mod Growth ETF Cl 2
Northern Lights VT TOPS® Target Range Portfolio – Class S Shares	TOPS Target Range Cl S
PIMCO VIT – International Bond Portfolio (U.S. Dollar Hedged) Advisor Class Shares	PIMCO VIT Intl Bond USD-H Adv Cl
PIMCO VIT – PIMCO Global Diversified Allocation Portfolio Advisor Class Shares	PIMCO VIT Global Div Alloc Adv Cl
PIMCO VIT – PIMCO Low Duration Portfolio Advisor Class Shares	PIMCO VIT Low Duration Adv CL
PIMCO VIT – PIMCO Total Return Portfolio Advisor Class Shares	PIMCO VIT Total Return Adv Cl
Putnam VT Growth Opportunities Fund – Class IB Shares	Putnam VT Growth Opp Cl IB
Putnam VT International Equity Fund – Class IB Shares	Putnam VT Intl Eq Cl IB
Putnam VT International Value Fund – Class IB Shares	Putnam VT Intl Val Cl IB
Putnam VT Large Cap Value Fund – Class IB Shares	Putnam VT Lg Cap Val Cl IB
Putnam VT Sustainable Leaders Fund – Class IB Shares	Putnam VT Sustain Leaders Cl IB
Securian Funds Trust – SFT Balanced Stabilization Fund	SFT Bal Stabilization
Securian Funds Trust – SFT Core Bond Fund – Class 2 Shares	SFT Core Bond Cl 2
Securian Funds Trust – SFT Delaware IvySM Growth Fund	SFT Delaware Ivy Growth
Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund	SFT Delaware Ivy Small Cap Growth
Securian Funds Trust – SFT Equity Stabilization Fund	SFT Eq Stabilization
Securian Funds Trust – SFT Government Money Market Fund	SFT Govt Money Market
Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 2 Shares	SFT Index 400 MC Cl 2
Securian Funds Trust – SFT Index 500 Fund – Class 2 Shares	SFT Index 500 Cl 2
Securian Funds Trust – SFT International Bond Fund – Class 2 Shares	SFT Intl Bond Cl 2
Securian Funds Trust – SFT Real Estate Securities Fund – Class 2 Shares	SFT Real Estate Cl 2
Securian Funds Trust – SFT T. Rowe Price Value Fund	SFT T. Rowe Price Value
Securian Funds Trust – SFT Wellington Core Equity Fund – Class 2 Shares	SFT Wellington Core Equity Cl 2
T. Rowe Price Health Sciences Portfolio – II Class	T. Rowe Price Health Science II Cl

The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Securian Funds Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, each of whose Funds operate as a no-load, diversified open-end management investment company, except that the SFT Delaware IvySM Growth Fund and the SFT International Bond Fund operate as non-diversified, open-end management investment companies.

(Continued)

Variable Annuity Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

The following Sub-Accounts had name changes during 2021 and 2022:

Former Name	Current Name	Effective Date
Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series II Shares	Invesco V.I. Main Street Small Cap Fund – Series II Shares	April 30, 2021
Putnam VT Equity Income Fund – Class IB Shares	Putnam VT Large Cap Value Fund – Class IB Shares	April 30, 2021
American Funds IS® U.S. Government/AAA-Rated Securities Fund – Class 2 Shares	American Funds IS® U.S. Government Securities Fund – Class 2 Shares	May 1, 2021
Securian Funds Trust – SFT Dynamic Managed Volatility Fund	Securian Funds Trust – SFT Balanced Stabilization Fund	May 1, 2021
Securian Funds Trust – SFT Managed Volatility Equity Fund	Securian Funds Trust – SFT Equity Stabilization Fund	May 1, 2021
Ivy VIP – Asset Strategy Class II	Delaware Ivy VIP Asset Strategy – Class II Shares	July 1, 2021
Ivy VIP – Balanced Class II	Delaware Ivy VIP Balanced – Class II Shares	July 1, 2021
Ivy VIP – Core Equity Class II	Delaware Ivy VIP Core Equity – Class II Shares	July 1, 2021
Ivy VIP – Corporate Bond Class II	Delaware Ivy VIP Corporate Bond – Class II Shares	July 1, 2021
Ivy VIP – Energy Class II	Delaware Ivy VIP Energy – Class II Shares	July 1, 2021
Ivy VIP – Global Bond Class II	Delaware Ivy VIP Global Bond – Class II Shares	July 1, 2021
Ivy VIP – Global Equity Income Class II	Delaware Ivy VIP Global Equity Income – Class II Shares	July 1, 2021
Ivy VIP – Global Growth Class II	Delaware Ivy VIP Global Growth – Class II Shares	July 1, 2021
Ivy VIP – Government Money Market Class II	Delaware Ivy VIP Government Money Market – Class II Shares	July 1, 2021
Ivy VIP – Growth Class II	Delaware Ivy VIP Growth – Class II Shares	July 1, 2021
Ivy VIP – High Income Class II	Delaware Ivy VIP High Income – Class II Shares	July 1, 2021
Ivy VIP – International Core Equity Class II	Delaware Ivy VIP International Core Equity – Class II Shares	July 1, 2021
Ivy VIP – Limited-Term Bond Class II	Delaware Ivy VIP Limited-Term Bond – Class II Shares	July 1, 2021
Ivy VIP – Mid Cap Growth Class II	Delaware Ivy VIP Mid Cap Growth – Class II Shares	July 1, 2021
Ivy VIP – Natural Resources Class II	Delaware Ivy VIP Natural Resources – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Aggressive Class II	Delaware Ivy VIP Pathfinder Aggressive – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Conservative Class II	Delaware Ivy VIP Pathfinder Conservative – Class II Shares	July 1, 2021

(Continued)

Variable Annuity Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Former Name	Current Name	Effective Date
Ivy VIP – Pathfinder Moderate Class II	Delaware Ivy VIP Pathfinder Moderate – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderate – Managed Volatility Class II	Delaware Ivy VIP Pathfinder Moderate – Managed Volatility – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderately Aggressive Class II	Delaware Ivy VIP Pathfinder Moderately Aggressive – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderately Aggressive – Managed Volatility Class II	Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderately Conservative Class II	Delaware Ivy VIP Pathfinder Moderately Conservative – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderately Conservative – Managed Volatility Class II	Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility – Class II Shares	July 1, 2021
Ivy VIP – Science and Technology Class II	Delaware Ivy VIP Science and Technology – Class II Shares	July 1, 2021
Ivy VIP – Securian Real Estate Securities Class II	Delaware Ivy VIP Securian Real Estate Securities – Class II Shares	July 1, 2021
Ivy VIP – Small Cap Core – Class II Shares	Delaware Ivy VIP Small Cap Core – Class II Shares	July 1, 2021
Ivy VIP – Small Cap Growth Class II	Delaware Ivy VIP Small Cap Growth – Class II Shares	July 1, 2021
Ivy VIP – Value Class II	Delaware Ivy VIP Value – Class II Shares	July 1, 2021
Securian Funds Trust – SFT IvySM Growth Fund	Securian Funds Trust – SFT Delaware IvySM Growth Fund	August 1, 2021
Securian Funds Trust – SFT IvySM Small Cap Growth Fund	Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund	August 1, 2021
Delaware Ivy VIP Small Cap Core – Class II Shares	Delaware Ivy VIP Smid Cap Core – Class II Shares	November 15, 2021
Goldman Sachs VIT Global Trends Allocation Fund – Service Shares	Goldman Sachs VIT Trends Driven Allocation Fund – Service Shares	December 31, 2021
Delaware Ivy VIP Global Equity Income – Class II Shares	Delaware VIP Global Value Equity – Class II Shares	July 29, 2022
Delaware Ivy VIP Securian Real Estate Securities – Class II Shares	Delaware VIP Real Estate Securities – Class II Shares	July 29, 2022

The following Sub-Accounts were added to the Account in 2021 & 2022:

Sub-Account	Effective Date
BlackRock International Index V.I. Fund – Class III Shares	May 1, 2021
BlackRock Small Cap Index V.I. Fund – Class III Shares	May 1, 2021
Fidelity VIP Bond Index Portfolio – Service Class 2	May 1, 2021
Putnam VT International Value Fund – Class IB Shares	May 1, 2021
Northern Lights VT TOPS Target Range Portfolio – Class S Shares	September 20, 2021
Goldman Sachs VIT Government Money Market Portfolio – Service Shares	February 1, 2022
PIMCO VIT – International Bond Portfolio (U.S. Dollar Hedged) Advisor Class Shares	April 29, 2022
T. Rowe Price Health Sciences Portfolio – II Class	April 29, 2022

(Continued)

Variable Annuity Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

On April 27, 2022, the two Delaware Ivy VIP funds listed below were liquidated. Pursuant to an order granted by the Securities and Exchange Commission, proceeds received from the liquidation of each fund below were used to purchase Sub-Account units in the corresponding funds listed below at relative net asset value.

Existing Fund	Replacement Fund
Delaware Ivy VIP Global Bond – Class II Shares	Securian Funds Trust – SFT International Bond Fund – Class 2 Shares
Delaware Ivy VIP Government Money Market – Class II Shares	Goldman Sachs VIT Government Money Market Portfolio – Service Shares

On April 29, 2022, the Goldman Sachs High Quality Floating Rate Fund was liquidated. Pursuant to no-action relief granted by the Securities and Exchange Commission, proceeds received from the liquidation of the Goldman Sachs High Quality Floating Rate Fund were used to purchase Sub-Account units in the SFT Government Money Market Fund at relative net asset value.

(2)  Summary of Significant Accounting Policies

The Account and Sub-Accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

(a)  Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(b)  Investments in Underlying Funds

Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

Realized gains (losses) on investments include capital gain distributions received from the respective underlying funds. Capital gain distributions are reinvested in the respective underlying funds.

All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the Sub-Accounts on the ex-dividend date. The underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

(c)  Federal Income Taxes

The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-Account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

(Continued)

Variable Annuity Account
Notes to Financial Statements

(2)  Summary of Significant Accounting Policies – (continued)

(d)  Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are more than required, transfers may be made to Minnesota Life.

(3)  Expenses and Related Party Transactions

(a)  MultiOption Flex/Single/Select

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2022 and 2021, contingent deferred sales charges totaled $777 and $14,293, respectively.

(b)  MultiOption Classic/Achiever

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2022 and 2021, contingent deferred sales charges totaled $7,863 and $7,300, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2022 and 2021.

Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

(c)  MultiOption Advisor Series

There are three classes of contracts offered under this series – B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

(Continued)

Variable Annuity Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2022 and 2021.

A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2022 and 2021, contingent deferred sales charges for all MultiOption Advisor classes totaled $69,024 and $49,597, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(d)  MegAnnuity/UMOA

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2022 and 2021.

(e)  Adjustable Income Annuity

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2022 and 2021.

A risk charge up to 2.00% is deducted from each contract purchase payment. No risk charges were deducted from contract purchase payments for the years ended December 31, 2022 and 2021.

A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2022 and 2021.

(Continued)

Variable Annuity Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

(f)  Waddell & Reed Advisors Retirement Builder

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2022 and 2021.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2022 and 2021, contingent deferred sales charges totaled $24,875 and $80,468, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(g)  MultiOption Legend

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2022 and 2021.

A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2022 and 2021, contingent deferred sales charges totaled $– and $390, respectively.

In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(h)  MultiOption Extra

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2022 and 2021.

(Continued)

Variable Annuity Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2022 and 2021, contingent deferred sales charges totaled $582,457 and $828,814, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(i)  MultiOption Guide Series

There are two classes of contracts offered under this series – B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2022 and 2021.

A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2022 and 2021, contingent deferred sales charges totaled $1,056,987 and $1,851,231, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(j)  MultiOption Advantage

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2022 and 2021.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. The charges may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(Continued)

Variable Annuity Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

(k)  Waddell & Reed Advisors Retirement Builder II

There are two classes of contracts offered under this series – B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2022 and 2021.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II – B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II – L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2022 and 2021, contingent deferred sales charges totaled $241,739 and $209,945, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(l)  MultiOption Momentum

The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.65% for contracts with Net Purchase Payments equal to or exceeding one million dollars and 0.75% for contracts with less than one million dollars in Net Purchase Payments, of the average daily net assets of the Account. During the annuitization phase of the contract, the mortality and expense risk fee is 1.20% of the average daily net assets of the Account for all contracts. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2022 and 2021.

A contingent deferred sales charge may be imposed on a MultiOption Momentum contract owner on a five year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2022 and 2021, contingent deferred sales charges totaled $25,130 and $–, respectively.

In addition to the base contract, optional riders are available as set forth in the product's prospectus. These benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(Continued)

Variable Annuity Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

(m)  Other

To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement with Securian Funds Trust provides for payments ranging from 0.15% to 0.85% of average daily net assets of each underlying fund. In addition, Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the underlying funds of Securian Funds Trust. Under the plan, Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets of each underlying fund to Securian. Each of Securian Funds Trust's funds pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in Sub-Account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 2 Shares – to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in Sub-Account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose Sub-Account invests in the fund.

These fee waivers are reported on the Statements of Operations as "Fees Waived" of the respective Sub-Account.

(4)  Fair Value Measurement

In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets has been determined using available market information as of December 31, 2022. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Contract Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 – Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

(Continued)

Variable Annuity Account
Notes to Financial Statements

(4)  Fair Value Measurement – (continued)

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

As of December 31, 2022, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

(5)  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2022 were as follows:

Sub-Accounts	Purchases	Sales
AB VPS Dyn Asset Alloc Cl B	$65,691,047	$11,790,395
AB VPS Intl Value Cl B	115,523	120,170
Amer Century II VP Infl Pro Cl II	5,797,184	11,696,042
Amer Century VP Dscplnd Core Val Cl II	1,186,895	1,338,907
Amer Funds IS Capital World Bond Cl 2	3,252,447	844,210
Amer Funds IS Global Growth Cl 2	5,909,558	2,281,022
Amer Funds IS Global Small Cap Cl 2	9,404,647	987,657
Amer Funds IS Growth Cl 2	36,221,792	7,066,286
Amer Funds IS Growth-Inc Cl 2	9,127,713	4,707,790
Amer Funds IS Intl Cl 2	5,424,369	1,793,838
Amer Funds IS New World Cl 2	4,455,047	941,596
Amer Funds IS US Govt Sec Cl 2	4,219,032	3,921,455
BlackRock Intl Index VI Cl III	915,328	76,663
BlackRock Small Cap Index VI Cl III	1,647,462	66,097
ClearBridge Sm Cap Growth Cl II	4,898,459	1,276,335
Delaware Ivy VIP Asset Strategy Cl II	9,207,969	14,515,052
Delaware Ivy VIP Balanced Cl II	35,551,062	12,200,951
Delaware Ivy VIP Core Equity Cl II	17,745,603	14,905,138
Delaware Ivy VIP Corporate Bond Cl II	6,998,604	15,714,804
Delaware Ivy VIP Energy Cl II	98,197	2,011,775
Delaware Ivy VIP Global Bond Cl II (a)	270,192	4,882,754
Delaware Ivy VIP Global Growth Cl II	7,457,623	8,578,302
Delaware Ivy VIP Govt Money Market Cl II (a)	277,269	12,747,149
Delaware Ivy VIP Growth Cl II	12,643,958	6,241,472
Delaware Ivy VIP High Income Cl II	6,555,643	11,438,076
Delaware Ivy VIP Intl Core Equity Cl II	13,261,333	13,223,050
Delaware Ivy VIP Limited-Term Bond Cl II	2,120,471	9,664,242
Delaware Ivy VIP Mid Cap Growth Cl II	18,240,353	7,631,443
Delaware Ivy VIP Natural Res Cl II	16,212,308	9,663,644
Delaware Ivy VIP Path Aggressive Cl II	1,725,917	3,305,235
Delaware Ivy VIP Path Conserv Cl II	3,086,354	3,820,605
Delaware Ivy VIP Path Mod Aggr Cl II	19,756,155	20,562,713
Delaware Ivy VIP Path Mod Aggr MV Cl II	8,992,253	11,754,253
Delaware Ivy VIP Path Mod Cl II	15,490,648	16,680,936
Delaware Ivy VIP Path Mod Cons Cl II	4,548,782	4,602,065
Delaware Ivy VIP Path Mod Cons MV Cl II	14,249,130	7,042,987
Delaware Ivy VIP Path Mod MV Cl II	105,724,534	37,498,844
Delaware Ivy VIP Science & Tech Cl II	16,751,485	11,003,552
Delaware Ivy VIP Small Cap Growth Cl II	11,814,069	6,545,497

(Continued)

Variable Annuity Account
Notes to Financial Statements

(5)  Investment Transactions – (continued)

Sub-Accounts	Purchases	Sales
Delaware Ivy VIP Smid Cap Core Cl II	$10,048,961	$8,723,800
Delaware Ivy VIP Value Cl II	20,397,362	14,898,584
Delaware VIP Global Val Eq Cl II	3,992,613	2,665,583
Delaware VIP RE Sec Cl II	1,170,772	1,732,616
Fidelity VIP Bond Index SC 2	1,366,311	152,174
Fidelity VIP Equity-Income SC 2	5,365,092	12,090,894
Fidelity VIP Mid Cap SC2	6,448,269	4,807,773
Franklin Mutual Shs VIP Cl 2	614,872	950,464
Franklin Small Cap Val VIP Cl 2	9,921,777	6,394,536
Franklin Sm-Md Cap Gr VIP Cl 2	3,893,784	2,633,980
Franklin Temp Dev Mkts VIP Cl 2	3,263,891	2,246,301
Goldman Sachs VIT Govt Money Market SS (b)	12,989,117	2,971,520
Goldman Sachs VIT HQ Flt Rt SS (a)	256,132	38,311,342
Goldman Sachs VIT Trends Driven SS	10,745,973	13,931,015
Invesco Opphmr VI Intl Growth Sr II	10,905,610	3,022,113
Invesco VI American Value Sr II	2,631,215	2,471,020
Invesco VI Comstock Sr II	7,912,677	16,137,956
Invesco VI Equity & Inc Sr II	3,153,155	1,521,004
Invesco VI Growth & Inc Sr II	1,225,239	2,288,042
Invesco VI MS Sm Cap Sr II	243,852	702,660
Invesco VI Sm Cap Equity Sr II	3,609,957	2,865,358
Janus Henderson Balanced SS	8,726,470	8,710,664
Janus Henderson Flexible Bond SS	5,329,330	3,946,823
Janus Henderson Forty SS	15,639,791	6,322,564
Janus Henderson Mid Cap Val SS	2,818,394	5,138,772
Janus Henderson Overseas SS	1,137,668	4,903,401
MFS VIT – Mid Cap Growth Ser SC	746,485	242,502
MFS VIT II – Intl Intrinsic Val SC	5,503,868	1,209,974
MorgStanley VIF Emg Mk Eq Cl 2	3,424,071	2,460,388
Morningstar Aggr Growth ETF Cl II	1,352,020	1,053,060
Morningstar Balanced ETF Cl II	5,133,554	6,280,253
Morningstar Conservative ETF Cl II	3,145,502	4,392,537
Morningstar Growth ETF Cl II	4,280,403	1,970,172
Morningstar Inc & Gro Asset All Cl II	1,396,013	2,103,801
Neuberger Berman Sustain Eq S Cl	749,995	855,132
PIMCO VIT Global Div Alloc Adv Cl	70,997,516	11,633,019
PIMCO VIT Intl Bond USD-H Adv Cl (c)	16,820	154
PIMCO VIT Low Duration Adv CL	4,640,735	10,690,363
PIMCO VIT Total Return Adv Cl	5,401,845	23,992,974
Putnam VT Growth Opp Cl IB	2,580,877	2,825,048
Putnam VT Intl Eq Cl IB	493,178	449,988
Putnam VT Intl Val Cl IB	634,361	95,780
Putnam VT Lg Cap Val Cl IB	3,240,218	2,945,597
Putnam VT Sustain Leaders Cl IB	268,907	225,208
SFT Bal Stabilization	29,239,346	42,674,310
SFT Core Bond Cl 2	18,264,108	26,918,637
SFT Delaware Ivy Growth	2,683,311	24,603,603
SFT Delaware Ivy Small Cap Growth	1,228,138	6,092,666
SFT Eq Stabilization	14,513,488	23,682,914
SFT Govt Money Market	75,761,920	40,315,411
SFT Index 400 MC Cl 2	2,580,655	7,285,256
SFT Index 500 Cl 2	21,825,731	25,987,731
SFT Intl Bond Cl 2	17,355,051	19,069,983
SFT Real Estate Cl 2	2,312,611	16,126,086
SFT T. Rowe Price Value	1,782,390	23,072,495
SFT Wellington Core Equity Cl 2	760,710	6,340,875
T. Rowe Price Health Science II Cl (c)	601,680	27,302

(Continued)

Variable Annuity Account
Notes to Financial Statements

(5)  Investment Transactions – (continued)

Sub-Accounts	Purchases	Sales
TOPS Mgd Risk Bal ETF Cl 2	$9,196,714	$4,644,176
TOPS Mgd Risk Flex ETF	9,371,373	10,170,665
TOPS Mgd Risk Growth ETF Cl 2	35,915,709	8,335,889
TOPS Mgd Risk Mod Growth ETF Cl 2	13,493,521	2,988,720
TOPS Target Range Cl S	21,044,166	206,801

(a)  For the period from January 1, 2022 through April 29, 2022.

(b)  For the period from February 1, 2022 through December 31, 2022.

(c)  For the period from April 29, 2022 through December 31, 2022.

(Continued)

Variable Annuity Account
Notes to Financial Statements

(6)  Unit Activity from Contract Transactions

Transactions in units for each segregated Sub-Account for the years or periods ended December 31, 2022 and 2021 were as follows:

	Segregated Sub-Accounts
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl B	Amer Century II VP Infl Pro Cl II	Amer Century VP Dscplnd Core Val Cl II	Amer Funds IS Capital World Bond Cl 2	Amer Funds IS Global Growth Cl 2
Units outstanding at December 31, 2020	141,861,779	903,654	42,432,913	1,222,126	10,716,380	7,622,687
Contract purchase payments	3,521,421	152,837	4,568,207	473,459	3,584,253	1,848,389
Contract terminations, withdrawal payments and charges	(8,035,966)	(176,454)	(5,667,819)	(463,959)	(1,141,245)	(1,072,249)
Units outstanding at December 31, 2021	137,347,234	880,037	41,333,301	1,231,626	13,159,388	8,398,827
Contract purchase payments	7,211,060	147,559	2,241,311	31,853	3,239,803	1,361,686
Contract terminations, withdrawal payments and charges	(8,676,777)	(193,652)	(8,147,395)	(337,632)	(879,947)	(873,057)
Units outstanding at December 31, 2022	135,881,517	833,944	35,427,217	925,847	15,519,244	8,887,456
	Segregated Sub-Accounts
	Amer Funds IS Global Small Cap Cl 2	Amer Funds IS Growth Cl 2	Amer Funds IS Growth-Inc Cl 2	Amer Funds IS Intl Cl 2	Amer Funds IS New World Cl 2	Amer Funds IS US Govt Sec Cl 2
Units outstanding at December 31, 2020	7,940,138	27,625,548	13,123,768	13,155,019	10,659,838	18,407,962
Contract purchase payments	1,398,983	4,291,355	2,642,278	1,553,958	2,345,682	6,844,525
Contract terminations, withdrawal payments and charges	(873,364)	(4,456,318)	(2,079,931)	(1,874,830)	(1,156,359)	(8,084,083)
Units outstanding at December 31, 2021	8,465,757	27,460,585	13,686,115	12,834,147	11,849,161	17,168,404
Contract purchase payments	2,303,391	5,712,026	1,652,280	2,205,695	1,971,764	3,324,391
Contract terminations, withdrawal payments and charges	(592,198)	(1,711,213)	(1,503,084)	(1,380,673)	(654,325)	(3,467,904)
Units outstanding at December 31, 2022	10,176,950	31,461,398	13,835,311	13,659,169	13,166,600	17,024,891
	Segregated Sub-Accounts
	BlackRock Intl Index VI Cl III (a)	BlackRock Small Cap Index VI Cl III (a)	ClearBridge Sm Cap Growth Cl II	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II
Units outstanding at December 31, 2020	–	–	5,710,310	32,279,434	20,076,289	23,064,109
Contract purchase payments	320,816	628,335	2,011,158	454,716	1,012,970	221,996
Contract terminations, withdrawal payments and charges	(925)	(1,273)	(1,209,955)	(5,022,713)	(2,773,541)	(5,139,241)
Units outstanding at December 31, 2021	319,891	627,062	6,511,513	27,711,437	18,315,718	18,146,864
Contract purchase payments	1,015,108	1,927,072	2,490,037	209,035	554,135	326,446
Contract terminations, withdrawal payments and charges	(84,860)	(72,258)	(692,846)	(3,766,693)	(2,434,697)	(2,884,816)
Units outstanding at December 31, 2022	1,250,139	2,481,876	8,308,704	24,153,779	16,435,156	15,588,494

(Continued)

Variable Annuity Account
Notes to Financial Statements

(6)  Unit Activity from Contract Transactions – (continued)

	Segregated Sub-Accounts
	Delaware Ivy VIP Corporate Bond Cl II	Delaware Ivy VIP Energy Cl II	Delaware Ivy VIP Global Bond Cl II (b)	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II (b)	Delaware Ivy VIP Growth Cl II
Units outstanding at December 31, 2020	75,539,573	7,184,751	4,607,315	17,087,956	12,318,065	11,181,121
Contract purchase payments	7,403,093	350,433	532,281	133,545	6,620,757	154,347
Contract terminations, withdrawal payments and charges	(8,285,196)	(2,353,551)	(879,075)	(3,460,952)	(6,146,680)	(2,181,651)
Units outstanding at December 31, 2021	74,657,470	5,181,633	4,260,521	13,760,549	12,792,142	9,153,817
Contract purchase payments	1,417,999	20,141	33,852	349,232	293,560	316,783
Contract terminations, withdrawal payments and charges	(10,404,210)	(2,259,427)	(4,294,373)	(2,449,958)	(13,085,702)	(1,094,442)
Units outstanding at December 31, 2022	65,671,259	2,942,347	–	11,659,823	–	8,376,158
	Segregated Sub-Accounts
	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited-Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II	Delaware Ivy VIP Path Aggressive Cl II
Units outstanding at December 31, 2020	46,174,060	39,623,230	39,785,616	13,332,129	32,023,143	8,046,833
Contract purchase payments	5,668,049	664,508	5,776,444	422,201	9,902,416	24,509
Contract terminations, withdrawal payments and charges	(5,019,441)	(6,750,388)	(4,372,406)	(3,449,907)	(10,546,839)	(1,013,711)
Units outstanding at December 31, 2021	46,822,668	33,537,350	41,189,654	10,304,423	31,378,720	7,057,631
Contract purchase payments	1,864,336	1,259,324	1,385,772	1,196,294	13,459,526	163,106
Contract terminations, withdrawal payments and charges	(7,522,091)	(4,118,985)	(9,157,553)	(1,336,487)	(8,000,301)	(1,406,538)
Units outstanding at December 31, 2022	41,164,913	30,677,689	33,417,873	10,164,230	36,837,945	5,814,199
	Segregated Sub-Accounts
	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Aggr MV Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II	Delaware Ivy VIP Path Mod Cons MV Cl II
Units outstanding at December 31, 2020	16,226,965	96,865,361	58,330,818	81,752,109	27,546,469	27,719,625
Contract purchase payments	1,312,458	74,963	2,029,503	99,149	581,491	4,246,834
Contract terminations, withdrawal payments and charges	(3,627,582)	(16,711,308)	(6,344,200)	(11,649,297)	(4,554,583)	(4,899,270)
Units outstanding at December 31, 2021	13,911,841	80,229,016	54,016,121	70,201,961	23,573,377	27,067,189
Contract purchase payments	485,506	203,927	1,288,278	248,816	52,494	1,774,621
Contract terminations, withdrawal payments and charges	(2,194,928)	(9,154,207)	(7,394,085)	(7,934,250)	(2,318,309)	(5,101,937)
Units outstanding at December 31, 2022	12,202,419	71,278,736	47,910,314	62,516,527	21,307,562	23,739,873
(Continued)

Variable Annuity Account
Notes to Financial Statements

(6)  Unit Activity from Contract Transactions – (continued)

	Segregated Sub-Accounts
	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Delaware VIP Global Val Eq Cl II
Units outstanding at December 31, 2020	339,744,957	11,636,682	13,602,614	12,883,892	22,036,546	6,688,178
Contract purchase payments	10,235,920	665,480	498,113	2,332,212	552,414	68,576
Contract terminations, withdrawal payments and charges	(21,338,091)	(2,175,661)	(2,848,656)	(4,294,062)	(4,539,299)	(1,171,735)
Units outstanding at December 31, 2021	328,642,786	10,126,501	11,252,071	10,922,042	18,049,661	5,585,019
Contract purchase payments	9,428,730	1,057,213	902,649	259,528	537,639	125,632
Contract terminations, withdrawal payments and charges	(23,694,834)	(1,485,888)	(1,729,716)	(1,944,038)	(3,789,057)	(990,169)
Units outstanding at December 31, 2022	314,376,682	9,697,826	10,425,004	9,237,532	14,798,243	4,720,482
	Segregated Sub-Accounts
	Delaware VIP RE Sec Cl II	Fidelity VIP Bond Index SC 2 (a)	Fidelity VIP Equity-Income SC 2	Fidelity VIP Mid Cap SC2	Franklin Mutual Shs VIP Cl 2	Franklin Small Cap Val VIP Cl 2
Units outstanding at December 31, 2020	2,642,703	–	20,639,741	6,597,122	2,127,651	15,186,363
Contract purchase payments	123,321	599,760	835,719	678,206	170,091	6,418,045
Contract terminations, withdrawal payments and charges	(497,570)	(38,368)	(3,440,850)	(1,034,625)	(527,066)	(5,427,151)
Units outstanding at December 31, 2021	2,268,454	561,392	18,034,610	6,240,703	1,770,676	16,177,257
Contract purchase payments	81,844	1,475,364	716,773	645,029	17,002	1,288,996
Contract terminations, withdrawal payments and charges	(474,085)	(160,816)	(3,230,090)	(754,435)	(315,099)	(2,601,257)
Units outstanding at December 31, 2022	1,876,213	1,875,940	15,521,293	6,131,297	1,472,579	14,864,996
	Segregated Sub-Accounts
	Franklin Sm-Md Cap Gr VIP Cl 2	Franklin Temp Dev Mkts VIP Cl 2	Goldman Sachs VIT Govt Money Market SS (c)	Goldman Sachs VIT HQ Flt Rt SS (b)	Goldman Sachs VIT Trends Driven SS	Invesco Opphmr VI Intl Growth Sr II
Units outstanding at December 31, 2020	5,495,435	5,771,194	–	33,760,143	141,411,969	9,757,802
Contract purchase payments	412,718	830,499	–	5,984,401	5,446,697	607,978
Contract terminations, withdrawal payments and charges	(2,071,322)	(890,556)	–	(3,109,783)	(10,854,429)	(1,049,668)
Units outstanding at December 31, 2021	3,836,831	5,711,137	–	36,634,761	136,004,237	9,316,112
Contract purchase payments	308,667	585,307	12,902,999	221,800	4,386,953	1,372,166
Contract terminations, withdrawal payments and charges	(991,995)	(827,319)	(2,909,952)	(36,856,561)	(10,018,140)	(852,120)
Units outstanding at December 31, 2022	3,153,503	5,469,125	9,993,047	–	130,373,050	9,836,158

(Continued)

Variable Annuity Account
Notes to Financial Statements

(6)  Unit Activity from Contract Transactions – (continued)

	Segregated Sub-Accounts
	Invesco VI American Value Sr II	Invesco VI Comstock Sr II	Invesco VI Equity & Inc Sr II	Invesco VI Growth & Inc Sr II	Invesco VI MS Sm Cap Sr II	Invesco VI Sm Cap Equity Sr II
Units outstanding at December 31, 2020	4,807,627	16,874,173	3,834,799	1,103,482	1,091,689	9,320,824
Contract purchase payments	970,197	3,254,394	387,237	127,167	470,383	2,342,672
Contract terminations, withdrawal payments and charges	(1,411,487)	(3,729,997)	(710,611)	(346,852)	(722,844)	(4,530,961)
Units outstanding at December 31, 2021	4,366,337	16,398,570	3,511,425	883,797	839,228	7,132,535
Contract purchase payments	499,507	1,297,923	736,391	236,255	19,651	455,878
Contract terminations, withdrawal payments and charges	(1,149,152)	(3,748,280)	(590,158)	(555,402)	(261,411)	(1,309,104)
Units outstanding at December 31, 2022	3,716,692	13,948,213	3,657,658	564,650	597,468	6,279,309
	Segregated Sub-Accounts
	Janus Henderson Balanced SS	Janus Henderson Flexible Bond SS	Janus Henderson Forty SS	Janus Henderson Mid Cap Val SS	Janus Henderson Overseas SS	MFS VIT – Mid Cap Growth Ser SC
Units outstanding at December 31, 2020	11,986,505	24,244,526	11,897,671	13,472,858	11,614,771	639,665
Contract purchase payments	4,162,767	6,824,564	792,118	981,398	409,430	71,556
Contract terminations, withdrawal payments and charges	(1,040,675)	(2,223,841)	(1,757,332)	(1,978,331)	(2,248,881)	(115,221)
Units outstanding at December 31, 2021	15,108,597	28,845,249	10,932,457	12,475,925	9,775,320	596,000
Contract purchase payments	1,763,291	4,185,985	957,344	337,102	250,565	69,630
Contract terminations, withdrawal payments and charges	(2,211,879)	(3,707,231)	(1,243,080)	(2,318,808)	(1,505,210)	(51,677)
Units outstanding at December 31, 2022	14,660,009	29,324,003	10,646,721	10,494,219	8,520,675	613,953
	Segregated Sub-Accounts
	MFS VIT II – Intl Intrinsic Val SC	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl II	Morningstar Balanced ETF Cl II	Morningstar Conservative ETF Cl II	Morningstar Growth ETF Cl II
Units outstanding at December 31, 2020	13,264,510	25,931,518	7,292,861	31,676,275	11,715,949	13,041,381
Contract purchase payments	2,552,933	1,681,916	841,283	1,571,715	3,064,808	791,036
Contract terminations, withdrawal payments and charges	(887,248)	(3,254,323)	(777,491)	(4,476,256)	(4,220,656)	(1,891,788)
Units outstanding at December 31, 2021	14,930,195	24,359,111	7,356,653	28,771,734	10,560,101	11,940,629
Contract purchase payments	3,132,323	1,912,934	458,509	1,657,332	2,149,029	1,904,894
Contract terminations, withdrawal payments and charges	(842,245)	(3,001,224)	(569,905)	(3,827,917)	(3,462,213)	(1,099,883)
Units outstanding at December 31, 2022	17,220,273	23,270,821	7,245,257	26,601,149	9,246,917	12,745,640

(Continued)

Variable Annuity Account
Notes to Financial Statements

(6)  Unit Activity from Contract Transactions – (continued)

	Segregated Sub-Accounts
	Morningstar Inc & Gro Asset All Cl II	Neuberger Berman Sustain Eq S Cl	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Intl Bond USD-H Adv Cl (d)	PIMCO VIT Low Duration Adv CL	PIMCO VIT Total Return Adv Cl
Units outstanding at December 31, 2020	14,959,598	1,392,332	145,638,967	–	55,056,937	129,230,812
Contract purchase payments	212,981	269,634	3,973,044	–	9,369,152	11,447,024
Contract terminations, withdrawal payments and charges	(2,309,496)	(225,409)	(9,651,940)	–	(5,671,401)	(16,429,204)
Units outstanding at December 31, 2021	12,863,083	1,436,557	139,960,071	–	58,754,688	124,248,632
Contract purchase payments	295,014	168,173	4,703,018	17,531	4,003,915	2,110,728
Contract terminations, withdrawal payments and charges	(1,393,203)	(331,499)	(8,144,828)	(114)	(10,338,249)	(19,412,302)
Units outstanding at December 31, 2022	11,764,894	1,273,231	136,518,261	17,417	52,420,354	106,947,058
	Segregated Sub-Accounts
	Putnam VT Growth Opp Cl IB	Putnam VT Intl Eq Cl IB	Putnam VT Intl Val Cl IB (a)	Putnam VT Lg Cap Val Cl IB	Putnam VT Sustain Leaders Cl IB	SFT Bal Stabilization
Units outstanding at December 31, 2020	4,300,437	1,222,693	–	4,838,883	276,844	383,199,353
Contract purchase payments	205,681	29,775	206,148	632,200	32,777	12,039,977
Contract terminations, withdrawal payments and charges	(2,262,309)	(118,920)	(85)	(876,781)	(58,804)	(28,918,578)
Units outstanding at December 31, 2021	2,243,809	1,133,548	206,063	4,594,302	250,817	366,320,752
Contract purchase payments	150,977	104,411	636,766	393,800	12,772	19,068,441
Contract terminations, withdrawal payments and charges	(542,268)	(214,052)	(97,819)	(709,627)	(38,783)	(22,450,423)
Units outstanding at December 31, 2022	1,852,518	1,023,907	745,010	4,278,475	224,806	362,938,770
	Segregated Sub-Accounts
	SFT Core Bond Cl 2	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 2
Units outstanding at December 31, 2020	128,558,780	30,627,618	10,110,361	286,838,342	29,706,640	12,783,428
Contract purchase payments	33,603,210	257,102	321,042	8,941,540	26,817,231	492,553
Contract terminations, withdrawal payments and charges	(8,558,214)	(5,770,044)	(1,645,450)	(26,712,279)	(30,032,065)	(2,146,092)
Units outstanding at December 31, 2021	153,603,776	25,114,676	8,785,953	269,067,603	26,491,806	11,129,889
Contract purchase payments	12,576,011	552,138	330,466	13,176,099	75,907,358	500,286
Contract terminations, withdrawal payments and charges	(15,505,637)	(3,415,997)	(1,282,238)	(17,487,337)	(38,976,668)	(1,216,320)
Units outstanding at December 31, 2022	150,674,150	22,250,817	7,834,181	264,756,365	63,422,496	10,413,855

(Continued)

Variable Annuity Account
Notes to Financial Statements

(6)  Unit Activity from Contract Transactions – (continued)

	Segregated Sub-Accounts
	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Real Estate Cl 2	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 2	T. Rowe Price Health Science II Cl (d)
Units outstanding at December 31, 2020	39,164,393	41,982,723	14,548,606	29,000,941	10,423,785	–
Contract purchase payments	2,284,421	4,226,437	1,714,489	1,968,165	174,044	–
Contract terminations, withdrawal payments and charges	(5,495,563)	(2,347,174)	(2,463,406)	(5,873,777)	(1,806,726)	–
Units outstanding at December 31, 2021	35,953,251	43,861,986	13,799,689	25,095,329	8,791,103	–
Contract purchase payments	4,682,473	20,125,611	548,148	448,485	159,599	591,526
Contract terminations, withdrawal payments and charges	(3,710,510)	(15,445,655)	(2,811,354)	(4,893,074)	(1,166,568)	(24,743)
Units outstanding at December 31, 2022	36,925,214	48,541,942	11,536,483	20,650,740	7,784,134	566,783

	Segregated Sub-Accounts
	TOPS Mgd Risk Bal ETF Cl 2	TOPS Mgd Risk Flex ETF	TOPS Mgd Risk Growth ETF Cl 2	TOPS Mgd Risk Mod Growth ETF Cl 2	TOPS Target Range Cl S (e)
Units outstanding at December 31, 2020	13,719,270	118,385,525	59,665,659	16,309,660	–
Contract purchase payments	562,100	5,719,083	545,709	467,191	171,513
Contract terminations, withdrawal payments and charges	(1,469,480)	(7,658,023)	(7,316,081)	(2,729,178)	(49,835)
Units outstanding at December 31, 2021	12,811,890	116,446,585	52,895,287	14,047,673	121,678
Contract purchase payments	934,686	6,795,438	1,840,471	307,452	23,505,355
Contract terminations, withdrawal payments and charges	(3,529,161)	(7,646,189)	(5,647,116)	(2,037,078)	(135,203)
Units outstanding at December 31, 2022	10,217,415	115,595,834	49,088,642	12,318,047	23,491,830

(a) For the period from May 1, 2021 through December 31, 2021 and for the year ended December 31, 2022.

(b) For the year ended December 31, 2021 and for the period from January 1, 2022 through April 29, 2022.

(c) For the period from February 1, 2022 through December 31, 2022.

(d) For the period from April 29, 2022 through December 31, 2022.

(e) For the period from September 20, 2021 through December 31, 2021 and for the year ended December 31, 2022.

(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2022, 2021, 2020, 2019, and 2018 is as follows:

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
AB VPS Dyn Asset Alloc Cl B
2022	135,881,517	$0.86	to 1.14	$154,654,289	2.54%	0.30	% to 1.95%	(21.04	)% to (18.92)%
2021	137,347,234	1.06	to 1.42	194,540,754	1.55%	0.90	% to 1.95%	6.10	% to 8.95%
2020	141,861,779	1.23	to 1.31	186,097,971	1.51%	1.20	% to 2.00%	1.81	% to 4.55%
2019	145,664,319	1.20	to 1.27	184,428,353	1.81%	1.20	% to 2.00%	11.89	% to 14.89%
2018	140,789,839	1.06	to 1.11	156,549,236	1.63%	1.20	% to 2.10%	(10.06	)% to (7.63)%
AB VPS Intl Value Cl B
2022	833,944	0.52	to 0.59	495,519	3.95%	1.20	% to 2.10%	(16.30	)% to (14.82)%
2021	880,037	0.61	to 0.70	613,898	1.68%	1.20	% to 2.10%	7.63	% to 9.53%
2020	903,654	0.57	to 0.64	575,510	1.57%	1.20	% to 2.10%	(0.76	)% to 0.99%
2019	876,925	0.56	to 0.63	553,001	0.75%	1.20	% to 2.10%	13.39	% to 15.40%
2018	1,097,686	0.49	to 0.55	599,848	1.08%	1.20	% to 2.10%	(25.23	)% to (23.90)%
Amer Century II VP Infl Pro Cl II
2022	35,427,217	0.90	to 1.28	45,333,037	4.94%	0.90	% to 2.40%	(15.60	)% to (13.34)%
2021	41,333,301	1.05	to 1.49	61,579,756	3.13%	0.90	% to 2.40%	3.18	% to 5.95%
2020	42,432,913	1.20	to 1.42	60,206,746	1.35%	1.20	% to 2.45%	6.37	% to 9.22%
2019	45,951,652	1.12	to 1.31	60,231,050	2.30%	1.20	% to 2.45%	5.74	% to 8.58%
2018	50,130,630	1.03	to 1.22	61,064,953	2.79%	1.20	% to 2.70%	(5.66	)% to (3.11)%
Amer Century VP Dscplnd Core Val Cl II
2022	925,847	2.25	to 3.65	3,322,370	1.44%	1.20	% to 2.10%	(15.36	)% to (13.87)%
2021	1,231,626	2.55	to 4.23	5,144,589	0.81%	1.20	% to 2.10%	19.76	% to 21.87%
2020	1,222,126	2.10	to 3.47	4,196,263	1.78%	1.20	% to 2.10%	8.21	% to 10.12%
2019	1,337,350	1.91	to 3.16	4,155,920	1.80%	1.20	% to 2.10%	20.15	% to 22.27%
2018	1,588,118	1.57	to 2.58	4,045,863	1.65%	1.20	% to 2.10%	(9.91	)% to (8.31)%
Amer Funds IS Capital World Bond Cl 2
2022	15,519,244	0.77	to 1.06	13,655,400	0.26%	0.15	% to 2.15%	(20.09	)% to (17.82)%
2021	13,159,388	0.95	to 1.18	14,238,556	1.80%	0.15	% to 2.15%	(7.68	)% to (5.06)%
2020	10,716,380	1.05	to 1.24	12,342,685	1.21%	0.15	% to 2.15%	6.71	% to 9.73%
2019	10,889,189	0.95	to 1.13	11,564,262	1.59%	0.15	% to 2.45%	4.64	% to 7.61%
2018	10,961,153	0.90	to 1.05	10,926,825	1.92%	0.15	% to 2.45%	(4.22	)% to (1.48)%
Amer Funds IS Global Growth Cl 2
2022	8,887,456	0.82	to 2.82	20,915,790	0.68%	0.15	% to 2.10%	(27.16	)% to (24.85)%
2021	8,398,827	1.10	to 3.75	26,607,981	0.34%	0.15	% to 2.10%	13.04	% to 16.25%
2020	7,622,687	2.51	to 3.23	21,023,072	0.36%	0.15	% to 2.10%	26.68	% to 30.27%
2019	8,704,009	1.97	to 2.48	18,794,037	1.11%	0.15	% to 2.10%	31.35	% to 35.07%
2018	9,324,411	1.48	to 1.83	15,052,153	0.71%	0.15	% to 2.10%	(11.70	)% to (9.18)%
Amer Funds IS Global Small Cap Cl 2
2022	10,176,950	0.70	to 2.00	15,623,977	0.00%	0.15	% to 2.40%	(31.97	)% to (29.66)%
2021	8,465,757	1.00	to 2.84	18,674,571	0.00%	0.15	% to 2.40%	3.64	% to 6.58%
2020	7,940,138	1.85	to 2.66	16,619,031	0.17%	0.15	% to 2.45%	25.95	% to 29.53%
2019	9,128,913	1.46	to 2.06	15,008,245	0.16%	0.15	% to 2.45%	27.70	% to 31.32%
2018	9,147,818	1.14	to 1.56	11,537,367	0.08%	0.15	% to 2.45%	(13.16	)% to (10.68)%

(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Amer Funds IS Growth Cl 2
2022	31,461,398	$0.80	to 3.22	$101,388,471	0.34%	0.80	% to 2.40%	(31.97	)% to (30.15)%
2021	27,460,585	1.15	to 4.66	127,832,361	0.22%	0.90	% to 2.40%	18.44	% to 21.62%
2020	27,625,548	3.44	to 3.86	106,691,376	0.32%	1.20	% to 2.40%	47.66	% to 51.62%
2019	30,305,573	2.32	to 2.57	77,887,903	0.77%	1.20	% to 2.40%	26.97	% to 30.38%
2018	28,048,019	1.80	to 1.99	55,787,811	0.46%	1.20	% to 2.50%	(3.16	)% to (0.55)%
Amer Funds IS Growth-Inc Cl 2
2022	13,835,311	0.99	to 2.78	38,526,167	1.30%	0.80	% to 2.40%	(18.92	)% to (16.74)%
2021	13,686,115	1.20	to 3.37	46,187,913	1.15%	0.90	% to 2.40%	20.49	% to 23.72%
2020	13,123,768	2.45	to 2.75	36,121,031	1.38%	1.20	% to 2.40%	10.25	% to 13.21%
2019	14,000,249	2.20	to 2.45	34,345,982	1.71%	1.20	% to 2.45%	22.47	% to 25.76%
2018	14,412,641	1.79	to 1.97	28,369,512	1.41%	1.20	% to 2.45%	(4.66	)% to (2.08)%
Amer Funds IS Intl Cl 2
2022	13,659,169	0.74	to 1.55	16,206,755	1.77%	0.15	% to 2.40%	(23.89	)% to (20.90)%
2021	12,834,147	0.94	to 1.96	19,457,186	2.45%	0.15	% to 2.40%	(4.36	)% to (1.64)%
2020	13,155,019	1.38	to 1.99	20,488,571	0.67%	0.15	% to 2.40%	10.66	% to 13.80%
2019	13,926,792	1.24	to 1.75	19,349,862	1.46%	0.15	% to 2.40%	19.31	% to 22.70%
2018	14,315,001	1.04	to 1.42	16,378,495	1.72%	0.15	% to 2.40%	(15.67	)% to (13.26)%
Amer Funds IS New World Cl 2
2022	13,166,600	0.77	to 1.60	16,887,060	1.36%	0.15	% to 2.40%	(25.01	)% to (22.21)%
2021	11,849,161	0.99	to 2.05	19,768,500	0.89%	0.15	% to 2.40%	1.87	% to 4.76%
2020	10,659,838	1.42	to 1.96	17,187,308	0.08%	0.15	% to 2.45%	19.99	% to 23.40%
2019	11,457,399	1.18	to 1.59	15,134,236	0.98%	0.15	% to 2.45%	25.39	% to 28.95%
2018	11,425,190	0.93	to 1.23	11,829,216	0.88%	0.15	% to 2.45%	(16.55	)% to (14.17)%
Amer Funds IS US Govt Sec Cl 2
2022	17,024,891	0.88	to 1.09	17,650,322	3.82%	0.15	% to 2.05%	(13.53	)% to (11.08)%
2021	17,168,404	0.99	to 1.23	20,226,622	1.25%	0.15	% to 2.05%	(3.51	)% to (0.77)%
2020	18,407,962	1.10	to 1.24	22,076,491	2.00%	0.15	% to 2.05%	6.61	% to 9.64%
2019	13,002,507	1.03	to 1.13	14,383,107	2.12%	0.15	% to 2.00%	2.26	% to 5.16%
2018	11,706,104	1.00	to 1.08	12,412,341	1.74%	0.15	% to 2.00%	(2.21	)% to 0.58%
BlackRock Intl Index VI Cl III
2022	1,250,139	0.86	to 0.87	1,080,935	3.57%	0.90	% to 1.85%	(18.50	)% to (14.84)%
2021 (a)	319,891	1.02	to 1.03	327,744	6.26%	0.90	% to 1.35%	1.27	% to 3.07%
BlackRock Small Cap Index VI Cl III
2022	2,481,876	0.76	to 0.98	1,912,628	1.59%	0.80	% to 1.85%	(22.93	)% to (20.87)%
2021 (a)	627,062	0.98		616,170	2.10%	0.90	% to 1.85%	(2.87	)% to (1.15)%
ClearBridge Sm Cap Growth Cl II
2022	8,308,704	0.72	to 1.71	14,176,873	0.00%	0.80	% to 2.10%	(31.07	)% to (29.14)%
2021	6,511,513	1.02	to 2.43	15,839,218	0.00%	0.90	% to 2.10%	9.05	% to 11.98%
2020	5,710,310	2.08	to 2.19	12,516,842	0.00%	1.20	% to 2.10%	38.76	% to 42.48%
2019	9,349,450	1.48	to 1.55	14,513,001	0.00%	1.20	% to 2.20%	22.87	% to 26.17%
2018	12,450,780	1.20	to 1.24	15,456,349	0.00%	1.20	% to 2.20%	0.19	% to 2.90%
Delaware Ivy VIP Asset Strategy Cl II
2022	24,153,779	0.91	to 3.54	83,305,941	1.49%	0.90	% to 2.40%	(17.22	)% to (15.00)%
2021	27,711,437	1.40	to 4.20	113,469,354	1.53%	1.20	% to 2.40%	7.23	% to 10.11%
2020	32,279,434	1.29	to 3.85	121,115,915	1.99%	1.20	% to 2.45%	10.57	% to 13.54%
2019	36,147,455	1.13	to 3.42	120,535,009	2.05%	1.20	% to 2.45%	18.24	% to 21.41%
2018	41,752,173	0.95	to 2.84	115,710,335	1.76%	1.20	% to 2.50%	(8.20	)% to (5.72)%

(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Delaware Ivy VIP Balanced Cl II
2022	16,435,156	$0.94	to 12.05	$76,421,868	1.13%	0.15	% to 2.35%	(18.50	)% to (16.19)%
2021	18,315,718	1.13	to 14.37	102,252,558	0.99%	0.15	% to 2.35%	12.60	% to 15.79%
2020	20,076,289	1.58	to 12.41	97,878,067	1.43%	0.15	% to 2.45%	10.80	% to 13.94%
2019	22,595,318	1.41	to 10.89	99,693,740	1.74%	0.15	% to 2.45%	18.54	% to 21.91%
2018	24,995,761	1.18	to 8.94	91,752,882	1.58%	0.15	% to 2.45%	(6.07	)% to (3.39)%
Delaware Ivy VIP Core Equity Cl II
2022	15,588,494	1.01	to 5.15	70,696,589	0.23%	0.15	% to 2.35%	(19.73	)% to (17.45)%
2021	18,146,864	1.24	to 6.24	100,792,738	0.55%	0.15	% to 2.35%	25.19	% to 28.75%
2020	23,064,109	2.03	to 4.85	100,622,120	0.56%	0.15	% to 2.35%	17.98	% to 21.33%
2019	27,882,434	1.71	to 3.99	101,475,668	0.57%	0.15	% to 2.45%	27.28	% to 30.89%
2018	31,055,946	1.33	to 3.05	87,210,695	0.46%	0.15	% to 2.45%	(7.30	)% to (4.65)%
Delaware Ivy VIP Corporate Bond Cl II
2022	65,671,259	1.00	to 1.34	88,238,347	2.48%	1.25	% to 2.35%	(17.74	)% to (16.83)%
2021	74,657,470	1.21	to 1.62	120,615,407	2.03%	1.25	% to 2.35%	(3.15	)% to (2.08)%
2020	75,539,573	1.24	to 1.65	124,630,013	2.42%	1.25	% to 2.35%	8.39	% to 9.59%
2019	82,166,229	1.12	to 1.51	123,702,342	2.80%	1.25	% to 2.35%	9.57	% to 10.78%
2018	92,918,886	1.02	to 1.36	126,271,968	2.13%	1.25	% to 2.35%	(4.19	)% to (3.13)%
Delaware Ivy VIP Energy Cl II
2022	2,942,347	0.68	to 0.94	2,755,670	2.46%	1.25	% to 2.35%	46.99	% to 48.61%
2021	5,181,633	0.46	to 0.63	3,265,011	1.38%	1.25	% to 2.35%	38.70	% to 40.24%
2020	7,184,751	0.33	to 0.45	3,228,100	2.09%	1.25	% to 2.35%	(38.30	)% to (37.62)%
2019	4,975,308	0.53	to 0.72	3,583,796	0.00%	1.25	% to 2.35%	1.08	% to 2.19%
2018	4,725,044	0.52	to 0.70	3,330,554	0.00%	1.25	% to 2.35%	(35.68	)% to (34.96)%
Delaware Ivy VIP Global Growth Cl II
2022	11,659,823	0.92	to 3.35	36,951,095	0.77%	0.90	% to 2.35%	(20.03	)% to (17.81)%
2021	13,760,549	1.13	to 4.11	53,641,238	0.06%	0.90	% to 2.35%	14.44	% to 17.51%
2020	17,087,956	1.77	to 3.53	57,162,566	0.43%	1.20	% to 2.45%	17.07	% to 20.22%
2019	20,360,067	1.49	to 2.97	57,263,798	0.65%	1.20	% to 2.45%	22.27	% to 25.55%
2018	23,505,695	1.21	to 2.38	53,063,802	0.47%	1.20	% to 2.45%	(9.01	)% to (6.55)%
Delaware Ivy VIP Growth Cl II
2022	8,376,158	2.71	to 4.78	40,023,276	0.00%	1.25	% to 2.35%	(28.88	)% to (28.09)%
2021	9,153,817	3.79	to 6.64	60,828,373	0.00%	1.25	% to 2.35%	27.01	% to 28.41%
2020	11,181,121	2.97	to 5.17	57,860,103	0.00%	1.25	% to 2.35%	27.52	% to 28.93%
2019	13,536,279	2.31	to 4.01	54,330,458	0.00%	1.25	% to 2.35%	33.41	% to 34.89%
2018	16,344,778	1.72	to 2.98	48,634,069	0.03%	0.15	% to 2.35%	(0.11	)% to 1.01%
Delaware Ivy VIP High Income Cl II
2022	41,164,913	0.91	to 2.35	58,340,031	6.58%	0.80	% to 2.40%	(13.55	)% to (11.23)%
2021	46,822,668	1.04	to 2.67	75,519,490	5.87%	0.90	% to 2.40%	2.98	% to 5.74%
2020	46,174,060	1.18	to 2.55	72,001,949	7.18%	1.20	% to 2.45%	2.95	% to 5.71%
2019	51,532,031	1.14	to 2.44	76,894,647	6.56%	1.20	% to 2.45%	7.96	% to 10.86%
2018	56,260,838	1.05	to 2.22	77,346,530	6.27%	1.20	% to 2.45%	(4.98	)% to (2.41)%
Delaware Ivy VIP Intl Core Equity Cl II
2022	30,677,689	0.92	to 7.36	93,786,837	2.32%	0.15	% to 2.40%	(18.37	)% to (14.43)%
2021	33,537,350	1.09	to 8.60	120,966,473	1.05%	0.15	% to 2.40%	10.86	% to 14.01%
2020	39,623,230	1.27	to 7.54	125,345,469	2.44%	0.15	% to 2.45%	4.07	% to 7.03%
2019	42,973,821	1.20	to 7.05	130,187,347	1.58%	0.15	% to 2.45%	15.24	% to 18.52%
2018	47,355,644	0.89	to 5.95	121,519,729	1.55%	0.15	% to 2.70%	(20.22	)% to (17.94)%

(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Delaware Ivy VIP Limited-Term Bond Cl II
2022	33,417,873	$0.90	to 1.00	$33,264,967	1.37%	1.25	% to 2.15%	(6.52	)% to (5.49)%
2021	41,189,654	0.96	to 1.05	43,381,153	1.52%	1.25	% to 2.15%	(2.80	)% to (1.72)%
2020	39,785,616	0.98	to 1.07	42,637,617	2.61%	1.25	% to 2.15%	1.72	% to 2.84%
2019	39,588,270	0.97	to 1.04	41,252,484	1.83%	1.25	% to 2.10%	1.81	% to 2.93%
2018	40,147,790	0.95	to 1.01	40,643,003	1.66%	1.25	% to 2.10%	(1.57	)% to (0.48)%
Delaware Ivy VIP Mid Cap Growth Cl II
2022	10,164,230	0.75	to 4.90	49,627,409	0.00%	0.80	% to 2.35%	(32.80	)% to (31.00)%
2021	10,304,423	1.09	to 7.17	73,597,674	0.00%	0.90	% to 2.35%	12.97	% to 16.01%
2020	13,332,129	2.67	to 6.24	82,857,967	0.00%	1.20	% to 2.45%	44.67	% to 48.56%
2019	17,990,241	1.83	to 4.24	75,960,061	0.00%	1.20	% to 2.45%	33.93	% to 37.53%
2018	18,444,072	1.35	to 3.11	57,122,868	0.00%	1.20	% to 2.50%	(2.98	)% to (0.36)%
Delaware Ivy VIP Natural Res Cl II
2022	36,837,945	0.60	to 1.39	43,323,267	1.72%	0.80	% to 2.40%	13.72	% to 17.42%
2021	31,378,720	0.52	to 1.19	31,684,334	1.52%	0.90	% to 2.40%	23.00	% to 26.30%
2020	32,023,143	0.42	to 0.81	25,824,462	2.41%	1.20	% to 2.45%	(14.55	)% to (12.25)%
2019	29,876,499	0.48	to 0.93	27,705,370	0.96%	1.20	% to 2.45%	6.28	% to 9.13%
2018	29,873,585	0.44	to 0.86	25,614,572	0.30%	1.20	% to 2.50%	(25.48	)% to (23.46)%
Delaware Ivy VIP Path Aggressive Cl II
2022	5,814,199	1.70	to 2.13	12,371,343	1.91%	1.25	% to 2.35%	(18.62	)% to (17.72)%
2021	7,057,631	2.08	to 2.59	18,249,506	1.66%	1.25	% to 2.35%	16.17	% to 17.46%
2020	8,046,833	1.78	to 2.20	17,714,243	1.47%	1.25	% to 2.35%	13.02	% to 14.27%
2019	8,143,159	1.56	to 1.93	15,688,116	2.75%	1.25	% to 2.35%	20.37	% to 21.71%
2018	9,050,608	1.29	to 1.58	14,326,252	1.83%	1.25	% to 2.35%	(6.50	)% to (5.46)%
Delaware Ivy VIP Path Conserv Cl II
2022	12,202,419	1.31	to 1.56	19,081,133	2.82%	1.25	% to 2.15%	(15.99	)% to (15.06)%
2021	13,911,841	1.55	to 1.84	25,610,652	1.82%	1.25	% to 2.15%	7.62	% to 8.81%
2020	16,226,965	1.43	to 1.69	27,452,306	1.72%	1.25	% to 2.15%	10.05	% to 11.27%
2019	17,182,324	1.31	to 1.52	26,124,046	2.00%	1.25	% to 2.10%	11.99	% to 13.23%
2018	18,359,902	1.15	to 1.34	24,651,926	1.14%	1.25	% to 2.10%	(4.22	)% to (3.15)%
Delaware Ivy VIP Path Mod Aggr Cl II
2022	71,278,736	1.60	to 1.96	140,002,388	2.41%	1.25	% to 2.15%	(17.78	)% to (16.87)%
2021	80,229,016	1.93	to 2.36	189,555,970	1.91%	1.25	% to 2.15%	14.17	% to 15.43%
2020	96,865,361	1.67	to 2.05	198,257,146	1.78%	1.25	% to 2.15%	12.44	% to 13.69%
2019	111,713,987	1.48	to 1.80	201,110,945	2.71%	1.25	% to 2.15%	18.58	% to 19.89%
2018	132,167,996	1.24	to 1.50	198,449,344	1.76%	1.25	% to 2.15%	(6.93	)% to (5.90)%
Delaware Ivy VIP Path Mod Aggr MV Cl II
2022	47,910,314	0.95	to 1.43	68,156,803	1.87%	0.90	% to 2.15%	(16.44	)% to (14.20)%
2021	54,016,121	1.12	to 1.68	90,398,909	1.49%	0.90	% to 2.15%	11.89	% to 14.90%
2020	58,330,818	1.38	to 1.47	85,759,607	1.35%	1.20	% to 2.15%	6.53	% to 9.38%
2019	60,448,074	1.30	to 1.36	82,011,572	2.05%	1.20	% to 1.95%	15.83	% to 18.94%
2018	62,309,009	1.11	to 1.15	71,739,910	1.30%	1.20	% to 1.95%	(7.54	)% to (5.04)%
Delaware Ivy VIP Path Mod Cl II
2022	62,516,527	1.49	to 1.82	114,117,716	2.60%	1.25	% to 2.35%	(17.19	)% to (16.27)%
2021	70,201,961	1.79	to 2.18	153,040,837	1.97%	1.25	% to 2.35%	12.00	% to 13.24%
2020	81,752,109	1.59	to 1.92	157,380,550	1.83%	1.25	% to 2.35%	11.69	% to 12.93%
2019	94,116,270	1.41	to 1.70	160,434,570	2.61%	1.25	% to 2.35%	16.29	% to 17.57%
2018	115,718,955	1.19	to 1.45	167,766,421	1.40%	1.25	% to 2.35%	(6.15	)% to (5.10)%

(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Delaware Ivy VIP Path Mod Cons Cl II
2022	21,307,562	$1.43	to 1.70	$36,242,463	2.72%	1.25	% to 1.90%	(16.64	)% to (15.72)%
2021	23,573,377	1.70	to 2.02	47,575,439	2.07%	1.25	% to 1.90%	9.76	% to 10.98%
2020	27,546,469	1.54	to 1.82	50,092,630	1.89%	1.25	% to 1.85%	10.88	% to 12.11%
2019	33,201,232	1.37	to 1.62	53,851,930	2.33%	1.25	% to 1.90%	14.13	% to 15.39%
2018	38,974,422	1.17	to 1.41	54,780,037	1.34%	1.25	% to 1.90%	(4.94	)% to (3.88)%
Delaware Ivy VIP Path Mod Cons MV Cl II
2022	23,739,873	0.94	to 1.28	30,222,637	5.01%	0.90	% to 2.15%	(15.28	)% to (13.01)%
2021	27,067,189	1.08	to 1.48	39,987,330	1.59%	0.90	% to 2.15%	7.50	% to 10.39%
2020	27,719,625	1.27	to 1.36	37,451,847	1.40%	1.20	% to 2.15%	6.42	% to 9.28%
2019	26,465,862	1.18	to 1.25	33,027,532	1.74%	1.20	% to 2.10%	11.55	% to 14.55%
2018	29,022,111	1.05	to 1.10	31,917,372	0.91%	1.20	% to 2.10%	(5.74	)% to (3.19)%
Delaware Ivy VIP Path Mod MV Cl II
2022	314,376,682	0.95	to 1.36	425,182,637	2.98%	0.30	% to 2.15%	(15.69	)% to (13.43)%
2021	328,642,786	1.10	to 1.58	518,144,847	1.58%	0.30	% to 2.15%	9.71	% to 12.65%
2020	339,744,957	1.23	to 1.42	479,912,739	1.37%	0.30	% to 2.15%	5.90	% to 8.74%
2019	354,776,833	1.13	to 1.31	465,169,388	1.87%	0.30	% to 1.90%	13.92	% to 16.97%
2018	350,994,112	1.09	to 1.13	397,077,745	0.96%	1.20	% to 1.90%	(6.81	)% to (4.29)%
Delaware Ivy VIP Science & Tech Cl II
2022	9,697,826	0.73	to 6.53	60,692,305	0.00%	0.80	% to 2.40%	(33.82	)% to (32.04)%
2021	10,126,501	1.07	to 9.69	94,161,705	0.00%	0.90	% to 2.40%	11.82	% to 14.82%
2020	11,636,682	2.71	to 8.52	94,942,067	0.00%	1.20	% to 2.45%	31.43	% to 34.96%
2019	15,961,276	2.00	to 6.37	97,704,703	0.00%	1.20	% to 2.45%	45.14	% to 49.04%
2018	16,351,590	1.37	to 4.31	67,262,864	0.00%	1.20	% to 2.50%	(8.01	)% to (5.52)%
Delaware Ivy VIP Small Cap Growth Cl II
2022	10,425,004	0.69	to 5.58	32,288,248	0.00%	0.15	% to 2.40%	(28.90	)% to (26.41)%
2021	11,252,071	0.95	to 7.63	48,471,302	0.94%	0.15	% to 2.40%	0.96	% to 3.83%
2020	13,602,614	2.11	to 7.35	56,931,305	0.00%	0.15	% to 2.40%	33.66	% to 37.46%
2019	17,405,426	1.54	to 5.34	54,831,732	0.00%	0.15	% to 2.40%	19.78	% to 23.18%
2018	21,177,504	1.27	to 4.34	57,012,205	0.22%	0.15	% to 2.40%	(6.35	)% to 4.65%
Delaware Ivy VIP Smid Cap Core Cl II
2022	9,237,532	0.92	to 6.33	37,834,841	0.00%	0.15	% to 2.40%	(17.28	)% to (14.94)%
2021	10,922,042	1.09	to 7.44	53,120,540	0.00%	0.15	% to 2.40%	17.27	% to 20.60%
2020	12,883,892	1.77	to 6.17	51,855,868	0.00%	0.15	% to 2.40%	3.91	% to 6.86%
2019	14,691,685	1.68	to 5.77	57,068,614	0.00%	0.15	% to 2.40%	20.71	% to 24.14%
2018	16,413,304	1.38	to 4.65	51,751,626	0.12%	0.15	% to 2.45%	(13.11	)% to (10.62)%
Delaware Ivy VIP Value Cl II
2022	14,798,243	1.03	to 8.67	58,935,634	1.32%	0.15	% to 2.35%	(7.75	)% to (5.14)%
2021	18,049,661	1.26	to 9.14	75,442,421	1.90%	0.15	% to 2.35%	27.37	% to 30.98%
2020	22,036,546	1.60	to 6.98	69,783,268	2.05%	0.15	% to 2.45%	(0.98	)% to 1.83%
2019	23,871,830	1.55	to 6.85	76,080,658	0.81%	0.15	% to 2.45%	22.66	% to 26.14%
2018	27,135,800	1.25	to 5.43	68,983,047	1.87%	0.15	% to 2.45%	(9.95	)% to (7.38)%
Delaware VIP Global Val Eq Cl II
2022	4,720,482	1.49	to 2.53	11,940,824	3.89%	1.25	% to 2.35%	(13.36	)% to (12.40)%
2021	5,585,019	1.71	to 2.89	16,127,523	2.20%	1.25	% to 2.35%	14.26	% to 15.52%
2020	6,688,178	1.48	to 2.50	16,717,463	2.66%	1.25	% to 2.35%	0.75	% to 1.87%
2019	7,050,516	1.46	to 2.45	17,299,866	2.83%	1.25	% to 2.35%	20.29	% to 21.62%
2018	8,154,566	1.21	to 2.02	16,451,615	1.66%	1.25	% to 2.35%	(13.74	)% to (12.78)%
(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Delaware VIP RE Sec Cl II
2022	1,876,213	$1.66	to 2.97	$5,585,498	0.86%	1.25	% to 2.35%	(26.66	)% to (25.85)%
2021	2,268,454	2.24	to 4.01	9,105,793	0.92%	1.25	% to 2.35%	40.35	% to 41.90%
2020	2,642,703	1.59	to 2.83	7,474,849	1.74%	1.25	% to 2.35%	(5.38	)% to (4.33)%
2019	2,837,599	1.62	to 2.95	8,389,224	1.60%	1.25	% to 2.35%	21.54	% to 22.88%
2018	3,472,709	1.33	to 2.40	8,354,176	1.61%	1.25	% to 2.35%	(7.78	)% to (6.75)%
Fidelity VIP Bond Index SC 2
2022	1,875,940	0.84	to 0.86	1,603,350	1.68%	0.90	% to 2.05%	(15.89	)% to (13.64)%
2021 (a)	561,392	0.99	to 1.00	560,606	2.29%	0.90	% to 1.85%	(1.29	)% to 0.46%
Fidelity VIP Equity-Income SC 2
2022	15,521,293	1.02	to 4.14	54,588,888	1.63%	0.15	% to 2.40%	(7.99	)% to (5.39)%
2021	18,034,610	1.20	to 4.37	67,735,747	1.61%	0.15	% to 2.40%	20.98	% to 24.42%
2020	20,639,741	1.79	to 3.51	63,079,381	1.62%	0.15	% to 2.40%	3.35	% to 6.28%
2019	22,505,002	1.70	to 3.31	65,428,148	1.78%	0.15	% to 2.40%	23.41	% to 26.92%
2018	25,307,084	1.36	to 2.61	58,618,917	1.97%	0.15	% to 2.40%	(11.21	)% to (8.67)%
Fidelity VIP Mid Cap SC2
2022	6,131,297	0.98	to 7.74	35,720,070	0.27%	0.15	% to 2.40%	(17.44	)% to (15.09)%
2021	6,240,703	1.16	to 9.11	43,325,153	0.36%	0.15	% to 2.40%	21.66	% to 25.12%
2020	6,597,122	2.26	to 7.28	37,000,787	0.40%	0.15	% to 2.45%	14.44	% to 17.69%
2019	7,247,566	1.95	to 6.19	34,926,761	0.67%	0.15	% to 2.45%	19.59	% to 22.99%
2018	7,835,597	1.60	to 5.03	31,043,856	0.40%	0.15	% to 2.50%	(17.27	)% to (14.90)%
Franklin Mutual Shs VIP Cl 2
2022	1,472,579	1.57	to 2.82	4,096,844	1.79%	1.20	% to 2.30%	(10.12	)% to (8.53)%
2021	1,770,676	1.71	to 3.08	5,386,945	2.80%	1.20	% to 2.30%	15.71	% to 17.75%
2020	2,127,651	1.46	to 2.62	5,495,487	2.54%	1.20	% to 2.30%	(7.81	)% to (6.18)%
2019	2,845,556	1.59	to 2.79	7,854,993	1.70%	1.20	% to 2.45%	19.01	% to 21.11%
2018	3,574,053	1.31	to 2.30	8,153,119	2.35%	1.20	% to 2.45%	(11.73	)% to (10.16)%
Franklin Small Cap Val VIP Cl 2
2022	14,864,996	1.00	to 2.29	34,103,356	0.98%	0.80	% to 2.25%	(12.70	)% to (10.33)%
2021	16,177,257	1.16	to 2.58	41,764,295	1.05%	0.90	% to 2.25%	21.72	% to 24.99%
2020	15,186,363	1.77	to 2.08	31,651,002	1.56%	1.20	% to 2.45%	2.13	% to 4.87%
2019	14,689,792	1.72	to 2.01	29,457,156	1.06%	1.20	% to 2.45%	22.68	% to 25.97%
2018	15,442,389	1.36	to 1.61	24,804,342	0.89%	1.20	% to 2.70%	(15.42	)% to (13.14)%
Franklin Sm-Md Cap Gr VIP Cl 2
2022	3,153,503	1.98	to 4.13	8,638,446	0.00%	0.15	% to 2.20%	(35.62	)% to (33.79)%
2021	3,836,831	3.03	to 6.31	15,457,147	0.00%	0.15	% to 2.20%	6.81	% to 9.85%
2020	5,495,435	2.79	to 5.80	22,333,056	0.00%	0.15	% to 2.45%	50.59	% to 54.86%
2019	4,455,235	1.83	to 3.79	10,830,812	0.00%	0.15	% to 2.45%	27.61	% to 31.24%
2018	4,573,442	1.41	to 2.92	8,507,597	0.00%	0.15	% to 2.45%	(8.14	)% to (5.51)%
Franklin Temp Dev Mkts VIP Cl 2
2022	5,469,125	0.65	to 3.09	14,610,546	2.64%	0.15	% to 2.40%	(25.23	)% to (22.10)%
2021	5,711,137	0.84	to 4.01	19,520,159	0.87%	0.15	% to 2.40%	(8.48	)% to (5.88)%
2020	5,771,194	1.31	to 4.31	20,886,472	4.25%	0.15	% to 2.40%	13.78	% to 17.01%
2019	7,160,289	1.13	to 3.72	22,032,042	0.99%	0.15	% to 2.45%	23.01	% to 26.51%
2018	8,122,886	0.91	to 2.97	19,864,894	0.85%	0.15	% to 2.50%	(18.26	)% to (15.92)%
Goldman Sachs VIT Govt Money Market SS
2022 (b)	9,993,047	0.99	to 1.00	10,017,569	1.87%	1.25	% to 2.10%	(0.16	)% to 0.25%

(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Goldman Sachs VIT Trends Driven SS
2022	130,373,050	$0.90	to 1.13	$147,392,532	0.00%	0.30	% to 2.15%	(21.51	)% to (19.40)%
2021	136,004,237	1.12	to 1.42	192,500,301	0.00%	0.30	% to 2.15%	12.80	% to 15.82%
2020	141,411,969	1.15	to 1.23	174,370,002	0.29%	1.20	% to 2.15%	1.09	% to 3.80%
2019	143,210,825	1.13	to 1.20	171,659,855	1.53%	1.20	% to 2.15%	8.68	% to 11.60%
2018	134,973,011	1.03	to 1.08	146,277,943	0.70%	1.20	% to 2.15%	(7.13	)% to (4.62)%
Invesco Opphmr VI Intl Growth Sr II
2022	9,836,158	0.77	to 3.32	32,354,633	0.00%	0.80	% to 2.20%	(30.34	)% to (27.38)%
2021	9,316,112	1.06	to 4.61	42,567,304	0.00%	0.90	% to 2.20%	6.92	% to 9.79%
2020	9,757,802	1.64	to 4.24	40,933,866	0.63%	1.20	% to 2.45%	17.52	% to 20.68%
2019	11,499,715	1.37	to 3.54	40,362,306	0.71%	1.20	% to 2.45%	24.23	% to 27.57%
2018	12,149,726	1.09	to 2.81	33,738,689	0.58%	1.20	% to 2.45%	(21.91	)% to (19.79)%
Invesco VI American Value Sr II
2022	3,716,692	1.02	to 2.12	7,896,792	0.46%	0.80	% to 2.10%	(5.74	)% to (3.15)%
2021	4,366,337	1.20	to 2.21	9,665,531	0.25%	0.90	% to 2.10%	23.92	% to 27.24%
2020	4,807,627	1.49	to 1.76	8,439,375	0.65%	1.20	% to 2.45%	(2.08	)% to 0.55%
2019	5,093,501	1.51	to 1.76	8,972,204	0.41%	1.20	% to 2.45%	21.09	% to 24.33%
2018	5,452,204	1.24	to 1.43	7,794,038	0.19%	1.20	% to 2.45%	(15.41	)% to (13.13)%
Invesco VI Comstock Sr II
2022	13,948,213	1.01	to 4.17	58,145,239	1.30%	0.80	% to 2.25%	(2.08	)% to 0.55%
2021	16,398,570	1.25	to 4.18	68,602,413	1.64%	0.90	% to 2.25%	29.18	% to 32.64%
2020	16,874,173	1.85	to 3.18	53,699,571	2.24%	1.20	% to 2.45%	(3.97	)% to (1.38)%
2019	17,064,464	1.90	to 3.26	55,565,379	1.70%	1.20	% to 2.45%	21.31	% to 24.57%
2018	18,201,865	1.54	to 2.64	48,010,117	1.43%	1.20	% to 2.45%	(14.93	)% to (12.63)%
Invesco VI Equity & Inc Sr II
2022	3,657,658	1.04	to 2.42	8,805,544	1.48%	0.90	% to 2.15%	(10.39	)% to (7.99)%
2021	3,511,425	1.14	to 2.65	9,275,357	1.63%	0.90	% to 2.20%	14.91	% to 18.00%
2020	3,834,799	1.61	to 2.27	8,664,191	2.25%	1.20	% to 2.20%	6.46	% to 9.32%
2019	3,954,900	1.52	to 2.09	8,230,525	2.31%	1.20	% to 2.45%	16.52	% to 19.65%
2018	4,165,539	1.28	to 1.76	7,310,864	2.01%	1.20	% to 2.45%	(12.37	)% to (10.00)%
Invesco VI Growth & Inc Sr II
2022	564,650	2.20	to 3.89	2,196,913	1.10%	1.20	% to 2.10%	(8.73	)% to (7.12)%
2021	883,797	2.37	to 4.19	3,702,329	1.28%	1.20	% to 2.10%	24.46	% to 26.66%
2020	1,103,482	1.88	to 3.31	3,649,657	1.62%	1.20	% to 2.10%	(1.11	)% to 0.63%
2019	1,821,717	1.90	to 3.29	5,987,196	1.48%	1.20	% to 2.10%	21.22	% to 23.36%
2018	2,272,396	1.54	to 2.66	6,053,951	1.75%	1.20	% to 2.10%	(16.12	)% to (14.63)%
Invesco VI MS Sm Cap Sr II
2022	597,468	2.17	to 2.49	1,487,114	0.22%	1.20	% to 2.10%	(18.48	)% to (17.04)%
2021	839,228	2.64	to 3.00	2,517,760	0.16%	1.20	% to 2.10%	18.71	% to 20.81%
2020	1,091,689	2.10	to 2.48	2,710,980	0.33%	1.20	% to 2.45%	16.16	% to 18.21%
2019	1,481,191	1.80	to 2.10	3,111,459	0.00%	1.20	% to 2.45%	22.47	% to 24.63%
2018	1,755,555	1.46	to 1.69	2,958,865	0.06%	1.20	% to 2.50%	(13.16	)% to (11.61)%
Invesco VI Sm Cap Equity Sr II
2022	6,279,309	0.86	to 2.00	12,557,262	0.00%	0.80	% to 2.25%	(23.03	)% to (20.97)%
2021	7,132,535	1.09	to 2.55	18,210,071	0.00%	0.90	% to 2.25%	16.60	% to 19.73%
2020	9,320,824	1.82	to 2.15	20,052,879	0.03%	1.20	% to 2.45%	23.18	% to 26.49%
2019	10,902,731	1.47	to 1.72	18,710,744	0.00%	1.20	% to 2.45%	22.65	% to 25.94%
2018	11,577,900	1.16	to 1.37	15,918,876	0.00%	1.20	% to 2.70%	(17.75	)% to (15.53)%

(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Janus Henderson Balanced SS
2022	14,660,009	$0.95	to 3.59	$52,557,304	0.96%	0.80	% to 2.30%	(19.04	)% to (16.87)%
2021	15,108,597	1.15	to 4.36	65,744,723	0.70%	0.90	% to 2.30%	13.51	% to 16.56%
2020	11,986,505	2.54	to 3.78	45,140,507	1.56%	1.20	% to 2.30%	10.71	% to 13.69%
2019	9,844,099	2.26	to 3.35	32,876,871	1.66%	1.20	% to 2.45%	18.72	% to 21.91%
2018	9,326,138	1.87	to 2.77	25,775,128	1.76%	1.20	% to 2.45%	(2.50	)% to 0.13%
Janus Henderson Flexible Bond SS
2022	29,324,003	0.84	to 1.03	28,246,597	2.04%	0.80	% to 2.40%	(16.40	)% to (14.16)%
2021	28,845,249	0.99	to 1.13	32,660,535	1.68%	0.90	% to 2.40%	(3.99	)% to (1.41)%
2020	24,244,526	1.08	to 1.16	28,095,533	2.40%	1.20	% to 2.40%	7.05	% to 9.92%
2019	21,366,621	1.00	to 1.06	22,729,347	2.87%	1.20	% to 2.45%	6.10	% to 8.95%
2018	20,417,445	0.94	to 0.99	20,115,566	2.65%	1.20	% to 2.45%	(4.17	)% to (1.58)%
Janus Henderson Forty SS
2022	10,646,721	0.79	to 5.92	52,601,373	0.05%	0.15	% to 2.30%	(35.65	)% to (33.83)%
2021	10,932,457	1.20	to 9.05	80,339,081	0.00%	0.15	% to 2.30%	19.04	% to 22.42%
2020	11,897,671	3.88	to 7.47	71,688,322	0.18%	0.15	% to 2.45%	35.00	% to 38.83%
2019	15,413,843	2.83	to 5.44	67,796,481	0.02%	0.15	% to 2.45%	32.87	% to 36.65%
2018	14,919,106	2.10	to 4.02	47,350,206	0.00%	0.15	% to 2.50%	(1.26	)% to 1.57%
Janus Henderson Mid Cap Val SS
2022	10,494,219	1.02	to 2.08	21,792,230	1.13%	0.80	% to 2.25%	(8.51	)% to (6.06)%
2021	12,475,925	1.15	to 2.23	27,825,219	0.30%	0.90	% to 2.25%	15.95	% to 19.06%
2020	13,472,858	1.60	to 1.89	25,464,788	1.09%	1.20	% to 2.45%	(4.08	)% to (1.51)%
2019	12,986,599	1.66	to 1.94	25,146,993	1.03%	1.20	% to 2.45%	26.27	% to 29.66%
2018	14,086,610	1.27	to 1.51	21,227,272	0.90%	1.20	% to 2.70%	(16.34	)% to (14.08)%
Janus Henderson Overseas SS
2022	8,520,675	0.96	to 3.61	24,904,560	1.64%	0.15	% to 2.40%	(13.28	)% to (8.97)%
2021	9,775,320	1.07	to 4.01	31,872,455	1.01%	0.15	% to 2.40%	10.00	% to 13.12%
2020	11,614,771	1.07	to 3.58	34,493,928	1.21%	0.15	% to 2.40%	12.65	% to 15.85%
2019	13,865,555	0.94	to 3.13	35,754,955	1.81%	0.15	% to 2.40%	23.03	% to 26.52%
2018	15,635,396	0.65	to 2.50	32,515,526	1.63%	0.15	% to 2.70%	(17.62	)% to (15.26)%
MFS VIT – Mid Cap Growth Ser SC
2022	613,953	2.55	to 4.14	2,502,774	0.00%	1.20	% to 1.85%	(30.86	)% to (29.64)%
2021	596,000	3.63	to 5.89	3,431,691	0.00%	1.20	% to 1.85%	10.57	% to 12.52%
2020	639,665	3.24	to 5.23	3,276,027	0.00%	1.20	% to 1.85%	32.16	% to 34.50%
2019	1,199,244	2.46	to 3.89	4,577,359	0.00%	1.20	% to 1.85%	34.26	% to 36.63%
2018	552,139	1.80	to 2.85	1,507,880	0.00%	1.20	% to 2.45%	(2.00	)% to (0.26)%
MFS VIT II – Intl Intrinsic Val SC
2022	17,220,273	0.82	to 1.34	23,111,150	0.53%	0.80	% to 2.40%	(27.18	)% to (23.98)%
2021	14,930,195	1.08	to 1.78	26,596,837	0.14%	0.90	% to 2.40%	7.07	% to 9.95%
2020	13,264,510	1.53	to 1.63	21,686,276	0.78%	1.20	% to 2.40%	16.71	% to 19.85%
2019	14,050,463	1.30	to 1.38	19,340,389	1.50%	1.20	% to 2.45%	22.00	% to 25.28%
2018	13,679,262	1.06	to 1.11	15,166,124	0.93%	1.20	% to 2.45%	(12.36	)% to (10.00)%
MorgStanley VIF Emg Mk Eq Cl 2
2022	23,270,821	0.62	to 1.05	17,026,229	0.37%	0.80	% to 2.25%	(28.24	)% to (25.36)%
2021	24,359,111	0.85	to 0.99	24,092,097	0.80%	0.90	% to 2.25%	(0.04	)% to 2.65%
2020	25,931,518	0.82	to 0.97	25,212,190	1.39%	1.20	% to 2.45%	11.04	% to 14.02%
2019	29,036,061	0.74	to 0.86	24,982,458	1.01%	1.20	% to 2.45%	16.04	% to 19.16%
2018	31,039,112	0.62	to 0.73	22,614,907	0.40%	1.20	% to 2.70%	(19.93	)% to (17.76)%

(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Morningstar Aggr Growth ETF Cl II
2022	7,245,257	$0.97	to 1.58	$11,449,117	1.49%	0.80	% to 1.85%	(15.72	)% to (13.43)%
2021	7,356,653	1.12	to 1.84	13,552,870	1.14%	0.90	% to 1.90%	14.89	% to 17.98%
2020	7,292,861	1.42	to 1.58	11,490,853	1.92%	1.20	% to 2.00%	6.76	% to 9.63%
2019	7,031,011	1.24	to 1.45	10,196,536	1.64%	1.20	% to 2.45%	18.62	% to 21.80%
2018	6,750,576	1.04	to 1.20	8,110,131	1.38%	1.20	% to 2.50%	(11.98	)% to (9.60)%
Morningstar Balanced ETF Cl II
2022	26,601,149	0.93	to 1.46	38,796,438	1.63%	0.80	% to 1.90%	(15.41	)% to (13.14)%
2021	28,771,734	1.07	to 1.69	48,749,447	1.30%	0.90	% to 1.90%	7.57	% to 10.46%
2020	31,676,275	1.39	to 1.55	49,029,253	2.01%	1.20	% to 2.00%	5.95	% to 8.79%
2019	34,333,320	1.30	to 1.44	49,288,530	1.92%	1.20	% to 2.00%	12.88	% to 15.91%
2018	38,519,879	1.08	to 1.25	48,139,152	1.75%	1.20	% to 2.50%	(8.97	)% to (6.51)%
Morningstar Conservative ETF Cl II
2022	9,246,917	0.88	to 1.18	10,894,856	1.57%	0.90	% to 2.05%	(14.38	)% to (12.08)%
2021	10,560,101	1.01	to 1.35	14,279,913	1.33%	0.90	% to 2.05%	(0.70	)% to 1.97%
2020	11,715,949	1.17	to 1.34	15,677,099	1.83%	1.20	% to 2.20%	3.40	% to 6.17%
2019	11,698,088	1.13	to 1.27	14,876,264	2.05%	1.20	% to 2.20%	6.34	% to 9.20%
2018	11,271,507	1.05	to 1.18	13,244,959	2.05%	1.20	% to 2.20%	(5.22	)% to (2.66)%
Morningstar Growth ETF Cl II
2022	12,745,640	0.95	to 1.55	19,715,962	1.61%	0.80	% to 2.10%	(15.77	)% to (13.51)%
2021	11,940,629	1.10	to 1.80	21,549,299	1.19%	0.90	% to 2.10%	11.55	% to 14.54%
2020	13,041,381	1.41	to 1.59	20,733,418	1.97%	1.20	% to 2.10%	6.81	% to 9.68%
2019	14,518,608	1.31	to 1.46	21,235,422	1.78%	1.20	% to 2.10%	16.29	% to 19.41%
2018	16,565,651	1.12	to 1.24	20,474,389	1.53%	1.20	% to 2.10%	(10.73	)% to (8.32)%
Morningstar Inc & Gro Asset All Cl II
2022	11,764,894	0.90	to 1.31	15,445,939	1.68%	0.30	% to 2.15%	(15.08	)% to (12.80)%
2021	12,863,083	1.04	to 1.52	19,541,523	1.36%	0.30	% to 2.15%	3.37	% to 6.15%
2020	14,959,598	1.17	to 1.44	21,602,975	2.06%	0.30	% to 2.15%	5.28	% to 8.11%
2019	16,515,529	1.08	to 1.35	22,260,876	2.01%	0.30	% to 2.15%	9.62	% to 12.56%
2018	18,340,021	1.05	to 1.21	22,159,095	1.92%	1.20	% to 2.45%	(7.05	)% to (4.54)%
Neuberger Berman Sustain Eq S Cl
2022	1,273,231	0.96	to 2.32	2,953,773	0.12%	0.80	% to 2.05%	(21.01	)% to (18.90)%
2021	1,436,557	1.19	to 2.89	4,146,190	0.18%	0.90	% to 2.10%	19.58	% to 22.79%
2020	1,392,332	2.01	to 2.37	3,302,211	0.36%	1.20	% to 2.45%	15.81	% to 18.92%
2019	1,721,505	1.73	to 2.01	3,464,194	0.28%	1.20	% to 2.45%	21.93	% to 25.20%
2018	1,747,814	1.41	to 1.62	2,834,559	0.19%	1.20	% to 2.45%	(8.69	)% to (6.22)%
PIMCO VIT Global Div Alloc Adv Cl
2022	136,518,261	0.87	to 1.23	167,281,560	4.60%	0.30	% to 2.10%	(19.03	)% to (16.86)%
2021	139,960,071	1.05	to 1.49	208,133,436	9.82%	0.30	% to 2.10%	5.36	% to 8.19%
2020	145,638,967	1.15	to 1.39	201,994,496	3.15%	0.30	% to 2.10%	0.97	% to 3.68%
2019	149,789,899	1.11	to 1.35	202,186,895	2.66%	0.30	% to 2.10%	18.08	% to 21.25%
2018	134,747,474	1.07	to 1.12	151,362,006	1.89%	1.20	% to 2.10%	(11.72	)% to (9.33)%
PIMCO VIT Intl Bond USD-H Adv Cl
2022 (c)	17,417	0.94	to 0.95	16,468	1.26%	0.90	% to 1.85%	(6.56	)% to (4.88)%

(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
PIMCO VIT Low Duration Adv CL
2022	52,420,354	$0.85	to 1.01	$50,924,125	1.55%	0.80	% to 2.25%	(8.57	)% to (6.12)%
2021	58,754,688	0.92	to 1.04	61,345,486	0.42%	0.90	% to 2.25%	(3.90	)% to (1.32)%
2020	55,056,937	0.93	to 1.07	58,781,824	1.11%	1.20	% to 2.45%	(0.10	)% to 2.58%
2019	56,664,695	0.93	to 1.05	59,510,246	2.66%	1.20	% to 2.45%	0.90	% to 3.61%
2018	57,053,578	0.92	to 1.02	58,353,182	1.80%	1.20	% to 2.45%	(2.69	)% to (0.06)%
PIMCO VIT Total Return Adv Cl
2022	106,947,058	0.83	to 1.10	117,708,966	2.49%	0.80	% to 2.40%	(16.87	)% to (14.64)%
2021	124,248,632	0.98	to 1.30	161,662,574	1.72%	0.90	% to 2.40%	(4.23	)% to (1.66)%
2020	129,230,812	1.17	to 1.34	172,531,480	2.02%	1.20	% to 2.45%	5.39	% to 8.21%
2019	127,543,873	1.10	to 1.25	158,775,019	2.91%	1.20	% to 2.45%	5.11	% to 7.93%
2018	134,310,201	1.04	to 1.16	156,325,287	2.44%	1.20	% to 2.45%	(3.53	)% to (0.93)%
Putnam VT Growth Opp Cl IB
2022	1,852,518	0.82	to 4.44	8,135,776	0.00%	0.80	% to 2.10%	(32.52	)% to (30.71)%
2021	2,243,809	1.18	to 6.47	14,369,057	0.00%	0.90	% to 2.10%	19.09	% to 22.29%
2020	4,300,437	3.78	to 5.34	22,821,887	0.04%	1.20	% to 2.45%	34.68	% to 38.29%
2019	4,709,963	2.79	to 3.90	18,249,518	0.12%	1.20	% to 2.45%	32.77	% to 36.33%
2018	3,768,270	2.09	to 2.88	10,782,941	0.00%	1.20	% to 2.45%	(0.61	)% to 2.07%
Putnam VT Intl Eq Cl IB
2022	1,023,907	1.01	to 2.16	2,045,736	1.61%	1.20	% to 2.30%	(17.24	)% to (15.78)%
2021	1,133,548	1.20	to 2.57	2,690,328	1.16%	1.20	% to 2.30%	5.66	% to 7.52%
2020	1,222,693	1.12	to 2.39	2,713,467	1.63%	1.20	% to 2.30%	8.84	% to 10.76%
2019	1,334,768	1.03	to 2.15	2,677,735	1.40%	1.20	% to 2.30%	21.51	% to 23.66%
2018	1,463,026	0.83	to 1.74	2,383,655	1.41%	1.20	% to 2.30%	(21.48	)% to (20.08)%
Putnam VT Intl Val Cl IB
2022	745,010	0.92	to 1.10	693,134	1.84%	0.80	% to 1.85%	(10.98	)% to (7.09)%
2021 (a)	206,063	1.01		208,200	0.00%	0.90	% to 1.85%	(0.13	)% to 1.64%
Putnam VT Lg Cap Val Cl IB
2022	4,278,475	1.01	to 3.95	16,747,554	1.49%	0.80	% to 2.40%	(5.94	)% to (3.42)%
2021	4,594,302	1.21	to 4.12	18,790,016	1.19%	0.90	% to 2.40%	23.61	% to 26.92%
2020	4,838,883	1.92	to 3.28	15,732,298	1.69%	1.20	% to 2.40%	2.73	% to 5.49%
2019	5,028,231	1.84	to 3.14	15,631,670	2.03%	1.20	% to 2.45%	26.62	% to 30.01%
2018	5,486,861	1.43	to 2.43	13,227,854	0.70%	1.20	% to 2.45%	(11.16	)% to (8.76)%
Putnam VT Sustain Leaders Cl IB
2022	224,806	3.20	to 5.26	1,132,981	0.55%	1.20	% to 2.10%	(25.15	)% to (23.83)%
2021	250,817	4.21	to 6.90	1,656,021	0.14%	1.20	% to 2.10%	19.94	% to 22.06%
2020	276,844	3.52	to 5.65	1,497,049	0.48%	1.20	% to 2.10%	25.00	% to 27.21%
2019	490,627	2.77	to 4.44	2,106,410	0.46%	1.20	% to 2.10%	32.39	% to 34.73%
2018	520,231	2.06	to 3.30	1,657,498	0.00%	1.20	% to 2.10%	(4.41	)% to (2.71)%
SFT Bal Stabilization
2022	362,938,770	0.96	to 1.65	599,018,222	0.00%	0.30	% to 2.30%	(15.16	)% to (12.88)%
2021	366,320,752	1.11	to 1.91	700,279,484	0.00%	0.30	% to 2.30%	10.16	% to 13.12%
2020	383,199,353	1.30	to 1.71	653,449,740	0.00%	0.30	% to 2.30%	7.46	% to 10.34%
2019	356,897,731	1.18	to 1.56	556,535,695	0.00%	0.30	% to 2.30%	17.30	% to 20.45%
2018	306,014,932	1.23	to 1.31	399,766,113	0.00%	1.20	% to 2.30%	(5.74	)% to (3.19)%

(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
SFT Core Bond Cl 2
2022	150,674,150	$0.84	to 5.46	$223,896,543	0.00%	0.15	% to 2.40%	(16.66	)% to (14.29)%
2021	153,603,776	0.99	to 6.37	270,941,120	0.00%	0.15	% to 2.40%	(3.43	)% to (0.69)%
2020	128,558,780	1.30	to 6.41	236,147,152	0.00%	0.15	% to 2.45%	3.78	% to 6.72%
2019	134,170,285	1.25	to 6.01	236,225,972	0.00%	0.15	% to 2.45%	5.74	% to 8.74%
2018	141,776,677	1.07	to 5.52	230,974,237	0.00%	0.15	% to 2.70%	(3.74	)% to (0.99)%
SFT Delaware Ivy Growth
2022	22,250,817	0.93	to 16.49	147,287,738	0.00%	0.15	% to 2.40%	(29.27	)% to (27.26)%
2021	25,114,676	1.29	to 22.67	228,878,395	0.00%	0.15	% to 2.40%	26.50	% to 30.09%
2020	30,627,618	2.95	to 17.42	211,965,155	0.00%	0.15	% to 2.45%	26.90	% to 30.50%
2019	39,200,319	2.29	to 13.40	204,790,859	0.00%	0.15	% to 2.45%	32.52	% to 36.28%
2018	46,338,202	1.70	to 9.94	176,518,806	0.00%	0.15	% to 2.70%	(0.78	)% to 2.05%
SFT Delaware Ivy Small Cap Growth
2022	7,834,181	0.70	to 8.02	34,535,791	0.00%	0.15	% to 2.30%	(29.00	)% to (26.44)%
2021	8,785,953	0.96	to 10.99	53,220,867	0.00%	0.15	% to 2.30%	1.54	% to 4.42%
2020	10,110,361	3.00	to 10.53	58,620,967	0.00%	0.15	% to 2.30%	32.30	% to 36.05%
2019	12,745,123	2.23	to 7.74	54,511,411	0.00%	0.15	% to 2.30%	20.06	% to 23.47%
2018	13,476,008	1.83	to 6.27	47,577,022	0.00%	0.15	% to 2.45%	(6.74	)% to (4.08)%
SFT Eq Stabilization
2022	264,756,365	0.99	to 1.18	313,482,227	0.00%	0.30	% to 2.10%	(12.33	)% to (9.98)%
2021	269,067,603	1.10	to 1.33	357,088,407	0.00%	0.30	% to 2.10%	8.92	% to 11.84%
2020	286,838,342	1.05	to 1.20	343,441,057	0.00%	0.30	% to 2.10%	(8.10	)% to (5.63)%
2019	296,186,285	1.11	to 1.28	379,188,166	0.00%	0.30	% to 2.20%	13.28	% to 16.33%
2018	261,972,880	1.08	to 1.11	290,923,571	0.00%	1.20	% to 2.10%	(7.71	)% to (5.21)%
SFT Govt Money Market
2022	63,422,496	0.76	to 2.43	64,006,678	1.34%	0.15	% to 2.40%	(1.81	)% to 0.96%
2021	26,491,806	0.77	to 2.40	28,560,385	0.00%	0.15	% to 2.40%	(2.91	)% to (0.15)%
2020	29,706,640	0.79	to 2.41	32,523,390	0.16%	0.15	% to 2.40%	(2.71	)% to 0.05%
2019	23,860,951	0.80	to 2.41	26,420,695	1.51%	0.15	% to 2.45%	(1.44	)% to 1.35%
2018	29,490,449	0.81	to 2.37	32,338,192	1.20%	0.15	% to 2.45%	(1.78	)% to 1.03%
SFT Index 400 MC Cl 2
2022	10,413,855	0.99	to 8.53	58,637,220	0.00%	0.15	% to 2.40%	(16.11	)% to (13.73)%
2021	11,129,889	1.16	to 9.88	73,205,365	0.00%	0.15	% to 2.40%	20.39	% to 23.81%
2020	12,783,428	2.59	to 7.98	68,413,176	0.00%	0.15	% to 2.45%	9.77	% to 12.89%
2019	15,079,787	2.32	to 7.07	74,947,506	0.00%	0.15	% to 2.45%	21.86	% to 25.32%
2018	16,394,080	1.62	to 5.64	65,184,715	0.00%	0.15	% to 2.70%	(14.17	)% to (11.71)%
SFT Index 500 Cl 2
2022	36,925,214	1.00	to 20.10	225,947,650	0.00%	0.15	% to 2.20%	(20.84	)% to (18.60)%
2021	35,953,251	1.24	to 24.70	281,940,792	0.00%	0.15	% to 2.25%	24.31	% to 27.84%
2020	39,164,393	2.67	to 19.32	243,361,607	0.00%	0.15	% to 2.25%	14.48	% to 19.61%
2019	41,848,687	2.30	to 16.41	243,916,872	0.00%	0.15	% to 2.25%	27.07	% to 30.68%
2018	43,766,555	1.78	to 12.56	197,088,437	0.00%	0.15	% to 2.25%	(7.58	)% to (4.94)%
SFT Intl Bond Cl 2
2022	48,541,942	0.85	to 2.28	57,174,026	0.00%	0.15	% to 2.40%	(13.09	)% to (10.63)%
2021	43,861,986	0.95	to 2.55	65,831,708	0.00%	0.15	% to 2.40%	(6.81	)% to (4.16)%
2020	41,982,723	1.15	to 2.66	66,838,225	0.00%	0.15	% to 2.45%	(9.08	)% to (6.50)%
2019	42,548,374	1.26	to 2.84	73,837,171	0.00%	0.15	% to 2.45%	(1.28	)% to 1.52%
2018	45,280,035	1.26	to 2.80	77,716,877	0.00%	0.15	% to 2.70%	(1.75	)% to 1.06%

(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
SFT Real Estate Cl 2
2022	11,536,483	$1.02	to 6.50	$52,312,609	0.00%	0.15	% to 2.40%	(28.43	)% to (26.40)%
2021	13,799,689	1.42	to 8.83	85,907,773	0.00%	0.15	% to 2.40%	39.87	% to 43.83%
2020	14,548,606	1.75	to 6.14	63,748,608	0.00%	0.15	% to 2.45%	(5.66	)% to (2.98)%
2019	15,233,517	1.83	to 6.32	70,037,804	0.00%	0.15	% to 2.45%	20.94	% to 24.37%
2018	17,207,071	1.28	to 5.08	64,244,975	0.00%	0.15	% to 2.70%	(8.17	)% to (5.54)%
SFT T. Rowe Price Value
2022	20,650,740	1.03	to 4.35	89,397,062	0.00%	0.80	% to 2.40%	(14.23	)% to (11.93)%
2021	25,095,329	1.22	to 4.98	124,463,218	0.00%	0.90	% to 2.40%	25.67	% to 29.04%
2020	29,000,941	2.17	to 3.90	112,494,905	0.00%	1.20	% to 2.45%	6.86	% to 9.73%
2019	31,586,659	2.00	to 3.58	112,676,367	0.00%	1.20	% to 2.45%	22.20	% to 25.48%
2018	35,997,308	1.39	to 2.88	103,266,141	0.00%	1.20	% to 2.70%	(12.44	)% to (10.07)%
SFT Wellington Core Equity Cl 2
2022 (d)	7,784,134	0.96	to 5.30	36,864,474	0.00%	(0.04	)% to 2.21%	(21.64	)% to (19.42)%
2021 (e)	8,791,103	1.20	to 6.65	52,167,464	0.00%	(0.07	)% to 2.18%	20.54	% to 23.96%
2020 (f)	10,423,785	2.70	to 5.42	50,937,719	0.00%	(0.07	)% to 2.23%	14.78	% to 18.03%
2019 (g)	12,335,609	2.31	to 4.64	51,912,927	0.00%	(0.05	)% to 2.25%	30.11	% to 33.80%
2018 (h)	13,854,273	1.75	to 3.50	44,148,623	0.00%	(0.06	)% to 2.29%	(5.00	)% to (2.29)%
T. Rowe Price Health Science II Cl
2022 (c)	566,783	1.03	to 1.04	587,841	0.00%	0.90	% to 1.85%	2.50	% to 4.34%
TOPS Mgd Risk Bal ETF Cl 2
2022	10,217,415	0.92	to 1.23	12,590,546	16.30%	0.90	% to 2.10%	(14.41	)% to (12.11)%
2021	12,811,890	1.06	to 1.41	18,125,401	1.10%	0.90	% to 2.10%	5.42	% to 8.25%
2020	13,719,270	1.22	to 1.32	18,092,267	2.23%	1.20	% to 2.10%	2.82	% to 5.58%
2019	15,456,741	1.18	to 1.26	19,481,055	2.22%	1.20	% to 2.10%	11.22	% to 14.21%
2018	16,868,738	1.02	to 1.11	18,783,848	1.65%	1.20	% to 2.45%	(8.78	)% to (6.32)%
TOPS Mgd Risk Flex ETF
2022	115,595,834	0.92	to 1.13	130,951,277	1.33%	0.30	% to 2.15%	(14.67	)% to (12.38)%
2021	116,446,585	1.05	to 1.30	151,912,922	0.84%	0.90	% to 2.15%	5.63	% to 8.47%
2020	118,385,525	1.13	to 1.21	143,674,056	1.79%	1.20	% to 2.15%	2.09	% to 4.83%
2019	122,932,880	1.10	to 1.17	143,602,125	1.64%	1.20	% to 2.15%	11.24	% to 14.23%
2018	117,428,356	0.98	to 1.03	121,175,002	1.19%	1.20	% to 2.15%	(9.19	)% to (6.73)%
TOPS Mgd Risk Growth ETF Cl 2
2022	49,088,642	0.92	to 1.31	64,071,828	7.91%	0.90	% to 1.85%	(16.23	)% to (13.98)%
2021	52,895,287	1.07	to 1.53	80,988,744	1.05%	0.90	% to 1.85%	9.32	% to 12.25%
2020	59,665,659	1.28	to 1.38	82,118,349	2.14%	1.20	% to 2.00%	2.13	% to 4.87%
2019	62,459,828	1.25	to 1.32	82,710,828	1.93%	1.20	% to 2.00%	13.67	% to 16.73%
2018	65,725,907	1.09	to 1.14	75,237,263	1.51%	1.20	% to 2.00%	(11.39	)% to (9.00)%
TOPS Mgd Risk Mod Growth ETF Cl 2
2022	12,318,047	0.92	to 1.30	16,047,621	14.52%	0.90	% to 1.95%	(15.87	)% to (13.61)%
2021	14,047,673	1.07	to 1.52	21,375,609	1.11%	0.90	% to 2.10%	7.83	% to 10.73%
2020	16,309,660	1.28	to 1.39	22,615,887	2.26%	1.20	% to 2.10%	2.83	% to 5.59%
2019	18,108,398	1.24	to 1.33	23,995,187	2.16%	1.20	% to 2.10%	12.92	% to 15.95%
2018	19,867,112	1.09	to 1.15	22,909,039	1.58%	1.20	% to 2.10%	(9.93	)% to (7.50)%
(Continued)

Variable Annuity Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

		At December 31				For the years or periods ended December 31
		Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
TOPS Target Range Cl S
2022		23,491,830	$0.81	to 0.99	$19,248,273	0.00%	0.80	% to 1.70%	(21.79	)% to (19.70)%
2021	(i)	121,678	1.03		125,272	0.00%	0.90%		2.81	% to 3.21%

*  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Sub-Account does not record investment income. For periods less than one year, the ratios have been annualized.

**  This ratio represents the annualized contract expenses of the Account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. The ranges of unit fair value and expense ratios shown do not consider available products or contract benefits that have not yet been sold. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

***  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. The total return is presented as a range of minimum to maximum values, based on the product grouping and available contract benefits representing the minimum and maximum expense ratio amounts whether or not the product or benefits have been sold. Some individual contract total returns may not be within the ranges presented.

(a)  For the period from May 1, 2021 through December 31, 2021.

(b)  For the period from February 1, 2022 through December 31, 2022.

(c)  For the period from April 29, 2022 through December 31, 2022.

(d)  For the year ended December 31, 2022, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.19%.

(e)  For the year ended December 31, 2021, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.22%.

(f)  For the year ended December 31, 2020, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.22%.

(g)  For the year ended December 31, 2019, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.20%.

(h)  For the year ended December 31, 2018, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.21%.

(i)  For the period from September 20, 2021 through December 31, 2021.

(8) Subsequent Events

Management has evaluated subsequent events through March 24, 2023, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

MINNESOTA LIFE INSURANCE COMPANY

Statutory Financial Statements
and Financial Statement Schedules

December 31, 2022

KPMG LLP

4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Independent Auditors’ Report

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

Opinions

We have audited the financial statements of Minnesota Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022 in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental

2

investment risks interrogatories, the summary investment schedule and the schedule of supplemental reinsurance risks interrogatories is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Minneapolis, Minnesota

March 28, 2023

3

MINNESOTA LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
December 31, 2022 and 2021

(in thousands)

	2022	2021
Admitted Assets
Bonds	$20,461,058	$22,604,906
Common stocks	436,196	542,561
Mortgage loans, net	5,263,733	4,797,976
Derivative instruments	428,576	1,051,918
Other invested assets	1,735,068	1,581,643
Policy loans	579,702	684,899
Investments in affiliated companies	480,695	476,107
Cash, cash equivalents and short-term investments	197,858	335,430
Total invested assets	29,582,886	32,075,440

Premiums deferred and uncollected	157,482	186,861
Current income tax recoverable	27,942	44,481
Deferred income taxes	39,644	66,330
Other assets	606,493	667,124
Total assets, excluding separate accounts	30,414,447	33,040,236

Separate account assets	28,096,933	33,956,122
Total assets	$58,511,380	$66,996,358

Liabilities and Capital and Surplus

Liabilities:
Policy reserves:
Life insurance	$13,993,055	$14,726,334
Annuities and other fund deposits	9,583,866	10,831,115
Accident and health	197,631	181,466
Policy claims in process of settlement	422,816	496,599
Dividends payable to policyholders	2,513	31,169
Other policy liabilities	1,790,437	1,694,760
Asset valuation reserve	336,158	451,593
Accrued commissions and expenses	169,754	162,250
Other liabilities	654,850	1,087,965
Total liabilities, excluding separate accounts	27,151,080	29,663,251

Separate account liabilities	28,075,371	33,930,177
Total liabilities	55,226,451	63,593,428

Capital and surplus:
Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding	5,000	5,000
Additional paid in capital	316,540	316,540
Surplus notes	118,000	118,000
Unassigned surplus	2,845,389	2,963,390
Total capital and surplus	3,284,929	3,402,930
Total liabilities and capital and surplus	$58,511,380	$66,996,358

See accompanying notes to statutory financial statements.

4

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Operations and Capital and Surplus
Years ended December 31, 2022, 2021 and 2020
(in thousands)

	2022	2021	2020
Statements of Operations
Revenues:
Premiums	$1,458,181	$3,144,905	$3,705,333
Annuity considerations	2,566,368	4,601,663	3,958,327
Net investment income	1,038,635	1,099,963	972,426
Investment management, administration and contract guarantee fees	212,450	303,673	278,611
Other income	692,530	129,974	142,822
Change in modified coinsurance on separate accounts	19,482,324	—	—
Total revenues	25,450,488	9,280,178	9,057,519

Benefits and expenses:
Policyholder benefits	5,378,173	5,939,507	8,656,114
Increase (decrease) in policy reserves	(1,964,368)	2,725,664	2,589,548
General insurance expenses and taxes	995,612	442,398	475,604
Salaries and wages	305,843	256,819	223,830
Group service and administration fees	70,864	69,140	63,827
Commissions	587,244	548,767	483,082
Separate account transfers, net	368,960	(115,791)	(3,312,811)
Change in modified coinsurance on separate accounts	19,482,324	—	—
Total benefits and expenses	25,224,652	9,866,504	9,179,194

Gain (loss) from operations before dividends, federal income taxes and net realized capital gains (losses)	225,836	(586,326)	(121,675)

Dividends to policyholders	(18,467)	32,106	34,728
Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses)	244,303	(618,432)	(156,403)

Federal income tax expense (benefit)	93,024	(140,253)	(45,725)
Gain (loss) from operations before net realized capital gains (losses)	151,279	(478,179)	(110,678)

Net realized capital gains (losses), net of transfers to interest maintenance reserve and federal income taxes	(247,142)	453,114	85,831
Net loss	$(95,863)	$(25,065)	$(24,847)

Statements of Capital and Surplus

Capital and surplus, beginning of year	$3,402,930	$3,348,592	$3,148,865
Net loss	(95,863)	(25,065)	(24,847)
Net change in unrealized capital gains and losses	(365,743)	51,257	145,140
Net change in deferred income tax	(138,260)	(9,946)	(133,111)
Change in asset valuation reserve	115,435	(72,884)	(65,413)
Net change in separate account surplus	(3,168)	226	(1,226)
Dividends to stockholder	(4,998)	(8,402)	(1,967)
Change in unauthorized reinsurance	(173)	5,667	(2,251)
Change in non-admitted assets	(14,529)	(21,746)	42,878
Change in reserves due to change in valuation basis	—	33,306	96,659
Capital contribution	—	100,000	—
Change in accounting principle	—	—	124,282
Other, net	389,298	1,925	19,583
Capital and surplus, end of year	$3,284,929	$3,402,930	$3,348,592

See accompanying notes to statutory financial statements.

5

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2022, 2021 and 2020
(in thousands)

	2022	2021	2020
Cash Flow from Operating Activities
Revenues:
Premiums and annuity considerations	$7,914,960	$8,333,980	$8,075,231
Net investment income	1,071,877	1,120,933	974,520
Total receipts	8,986,837	9,454,913	9,049,751

Benefits and expenses paid:
Policyholder benefits	5,441,727	6,246,240	8,466,576
Dividends to policyholders	13,111	35,479	38,627
Commissions and expenses	1,442,904	1,270,489	1,225,635
Separate account transfer, net	339,145	(136,453)	(3,325,428)
Federal income taxes	(73,846)	(23,004)	(3,992)
Total payments	7,163,041	7,392,751	6,401,418

Cash provided from operations	1,823,796	2,062,162	2,648,333

Cash Flow from Investing Activities

Proceeds from investments sold, matured or repaid:
Bonds	3,153,097	3,572,721	3,265,050
Common stocks	306,975	259,901	189,539
Mortgage loans	623,724	831,081	471,211
Derivative instruments	(106,138)	694,516	435,871
Other invested assets	145,115	237,885	119,456
Separate account redemptions	172	3,621	6,097
	4,122,945	5,599,725	4,487,224
Cost of investments acquired:
Bonds	3,976,616	5,979,215	5,422,410
Common stocks	270,652	218,916	206,648
Mortgage loans	1,089,480	1,038,038	913,419
Derivative instruments	376,423	337,393	316,745
Other invested assets	185,319	275,540	157,485
Separate account investments	(1,044)	2,285	957
Securities in transit, net	105,004	(220,043)	91,568
Other provided, net	154,665	42,979	55,158
	6,157,115	7,674,323	7,164,390

Cash applied to investing	(2,034,170)	(2,074,598)	(2,677,166)

Cash Flow from Financing and Miscellaneous Activities

Borrowed money, net	—	25,000	—
Net deposits on deposit-type contract funds	111,156	18,822	15,723
Contributed capital	—	100,000	—
Other cash provided (applied)	(38,354)	(26,275)	96,848

Cash provided from financing	72,802	117,547	112,571

Reconciliation of Cash, Cash Equivalents and Short-term Investments

Net change in cash, cash equivalents and short-term investments	(137,572)	105,111	83,738
Beginning of the year	335,430	230,319	146,581
End of the year	$197,858	$335,430	$230,319

See accompanying notes to statutory financial statements.

6

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020
(in thousands)

(1)	Nature of Operations

Organization and Description of Business

Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

The Company, which operates in the United States, generally offers the following types of products:

•	Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
•	Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
•	Group life insurance and voluntary products to private and public employers.
•	Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
•	Life insurance protection through banks, credit unions, and finance companies.

During 2022, the Company entered into reinsurance agreements to reinsure certain closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts. Refer to note 14 Reinsurance for additional discussion.

(2)	Summary of Significant Accounting Policies

The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

The more significant differences, of which the aggregate effects are material are as follows:

•	Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

•	Certain assets are designated as “non-admitted” and changes in such amounts are charged directly to unassigned surplus.

•	Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

(Continued)

7

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•	The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

•	Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings, or available-for-sale securities, which are reported at fair value through equity.

•	Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. GAAP requires common stocks and preferred stocks to be reported at fair value through earnings.

•	Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

•	Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

•	Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

•	Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

•	In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

•	Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

•	Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

•	Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

•	Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

•	Reinsurance agreements that have any insurance risk are accounted for as reinsurance, whereas under GAAP only reinsurance agreements that have significant insurance risk are accounted for as reinsurance otherwise they are accounted for using a deposit method.

(Continued)

8

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•	The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

•	Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

•	The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

•	Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

•	The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners’ Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners’ Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

•	Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

•	A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

•	Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

•	The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

•	Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

(Continued)

9

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•	The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities withf a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

•	The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

•	GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

New Accounting Pronouncements

In July 2020 the NAIC adopted revisions to Statements of Statutory Accounting Principles (SSAP) 26R, Bonds, that requires the Company to account for the difference of proceeds received and par on bond tenders as prepayment fees which are reported in net investment income on the statement of operations. Previously, the Company treated bond tenders as sales, reporting the difference between proceeds and par as realized capital gains (losses) on the statement of operations and deferring in IMR. Beginning in 2021, revisions to SSAP 26R were adopted prospectively.

In July 2020, the NAIC adopted revisions to SSAP 32, Preferred Stock, which requires that perpetual preferred stock be reported at the lower of fair value or currently effective call price. Prior to revision, perpetual preferred stock was held at amortized cost less OTTI. The revised statements were effective and adopted January 1, 2021 and resulted in perpetual preferred stocks with a cost of $46,248 being held at fair value of $49,323.

Permitted Practice

The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

(Continued)

10

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income

Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $20,984 and $30,159 at December 31, 2022 and 2021, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company’s loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company’s determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Security Valuation Office (SVO) identified funds, which consist of exchange traded funds (ETF) that qualify for bond treatment, are carried at fair value.

Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2022, 2021 and 2020, bond net investment income (loss) included ($266), $75,999 and $10,132 of prepayment penalties and acceleration fees, respectively, generated as a result of 55, 133 and 89 CUSIPs, respectively, sold, redeemed, tendered or otherwise disposed as a result of a callable feature.

Beginning in 2021, perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. Redeemable preferred stocks continue to be carried at cost less any OTTI. All preferred stock is classified as other invested assets on the statutory statements of admitted assets, liabilities, and capital and surplus. Prior to 2021, preferred stocks are carried at cost less any OTTI adjustments.

Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 2.60% to 5.55% during 2022. In 2022, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 66%.

The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

(Continued)

11

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income (Continued)

Alternative investments include limited partnership investments in private equity funds and mezzanine debt funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company’s ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Depreciation is computed principally on a straight-line basis.

The Company’s investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note’s carrying value and the fair value and is reported in earnings.

Policy loans are carried at the outstanding loan balance which includes any interest over 90 days past due. Loan balances unsecured by the cash surrender value of the policy and accelerated payment benefits are non-admitted assets which totaled $5,425 and $4,441 as of December 31, 2022 and 2021, respectively.

Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Investments in limited liability subsidiaries included in other invested assets totaled $203,732 and $170,591 at December 31, 2022 and 2021, respectively.

During 2020, the Company recorded a change in accounting principle to report the Company’s investment in a limited liability subsidiary using audited GAAP results. The change in accounting principle resulted in a cumulative effect adjustment to increase capital and surplus by $124,282 and is reported in Change in accounting principle on the Statutory Statements of Operations and Capital and Surplus.

Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2022 and 2021 totaled $60,910 and $17,149, respectively.

Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

(Continued)
12

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Derivative Instruments

The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company’s financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

Several life insurance and annuity products in the Company’s liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

Realized and Unrealized Capital Gains and Losses

Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

Under the Company’s accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security’s amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s original effective interest rate.

For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company’s intent to sell the security and current economic conditions.

For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock’s cost is charged to earnings. When assessing for OTTI the Company considers the length of time a stock has been in an unrealized loss position, the magnitude of the unrealized loss, and information on the investee’s current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

(Continued)

13

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Realized and Unrealized Capital Gains and Losses (Continued)

The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company’s intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company’s liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2022 or 2021.

The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $21,562 and $25,945 at December 31, 2022 and 2021, respectively.

Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2022 and 2021, the CARVM and CRVM allowances were $(252,347) and $(271,232), respectively.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $69,538 and $65,607 as of December 31, 2022 and 2021, respectively, all of which is non-admitted, and amortized software expense of $11,369, $7,297 and $9,663 for the years ended December 31, 2022, 2021 and 2020, respectively.

(Continued)

14

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Non-admitted Assets

Certain assets, designated as “non-admitted assets” (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $203,060 and $188,531 at December 31, 2022 and 2021, respectively, have been charged to capital and surplus.

Reinsurance

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Modified coinsurance receivables and payables on separate accounts are presented within separate account assets and liabilities on the statutory statements of admitted assets, liabilities and capital and surplus, and changes in these amounts are presented in changes in modified coinsurance on separate accounts in revenues and benefits and expenses in the statutory statement of operations and capital and surplus. Reinsurance gains arising from certain reinsurance agreements are deferred to capital and surplus and subsequently amortized into the statement of operations in the proportion to earnings on the underlying business reinsured.

Policy Reserves

Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards and guidelines. Policy reserves generally represent the net present value of future benefits less the present value of future net premiums.

Life insurance policy reserves are calculated primarily using the CRVM. The Company uses the principles-based reserving approach (PBR) prescribed by the NAIC Valuation Manual (VM-20) for new life insurance policies issued on or after January 1, 2020.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2022 and 2021, the amounts of surrender values in excess of reserves were $1,951,581 and $1,717,839, respectively.

For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2022 and 2021, the Company had $10,316,662 and $11,415,410, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

Fixed and fixed indexed annuity policy reserves are calculated using the CARVM. Variable annuity policy reserves are based on methods and assumptions specified in NAIC Valuation Manual (VM-21).

Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company’s liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value.

During 2021, the Company recorded a change in valuation basis related to certain reserves on annuity products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $33,306 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $3,860; of which $2,895 is included in net change in deferred taxes and $965 is included in Federal income tax expense (benefit) on the statutory statements of operations and capital and surplus.

(Continued)

15

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Policy Reserves (Continued)

During 2020, the Company recorded changes in valuation bases related to certain reserves held for indexed universal life products which resulted in a cumulative effect adjustment to increase capital and surplus by $54,196. The Company also recorded a change in valuation basis related to reserves held for variable annuities due to the adoption of the January 1, 2020 NAIC Valuation Manual (VM-21) requirements which resulted in a cumulative effect adjustment to increase capital and surplus by $42,463. These changes are reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of these adjustments is $9,806 and is included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

Liability for Accident and Health Losses and Loss Adjustment Expenses

The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Company’s Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company’s Board of Directors and up to one year in advance of the payout dates. At December 31, 2022 and 2021, the total participating business in force was $1,797,979 and $1,825,947, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2022 and 2021.

For 2022, 2021 and 2020, direct premiums under individual and group life participating policies were $34,611, $36,680 and $39,661, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2022, 2021 and 2020 in the amount of $8,510, $8,617, and $8,681, respectively, to policyholders and did not allocate any additional income to such policyholders.

Federal Income Taxes

The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company’s ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its subsidiaries and Minnesota Life Insurance Company and its subsidiaries. Empyrean Holding Company’s subsidiaries include Empyrean Benefits Solutions, Inc., Empyrean Insurance Services, Inc. and Spinnaker Holdings, LLC. Minnesota Life’s subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

(Continued)

16

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Federal Income Taxes (Continued)

The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

Use of Estimates

The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(Continued)

17

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(3)	Risks

The Company’s financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company’s control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company’s investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

•	Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.

•	Investment-related risks such as those related to valuation, impairment, and concentration.

•	Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.

•	Catastrophic and pandemic event-related risks that may impact policyholder behavior and claims experience, volatility in financial markets and economic activity, and operations.

•	Acquisition, disposition, or other structural change related risks.

•	Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)	Fair Value of Financial Instruments

Financial Assets and Financial Liabilities Reported at Fair Value

The fair value of the Company’s financial assets and financial liabilities has been determined using available market information as of December 31, 2022 and 2021.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

Level 3 – Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the assets or liabilities.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

(Continued)

18

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Common stocks	$409,807	$—	$11,589	$421,396
Preferred stocks	6,435	22,182	—	28,617
Derivative instruments	—	428,576	—	428,576
Cash equivalents	111,478	—	—	111,478
Separate account assets	5,418,114	22,671,607	7,212	28,096,933
Total financial assets	$5,945,834	$23,122,365	$18,801	$29,087,000

Derivative instruments (1)	$—	$302,349	$—	$302,349
Total financial liabilities	$—	$302,349	$—	$302,349

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Bonds	$4,252	$—	$—	$4,252
Common stocks	527,761	—	—	527,761
Preferred stocks	17,643	31,680	—	49,323
Derivative instruments	—	1,051,918	—	1,051,918
Cash equivalents	219,858	—	—	219,858
Separate account assets	7,476,668	26,451,838	27,616	33,956,122
Total financial assets	$8,246,182	$27,535,436	$27,616	$35,809,234

Derivative instruments (1)	$—	$547,298	$—	$547,298
Total financial liabilities	$—	$547,298	$—	$547,298

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

Bonds

Bonds held at fair value consist of SVO identified funds that are valued using exchange traded prices and are included in Level1.

Common and preferred stocks

The Company’s common and preferred stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1. The fair values of stocks based on prices that have significant inputs that are observable in active markets for identical or similar assets are reflected in Level 2. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

(Continued)

19

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

Derivative instruments

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

The majority of the Company’s derivative positions are traded in the Over-the-Counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company’s valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Cash equivalents

Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1.

Separate account assets

Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

(Continued)

20

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2022:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$27,616	$—	$(13,018)	$(7,386)	$—	$—	$7,212
Common stocks	—	—	1,369	10,220	—	—	11,589
Total financial assets	$27,616	$—	$(11,649)	$2,834	$—	$—	$18,801

(1)	The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2)	Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3)	The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2022:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$118	$(7,504)	$—	$(7,386)
Common stocks	—	—	10,220	10,220
Total financial assets	$118	$(7,504)	$10,220	$2,834

(Continued)

21

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2021:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$10,659	$—	$7,784	$8,713	$466	$(6)	$27,616
Common stocks	1,525	—	—	(1,525)	—	—	—
Total financial assets	$12,184	$—	$7,784	$7,188	$466	$(6)	$27,616

(1)	The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2)	Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3)	The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2021:

	Purchases	Sales	Settlements	Purchases,sales and settlements, net
Separate account assets	$19,472	$(10,759)	$—	$8,713
Common stock	—	(1,525)	—	(1,525)
Total financial assets	$19,472	$(12,284)	$—	$7,188

At December 31, 2022 and 2021, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase). At December 31, 2022, the Company has a small amount of non-exchange traded equity securities classified within level 3. The fair value of these securities are based on at least one or more significant unobservable inputs.

(Continued)

22

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2022:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$222,450	$258,509	$222,450	$—	$—	$—
Agencies not backed by the full faith and credit of the U.S. government	540,173	559,816	—	540,173	—	—
Foreign government securities	15,067	15,141	—	15,067	—	—
Corporate securities	13,014,449	15,385,793	—	10,071,400	2,943,049	—
Asset-backed securities	879,791	944,656	—	827,355	52,436	—
Commercial mortgage-backed securities (CMBS)	1,668,165	1,892,419	—	1,668,165	—	—
Residential mortgage-backed securities (RMBS)	1,213,134	1,404,724	—	1,213,134	—	—
Total bonds	17,553,229	20,461,058	222,450	14,335,294	2,995,485	—
Common stock	421,396	436,196	409,807	—	11,589	14,800
Preferred stock	96,134	106,205	7,111	22,182	66,841	—
Mortgage loans	4,629,472	5,263,733	—	—	4,629,472	—
Derivative instruments	428,576	428,576	—	428,576	—	—
Policy loans	610,759	579,702	—	—	610,759	—
Short-term investments	60,904	60,910	60,904	—	—	—
Cash equivalents	202,250	202,249	202,250	—	—	—
Surplus notes	135,856	184,334	—	135,856	—	—
Separate account assets	28,096,933	28,096,933	5,418,114	22,671,607	7,212	—
Total financial assets	$52,235,509	$55,819,896	$6,320,636	$37,593,515	$8,321,358	$14,800

Deferred annuities	1,914,613	1,902,341	—	—	1,914,613	—
Supplementary contracts without life contingencies	176,889	176,889	—	—	176,889	—
Annuity certain contracts	115,094	123,797	—	—	115,094	—
Borrowed money	120,049	120,000	—	—	120,049	—
Derivative liabilities	302,349	302,349	—	302,349	—	—
Separate account liabilities	24,471,838	24,471,838	5,418,114	19,046,512	7,212	—
Total financial liabilities	$27,100,832	$27,097,214	$5,418,114	$19,348,861	$2,333,857	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2022:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$14,800	N/A	N/A	Nonmarketable FHLB membership

(Continued)

23

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities (Continued)

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2021:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$735,894	$731,072	$735,894	$—	$—	$—
Agencies not backed by the full faith and credit of the U.S. government	771,508	720,305	—	771,508	—	—
Foreign government securities	16,342	15,288	—	16,342	—	—
Corporate securities	17,482,158	16,269,305	4,252	14,140,728	3,337,178	—
Asset-backed securities	812,099	802,697	—	801,876	10,223	—
CMBS	2,190,709	2,133,855	—	2,190,709	—	—
RMBS	1,992,621	1,932,384	—	1,986,621	6,000	—
Total bonds	24,001,331	22,604,906	740,146	19,907,784	3,353,401	—
Common stock	527,761	542,561	527,761	—	—	14,800
Preferred stock	105,838	103,890	19,372	31,680	54,785	—
Mortgage loans	4,929,093	4,797,976	—	—	4,929,093	—
Derivative instruments:	1,051,918	1,051,918	—	1,051,918	—	—
Policy loans	823,627	684,899	—	—	823,627	—
Short-term investments	17,149	17,149	17,149	—	—	—
Cash equivalents	316,967	316,967	316,967	—	—	—
Surplus notes	183,317	164,194	—	183,317	—	—
Separate account assets	33,956,122	33,956,122	7,476,668	26,451,838	27,617	—
Total financial assets	$65,913,123	$64,240,582	$9,098,063	$47,626,537	$9,188,523	$14,800

Deferred annuities	$2,391,431	$2,235,711	$—	$—	$2,391,431	$—
Other fund deposits	3,155,825	3,157,484	—	—	3,155,825	—
Supplementary contracts without
life contingencies	169,524	169,524	—	—	169,524	—
Annuity certain contracts	133,973	127,493	—	—	133,973	—
Borrowed money	120,005	120,000	—	—	120,005	—
Derivative liabilities	547,298	547,298	—	547,298	—	—
Separate account liabilities	29,543,391	29,543,391	7,476,667	22,039,107	27,617	—
Total financial liabilities	$36,061,447	$35,900,901	$7,476,667	$22,586,405	$5,998,375	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2021:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$14,800	N/A	N/A	Nonmarketable FHLB membership

(Continued)

24

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

Refer to note 2 Summary of Significant Accounting Policies and note 6 Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company’s primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument’s valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

(Continued)

25

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)	Investments

Bonds and Common Stocks

The Company’s bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

The Company’s RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or “private label” issuers. The Company’s RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company’s portfolio consisted of $1,363,627 and $1,879,352 agency backed RMBS and $41,097 and $53,032 non-agency backed RMBS as of December 31, 2022 and 2021, respectively. The Company’s RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

The Company’s asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

(Continued)

26

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(5)	Investments (Continued)

Bonds and Common Stocks (Continued)

The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

December 31, 2022	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$258,509	$—	$36,059	$222,450
Agencies not backed by the full faith and credit of the U.S. government	559,816	1,630	21,273	540,173
Foreign government securities	15,141	—	74	15,067
Corporate securities	15,385,793	12,587	2,383,931	13,014,449
Asset-backed securities	944,656	404	65,269	879,791
CMBS	1,892,419	113	224,367	1,668,165
RMBS	1,404,724	930	192,520	1,213,134
Total	$20,461,058	$15,664	$2,923,493	$17,553,229

December 31, 2021	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$731,072	$5,603	$781	$735,894
Agencies not backed by the full faith and credit of the U.S. government	720,305	51,229	26	771,508
Foreign government securities	15,288	1,054	—	16,342
Corporate securities	16,269,305	1,309,574	96,721	17,482,158
Asset-backed securities	802,697	13,734	4,332	812,099
CMBS	2,133,855	71,348	14,494	2,190,709
RMBS	1,932,384	84,175	23,938	1,992,621
Total	$22,604,906	$1,536,717	$140,292	$24,001,331

The admitted asset value and estimated fair value of bonds at December 31, 2022, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted asset value	Fair value
Due in one year or less	$276,399	$273,723
Due after one year through five years	3,084,941	2,920,046
Due after five years through ten years	4,221,517	3,665,971
Due after ten years	8,636,402	6,932,399
	16,219,259	13,792,139
Asset-backed and mortgage-backed securities	4,241,799	3,761,090
Total	$20,461,058	$17,553,229

(Continued)

27

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(5)	Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

	December 31, 2022
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$134,747	$154,616	$19,869	38
Agencies not backed by the full faith and credit of the U.S. government	377,743	398,952	21,209	103
Foreign government securities	15,067	15,141	74	1
Corporate securities	10,517,909	12,113,303	1,595,394	1,764
Asset-backed securities	516,271	554,225	37,954	141
CMBS	1,203,092	1,322,150	119,058	107
RMBS	634,273	691,578	57,305	282

	December 31, 2022
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$87,703	$103,893	$16,190	23
Agencies not backed by the full faith and credit of the U.S. government	185	249	64	1
Corporate securities	2,096,550	2,885,087	788,537	411
Asset-backed securities	295,828	323,143	27,315	109
CMBS	439,649	544,958	105,309	41
RMBS	545,953	681,168	135,215	78

	December 31, 2021
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$180,531	$181,312	$781	26
Agencies not backed by the full faith and credit of the U.S. government	244	251	7	1
Corporate securities	2,801,612	2,875,767	74,155	439
Asset-backed securities	416,239	419,844	3,605	132
CMBS	540,680	551,149	10,469	39
RMBS	783,579	804,902	21,323	81

	December 31, 2021
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Agencies not backed by the full faith and credit of the U.S. government	$10,021	$10,040	$19	1
Corporate securities	285,281	307,847	22,566	41
Asset-backed securities	23,126	23,853	727	11
CMBS	62,859	66,884	4,025	8
RMBS	60,065	62,680	2,615	7

(Continued)

28

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Bonds and Common Stocks (Continued)

For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2022, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company’s evaluation of investment categories where carrying value exceeds fair value as of December 31, 2022.

U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities’ respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company’s CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company’s CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. As of December 31, 2022, 98.3% of CMBS securities that were in an unrealized loss position for twelve months or longer were investment grade securities (BBB or better).

The Company’s RMBS portfolio primarily consists of residential mortgages to prime borrowers. As of December 31, 2022, 97.1% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2022 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

As of December 31, 2022 and 2021, the Company had 4 5GI bonds with a carrying value of $6,682 and fair value of $6,692 and 4 5GI bonds with a carrying value of $7,895 and fair value of $7,909, respectively.

At December 31, 2022 and 2021, bonds with a carrying value of $8,366 and $8,176, respectively, were on deposit with various regulatory authorities as required by law.

The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company’s common stock portfolio totaled $436,196 and $542,561 as of December 31, 2022 and 2021, respectively.

(Continued)

29

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain common stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2022	$172,059	$201,954	$29,895	135
December 31, 2021	52,999	56,733	3,734	91

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2022	$5,733	$8,178	$2,445	19
December 31, 2021	4,412	6,064	1,652	12

Common stocks with unrealized losses at December 31, 2022 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

Mortgage Loans

The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $5,263,733 and $4,797,976 at December 31, 2022 and 2021, respectively.

All of the Company’s commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $151,480 and $310,472 were sold during 2022 and 2021, respectively.

The following table shows the composition of the Company’s commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

	2022	2021
Industrial	$1,479,324	$1,367,740
Office buildings	860,376	760,458
Retail facilities	1,282,199	1,169,870
Apartment	1,380,188	1,207,418
Other	261,646	292,490
Total	$5,263,733	$4,797,976

(Continued)

30

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Mortgage Loans (Continued)

If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

	2022	2021	2020
Balance at beginning of year	$—	$188	$194
Reduction in allowance	—	(188)	(6)
Balance at end of year	$—	$—	$188

As of December 31, 2022 and 2021, the Company had no delinquent mortgage loans.

The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

As of December 31, 2022 and 2021, there were no nonperforming loans.

There were no restructured loans at December 31, 2022 and 2021. For the years ended December 31, 2022, 2021 and 2020, the Company recognized total interest income of $0, $0 and $69, respectively, and recognized $0, $0 and $69, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2022.

During 2021, the Company granted principal payment deferrals to certain borrowers impacted by COVID-19. These loan modifications were not considered troubled debt restructurings (TDR’s) based on our election to apply the provisions of Section 4013 of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) or as they represent short-term or insignificant modifications based on our regular loan modification assessments or as permitted by regulatory guidance.

Alternative Investments

Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location – both domestic and international.

The Company’s composition of alternative investments by type were as follows:

	December 31, 2022		December 31, 2021
	Carrying value	Percent of total	Carrying value	Percent of total
Alternative investments:
Private equity funds	$789,016	71.3%	$751,437	71.9%
Mezzanine debt funds	317,144	28.7%	293,680	28.1%
Total alternative investments	$1,106,160	100.0%	$1,045,117	100.0%

(Continued)

31

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(5)	Investments (Continued)

Net Investment Income

Net investment income for the years ended December 31 was as follows:

	2022	2021	2020
Bonds	$744,008	$816,927	$740,664
Common stocks – unaffiliated	14,580	16,740	15,421
Mortgage loans	196,966	219,675	182,306
Policy loans	23,494	33,186	31,650
Short-term investments	2,596	53	2,089
Derivative instruments	—	13,239	14,082
Other invested assets	148,675	89,291	76,626
	1,130,319	1,189,111	1,062,838
Capitalization (amortization) of IMR	(3,969)	(1,425)	(5,150)
Investment expenses	(87,715)	(87,723)	(85,262)
Total	$1,038,635	$1,099,963	$972,426

Non-admitted due and accrued income from bonds in default or 90 days past due and non-admitted other invested assets totaled $691, $685 and $0 in 2022, 2021 and 2020, respectively.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 were as follows:

	2022	2021	2020
Bonds	$(109,627)	$4,150	$40,583
Common stocks – unaffiliated	32,665	56,527	(18,579)
Foreign currency exchange	(520)	(172)	(694)
Derivative instruments	(449,928)	381,215	127,031
Other invested assets	42,818	108,642	33,486
	(484,592)	550,362	181,827
Amount transferred to (from) the IMR, net of taxes	87,118	(9,022)	(43,576)
Income tax benefit (expense)	150,332	(88,226)	(52,420)
Total	$(247,142)	$453,114	$85,831

Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

	2022	2021	2020
Bonds:
Gross realized gains	$57,153	$45,865	$78,046
Gross realized losses	(150,921)	(32,400)	(22,677)
Common stocks:
Gross realized gains	$48,701	$62,816	$20,961
Gross realized losses	(16,036)	(6,289)	(35,107)

Proceeds from the sales of bonds amounted to $1,704,029, $1,910,096, and $1,805,184 for the years ended December 31, 2022, 2021 and 2020, respectively.

(Continued)

32

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(5)	Investments (Continued)

Net Realized Capital Gains (Losses) (Continued)

The Company recognized the following wash sales on common stocks with a NAIC designation of 3 or below, or unrated for the years ended December 31:

	Number of transactions	Carry value of securities sold	Cost of securities repurchased	Gain / (Loss)
2022	—	$—	$—	$—
2021	14	358	578	282
2020	—	—	—	—

OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

	2022	2021	2020
Bonds:
U.S. government securities	$264	$1,581	$803
Corporate securities	8,043	7,734	12,774
Asset-backed securities	913	—	1,207
CMBS	4,602	—	—
RMBS	2,037	—	2
Common stocks	—	—	4,433
Mortgage loans	—	267	—
Other invested assets	5,431	7,842	11,424
Total OTTI	$21,290	$17,424	$30,643

Due to the transactions described in note 14 Reinsurance, the Company recognized $15,744 of intent to sell OTTI on March 31, 2022, $7,550 of which was related to loan-backed and structured securities, on investments identified to be transferred to the reinsurer upon closing. The Company recognized OTTI totaling $0 based on management’s intent to sell securities that were in an unrealized loss position during 2021. The Company recognized OTTI totaling $1,207 based on management’s intent to sell securities that were in an unrealized loss position during 2020. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2022, 2021 or 2020.

Net Unrealized Investment Gains (Losses)

Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

	2022	2021	2020
Bonds	$(1,522)	$187	$164
Common stocks – unaffiliated	(102,929)	55,221	6,071
Common stocks – affiliated	4,588	(33,517)	(497)
Other invested assets	44,570	244,521	57,636
Derivative instruments	(403,777)	(201,280)	121,279
Other	(13,159)	(2,947)	(6,307)
Deferred tax asset (liability)	106,486	(10,928)	(33,206)
Total	$(365,743)	$51,257	$145,140

(Continued)

33

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(5)	Investments (Continued)

Net Unrealized Investment Gains (Losses) (Continued)

Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

	2022	2021
Cost	$386,192	$389,627
Gross unrealized gains	68,272	158,319
Gross unrealized losses	(18,268)	(5,385)
Admitted asset value	$436,196	$542,561

(6)	Derivative Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company’s financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company’s cash flows.

Freestanding derivatives are carried on the Company’s statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company’s derivative financial instruments held:

		December 31, 2022			December 31, 2021
			Fair value			Fair value
Primary underlying risk exposure	Instrument type	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
Interest rate	Interest rate futures	$1,774,600	$—	$—	$1,663,278	$—	$—
	Interest rate forwards	692,000	—	77,963	—	—	—
Foreign currency	Foreign currency forwards	197,597	—	12,867	—	—	—
Equity market	Equity futures	680,049	—	—	690,912	—	—
	Equity options	17,289,830	428,576	211,519	16,660,779	1,051,918	547,298
Total derivatives		$20,634,076	$428,576	$302,349	$19,014,969	$1,051,918	$547,298

(Continued)

34

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(6)	Derivative Instruments (Continued)

The majority of the freestanding derivatives utilized by the Company are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

Interest rate forwards are used by the Company to economically hedge interest rate risks primarily associated with secondary guarantees on variable annuities. An interest rate forward is an agreement between two parties to exchange a future settlement based upon a predetermined notional amount and forward interest rate.

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

(Continued)

35

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(6)	Derivative Instruments (Continued)

Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

	2022
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate futures	$(278,285)	$—	$5,285
Interest rate forwards	—	—	(77,963)
Foreign currency forwards	—	—	(12,867)
Equity futures	(10,263)	—	1,965
Equity options	(161,380)	—	(320,197)
Total gains (losses) recognized from derivatives	$(449,928)	$—	$(403,777)

	2021
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$133,487	$13,239	$(197,053)
Interest rate futures	(53,043)	—	(243)
Equity futures	(26,530)	—	4,583
Equity options	327,301	—	(8,567)
Total gains (losses) recognized from derivatives	$381,215	$13,239	$(201,280)

(Continued)

36

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(6)	Derivative Instruments (Continued)

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives (Continued):

	2020
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$21,075	$14,082	$110,719
Interest rate swaptions	(985)	—	975
Interest rate futures	47,132	—	(2,000)
Foreign currency forwards	8	—	—
Equity futures	(88,940)	—	2,326
Equity options	148,741	—	9,259
Total gains recognized from derivatives	$127,031	$14,082	$121,279

The Company’s gain (loss) from operations after considering the net realized capital gains (losses) and net change in unrealized capital gains (losses) on derivatives for the years ended December 31 is as follows:

	2022	2021	2020
Gain (loss) from operations before net realized capital gains (losses)	$151,279	$(478,179)	$(110,678)
Net realized capital gains (losses) on derivatives	(449,928)	381,215	127,031
Net change in unrealized capital gains (losses) on derivatives	(403,777)	(201,280)	121,279
Tax impacts	225,131	(10,240)	(64,039)
Total	(477,295)	$(308,484)	$73,593

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty’s derivatives reaches a predetermined threshold. The Company received collateral from OTC counterparties in the amount of $191,522 and $516,887 at December 31, 2022 and 2021, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2022 and 2021, none of the collateral had been sold or re-pledged. The Company delivered collateral to OTC counterparties in the form of fixed maturity securities with a carrying value of $9,893 and cash collateral of $39,303 at December 31, 2022. No collateral was pledged to OTC counterparties at December 31, 2021. The Company delivered collateral for futures contracts in the form of fixed maturity securities with the carrying value of $79,689 and $199,237 at December 31, 2022 and 2021, respectively. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus. Cash collateral pledged is reported as a receivable in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)

37

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(7)	Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders.

The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company’s general account, is included in the non-guaranteed column below.

Information regarding the separate accounts of the Company was as follows:

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed	Total
Premiums, considerations or deposits for year ended December 31, 2022	$—	$—	$3,464,857	$3,464,857

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed	Total
Reserves at December 31, 2022
For accounts with assets at:
Fair value	$458,145	$—	$27,359,248	$27,817,393

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed	Total
Reserves at December 31, 2022
By withdrawal characteristics:
With fair value adjustment	$417,704	$—	$—	$417,704
At fair value	20,478	—	27,346,084	27,366,562
Not subject to discretionary
withdrawal	19,963	—	13,164	33,127
Total	$458,145	$—	$27,359,248	$27,817,393

The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

(Continued)

38

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(7)	Separate Accounts (Continued)

Reconciliation of net transfer to (from) separate accounts:

2022
Transfers as reported in the summary of operations of the Annual Statement of the Separate Accounts:
Transfers to separate accounts	$3,464,857
Transfers from separate accounts	(3,117,430)
Net transfers to (from) separate accounts	347,427

Reconciling adjustments:
Investment expenses and other activity not included in transfers out in Annual Statement of the Separate Accounts	(138,084)
Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement	233,982
Fees associated with charges for investment management and contract guarantees	(74,365)
Total reconciling adjustments	21,533
Total transfers reported in the statutory statements of operations	$368,960

(8)	Federal Income Taxes

Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows

	2022	2021	2020
Provision computed at statutory rate	$(50,461)	$(14,295)	$5,340
IMR amortization	9,592	455	1,082
Net gain on reinsurance	89,357	—	—
Dividends received deduction	(38,751)	(22,486)	(24,033)
Tax credits	(17,163)	(12,831)	(13,410)
Non-admitted assets	(3,051)	(4,567)	(2,483)
Change in valuation allowance	100,000	1,000	156,000
Expense adjustments and other	(1,030)	4,080	(2,557)
Total tax	$88,493	$(48,644)	$119,939

Federal income tax expense (benefit)	$93,024	$(140,253)	$(45,725)
Tax on capital gains/losses	(150,332)	88,226	52,420
Change in net deferred income taxes	145,801	3,383	113,244
Total statutory income taxes	$88,493	$(48,644)	$119,939

(Continued)

39

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

The components of income tax expense (benefit) for the years ended December 31 were as follows:

	2022	2021	2020
Tax on income	$112,367	$(133,205)	$(44,183)
Tax credits	(17,163)	(12,831)	(13,410)
Tax on capital gains/losses	(150,332)	88,226	52,420
Other taxes	(2,180)	5,783	11,868
Total income tax expense	$(57,308)	$(52,027)	$6,695

The components of the net deferred tax asset as of December 31 were as follows:

December 31, 2022	Ordinary	Capital	Total
Gross deferred tax assets	$267,934	$15,372	$283,306
Deferred tax assets non-admitted	—	—	—
	267,934	15,372	283,306
Deferred tax liabilities	(134,054)	(109,608)	(243,662)
Net admitted deferred tax asset	$133,880	$(94,236)	$39,644

December 31, 2021	Ordinary	Capital	Total
Gross deferred tax assets	$322,732	$55,215	$377,947
Deferred tax assets non-admitted	—	—	—
	322,732	55,215	377,947
Deferred tax liabilities	(185,616)	(126,001)	(311,617)
Net admitted deferred tax asset	$137,116	$(70,786)	$66,330

	Change ordinary	Change capital	Change total
Gross deferred tax assets	$(54,798)	$(39,843)	$(94,641)
Deferred tax assets non-admitted	—	—	—
	(54,798)	(39,843)	(94,641)
Deferred tax liabilities	51,562	16,393	67,955
Net admitted deferred tax asset	$(3,236)	$(23,450)	$(26,686)

(Continued)

40

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

December 31, 2022	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$6,225	$6,225
Adjusted gross deferred tax assets expected to be realized within three years	89,184	—	89,184
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	178,750	9,147	187,897
Deferred tax assets admitted	$267,934	$15,372	$283,306

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2022 was $483,542.

December 31, 2021	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$44,671	$44,671
Adjusted gross deferred tax assets expected to be realized within three years	123,534	—	123,534
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	199,198	10,544	209,742
Deferred tax assets admitted	$322,732	$55,215	$377,947

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2021 was $496,012.

The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

	2022	2021
Ratio percentage	960%	956%
Capital and surplus used	$3,223,616	$3,306,750

As of December 31, 2022 the availability of tax planning strategies did not result in a change in the Company’s deferred tax asset. As of December 31, 2021, the availability of tax planning strategies resulted in an increase of the Company’s adjusted gross deferred tax asset by approximately 7% of which all was ordinary for tax purposes..

The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 2% as of December 31, 2022 most of which was ordinary for tax purposes. The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 20% as of December 31, 2021 of which all was ordinary for tax purposes.

The Company did not use any reinsurance tax planning strategies.

(Continued)

41

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(8)	Federal Income Taxes (Continued)

The tax effects of temporary differences that give rise to the Company’s net deferred federal tax asset as of December 31 were as follows:

	2022	2021
Deferred tax assets:
Ordinary:
Policyholder liabilities	$151,817	$197,165
Investments	48,619	3,517
Deferred acquisition costs	174,884	185,904
Pension and postretirement benefits	26,649	26,449
Non-admitted assets	42,441	39,390
Net operating loss carry-forward	49,350	—
Other	31,174	27,307
Gross ordinary deferred tax assets	524,934	479,732
Valuation allowance	(257,000)	(157,000)
Non-admitted ordinary deferred tax assets	—	—
Admitted ordinary deferred tax asset	267,934	322,732
Capital:
Investments	14,621	54,068
Net unrealized capital losses	751	1,147
Gross capital deferred tax assets	15,372	55,215
Non-admitted capital deferred tax assets	—	—
Admitted capital deferred tax asset	15,372	55,215
Admitted deferred tax assets	283,306	377,947

Deferred tax liabilities:
Ordinary:
Investments	11,098	47,281
Fixed assets	8,992	9,874
Deferred and uncollected premium	4,047	6,375
Policyholder liabilities	25,764	35,419
Computer software	11,141	13,778
Other	73,012	72,889
Gross ordinary deferred tax liabilities	134,054	185,616
Capital:
Investments	13,085	4,758
Net unrealized capital gains	96,523	121,243
Gross capital deferred tax liabilities	109,608	126,001
Gross deferred tax liabilities	243,662	311,617
Net deferred tax asset	$39,644	$66,330

(Continued)

42

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

As of December 31, 2022 and 2021, management determined that a valuation allowance was required for those gross deferred tax items based on managements’ assessment that it is more likely than not that these deferred tax items will not be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

The change in net deferred income taxes is comprised of the following:

	2022	2021	Change
Total deferred tax assets	$283,306	$377,947	$(94,641)
Total deferred tax liabilities	(243,662)	(311,617)	67,955
Change in net deferred income tax	$39,644	$66,330	(26,686)
Tax effect of deferred tax asset / deferred tax liability on unrealized capital gains (losses)			(106,486)
Deferred gain from reinsurance			(8,072)
Tax effect of deferred tax asset on liability for pension benefits			2,984
Net change in deferred income tax			(138,260)
Tax effect of deferred tax asset on statutory goodwill			(431)
Tax effect of statutory surplus adjustment on DTA			(7,110)
Change in net deferred income tax asset			$(145,801)

As of December 31, 2022, the Company had $153,000, $—, and $82,000 net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards, respectively. Total capital income taxes incurred in the current and prior years of $82,233 are available for recovery in the event of future net losses.

No aggregate deposits were reported as admitted assets under Section 6603 of the IRS Code as of December 31, 2022.

A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

	2022	2021
Balance at beginning of year	$1,851	$1,084
Additions based on tax positions related to current year	330	570
Additions (reductions) for tax positions of prior years	(240)	197
Balance at end of year	$1,941	$1,851

Included in the balance of unrecognized tax benefits at December 31, 2022 are potential benefits of $1,941 that, if recognized, would affect the effective tax rate on income from operations.

As of December 31, 2022, accrued interest and penalties of $114 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $59 is recognized as a current income tax expense on the statutory statements of operations.

At December 31, 2022, the Company does not expect a significant increase in tax contingencies within the next 12 months.

All tax years through 2017 are closed. A limited scope audit of the Company’s 2018 tax year commenced in 2021. In connection with the audit, the Statute of Limitations for 2018 was extended to September 30, 2023. The Company believes that any additional taxes assessed or refunded as a result of examination will not have a material impact on its financial position. The IRS has not stated an intention to audit the Company’s 2019, 2020 or 2021 consolidated tax return.

(Continued)

43

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)	Related Party Transactions

The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $35,223, $38,630 and $34,893 in 2022, 2021 and 2020, respectively. As of December 31, 2022 and 2021, the amount due to Securian AM under these agreements was $11,683 and $16,720, respectively.

The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company’s fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,537, $1,485 and $1,423 for the years ended December 31, 2022, 2021 and 2020, respectively. The Company also recognized commission expense of $116,024, $102,998 and $73,920 for the years ended December 31, 2022, 2021 and 2020, respectively. The Company recognized commissions payable to SFS in the amounts of $3,583 and $7,013 at December 31, 2022 and 2021, respectively.

Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2022, 2021 and 2020, the amounts transferred were $15,839, $19,227 and $16,339, respectively and is included in other income in the statements of operations.

The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2022 and 2021, the amount payable to the Company was $43,770 and $46,106, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2022, 2021 and 2020 were $139,343, $130,959 and $135,425, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2022, 2021 and 2020 was $39,364, $39,767 and $14,379, respectively, and the amount payable to SFG at December 31, 2022 and 2021 was $21,412 and $21,010, respectively. Settlements are made quarterly.

The Company has two group variable universal life and other individual universal life policies with SFG. The Company received premiums of $3,165, $6,500 and $7,600 in 2022, 2021 and 2020, respectively, for these policies. The Company paid claims totaling $3,165, $2,363, and $2,034 in 2022, 2021, and 2020, respectively. As of December 31, 2022 and 2021, reserves held under these policies were $105,914 and $114,744, respectively.

Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $9,506, $10,076 and $12,674 in 2022, 2021 and 2020, respectively.

CRI Securities, LLC (CRI), an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $0, $0 and $2,844 in 2022, 2021 and 2020, respectively.

The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2022, 2021 and 2020, the Company recognized $133, $850 and $659, respectively of net income (expense) from conversions. The amount receivable from Securian Life at December 31, 2022 and 2021 was $299 and $195, respectively. These amounts are settled quarterly.

The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $24,986, $12,101 and $21,581 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2022, 2021 and 2020, respectively, and the amount payable to Securian Life at December 31, 2022 and 2021 was $8,016 and $4,160, respectively. Depending on Securian Life’s mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

(Continued)

44

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)	Related Party Transactions (Continued)

The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2022 and 2021, the Company sold $59,700 and $60,400, respectively, of mortgage loans to Securian Life.

The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled monthly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

	2022	2021
Admitted assets:
Premiums deferred and uncollected	$112,178	$130,318
Total assets	$112,178	$130,318

Liabilities
Policy reserves:
Life insurance	113,372	89,996
Accident and health	1,871	2,286
Policy claims in process of settlement	258,745	307,694
Other policy liabilities	1,184	468
Accrued commissions and expenses	9,101	10,638
Total liabilities	$384,273	$411,082

For the years ending December 31, the Company recognized the following activity, before federal income tax expense (benefit), related to this agreement within the following line items of the statutory statements of operations:

	2022	2021	2020
Revenues:
Premiums	$799,186	$777,500	$749,824
Total revenues	799,186	777,500	749,824

Benefits and expenses:
Policyholder benefits	753,871	897,067	742,745
Commission expense	68,882	64,144	61,860
Total benefits and expenses	822,753	961,211	804,605
Net loss	$(23,567)	$(183,711)	$(54,781)

(Continued)

45

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)	Related Party Transactions (Continued)

Effective October 1, 2020, the Company entered into a reinsurance agreement with 1880 Reinsurance Company (1880 Re), a wholly owned subsidiary of SFG, whereby 1880 Re assumes certain Group business from the Company. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statement of admitted assets, liabilities, and capital and surplus related to this agreement with 1880 Re:

	2022	2021
Admitted assets:
Premiums deferred and uncollected	$(21,414)	$(21,504)
Other assets	41,358	55,748
Total assets	$19,944	$34,244

Liabilities
Policy reserves:
Life insurance	$(15,998)	$(7,975)
Policy claims in process of settlement	(39,499)	(43,659)
Other policy liabilities	103,425	101,269
Total liabilities	$47,928	$49,635

For the year ending December 31, the Company recognized the following activity, before federal income tax expense (benefit). related to this agreement within the following line items of the statutory statements of operations:

	2022	2021	2020
Revenues:
Premiums	$(198,665)	$(191,120)	$(47,984)
Commission expense	7,362	7,111	—
Other income	(550)	(364)	—
Total revenues	$(191,853)	$(184,373)	$(47,984)

Benefits and expenses:
Policyholder benefits	(177,100)	(189,938)	52,348
Increase in policy reserves	(5,759)	(6,522)	1,679
Total benefits and expenses	(182,859)	(196,460)	54,027
Net income (loss)	$(8,994)	$12,087	$6,043

(Continued)

46

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(10)	Liability for Unpaid Accident and Health Claims and Claim Adjustment Expenses

Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

	2022	2021	2020
Balance at January 1	$620,649	$628,688	$639,574
Less: reinsurance recoverable	486,085	509,225	518,958
Net balance at January 1	134,564	119,463	120,616
Incurred related to:
Current year	142,918	151,905	140,442
Prior years	(16,305)	(10,824)	(14,501)
Total incurred	126,613	141,081	125,941
Paid related to:
Current year	56,983	62,452	62,617
Prior years	67,177	63,528	64,477
Total paid	124,160	125,980	127,094
Net balance at December 31	137,017	134,564	119,463
Plus: reinsurance recoverable	480,886	486,085	509,225
Balance at December 31	$617,903	$620,649	$628,688

The liability for unpaid accident and health claim adjustment expenses as of December 31, 2022 and 2021 was $2,779 and $2,797, respectively, and is included in the table above.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased $16,305, $10,824, $14,501 in 2022, 2021 and 2020, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

The Company incurred $2,314 and paid $2,332 of claim adjustment expenses in the current year, of which $730 of the paid amount was attributable to insured and covered events of prior years.

(11)	Business Combinations and Goodwill

Aggregate goodwill related to acquisitions made in prior years was $12,441 and $18,662 as of December 31, 2022 and 2021, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,221, $6,221 and $6,221 for the year ended December 31, 2022, 2021 and 2020, respectively.

(12)	Pension Plans and Other Retirement Plans

Pension and Other Postretirement Plans

The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent’s adjusted annual compensation.

The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

(Continued)

47

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12)	Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The change in the benefit obligation and plan assets for the Company’s plans as of December 31 was calculated as follows:

	Pension benefits		Other benefits
	2022	2021	2022	2021
Change in benefit obligation:
Benefit obligation at beginning of year	$50,649	$52,008	$4,747	$5,132
Service cost	—	—	147	174
Interest cost	1,755	1,598	128	116
Actuarial loss	(11,847)	(788)	(1,345)	(519)
Benefits paid	(2,215)	(2,169)	(149)	(156)
Benefit obligation at end of year	$38,342	$50,649	$3,528	$4,747

Change in plan assets:
Fair value of plan assets at beginning of year	$51,546	$50,177	$—	$—
Actual return on plan assets	1,443	1,359	—	—
Employer contribution	2,215	2,179	149	156
Benefits paid	(2,215)	(2,169)	(149)	(156)
Fair value of plan assets at end of year	$52,989	$51,546	$—	$—

Funded status	$14,647	$897	$(3,528)	$(4,747)

Assets:
Prepaid plans assets	$14,746	$14,194	$—	$—
Overfunded plan assets	(99)	(13,297)	—	—
Total assets	14,647	897	—	—
Liabilities recognized:
Accrued benefit costs	—	—	6,889	7,096
Liability for benefits	—	—	(3,361)	(2,349)
Total liabilities recognized	$—	—	3,528	$4,747

Unrecognized liabilities	$(14,647)	$(897)	$(3,361)	$(2,349)

Weighted average assumptions used to determine benefit obligations:
Discount rate	5.42%	2.77%	5.42%	2.81%
Rate of compensation increase	N/A	N/A	N/A	N/A

(Continued)

48

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12)	Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

	Pension benefits		Other benefits
	2022	2021	2022	2021
Weighted average assumptions used to determine net periodic benefit costs:
Expected long-term return on plan assets	3.50%	3.75%	N/A	N/A
Discount rate	2.77%	2.39%	2.81%	2.45%
Components of net periodic benefit costs:
Service cost	$—	$—	$147	$174
Interest cost	1,755	1,598	128	116
Expected return on plan assets	(1,803)	(1,882)	—	—
Amount of prior service cost recognized	—	—	(129)	(478)
Amount of recognized actuarial loss (gain)	1,711	1,375	(204)	(187)
Net periodic benefit cost	$1,663	$1,092	$(58)	$(375)

Amounts in unassigned surplus recognized as components of net periodic benefit costs:
Items not yet recognized as a component of net periodic benefit cost – prior year	$13,297	$14,938	$(2,349)	$(2,494)
Net prior service (cost) credit recognized	—	—	129	478
Net loss arising during the period	(11,487)	(266)	(1,345)	(519)
Net gain (loss) recognized	(1,711)	(1,375)	204	187
Items not yet recognized as a component of net periodic benefit cost – current year	$99	$13,297	$(3,361)	$(2,349)

Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net prior service cost (credit)	$—	$—	$—	$(129)
Net recognized (gains) losses	—	1,163	—	(194)

Accumulated benefit obligation	$38,342	$50,649	$3,528	$4,747

(Continued)

49

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12)	Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The Company updated its assumptions as of December 31, 2022 and December 31, 2021 with respect to its pension and postretirement benefit obligations after a review of plan experience. The impacts related to assumption changes are a component of the net actuarial gain (loss).

Estimated future benefit payments for pension and other postretirement benefits:

	Pension benefits	Other benefits
2023	$2,913	$256
2024	3,006	254
2025	2,990	265
2026	2,960	268
2027	2,931	271
2028-2032	14,182	1,435

For measurement purposes, a 6.30% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2022. The rate was assumed to decrease gradually to 3.90% for 2075 and remain at that level thereafter.

The assumptions presented herein are based on pertinent information available to management as of December 31, 2022 and 2021. Actual results could differ from those estimates and assumptions

Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan’s investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

The Company’s non-contributory defined benefit plan’s assets were allocated 100% to the insurance company general account at both December 31, 2022 and 2021. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial Instruments for further discussion on these levels.

The following tables summarize the Company’s pension benefit plans’ financial assets measured at fair value:

December 31, 2022	Level 1	Level 2	Level 3	Total
Insurance company general account	$—	$—	$52,989	$52,989

December 31, 2021	Level 1	Level 2	Level 3	Total
Insurance company general account	$—	$—	$51,546	$51,546

Insurance company general account

Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

(Continued)

50

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12)	Pension Plans and Other Retirement Plans (Continued)

Profit Sharing Plans

The Company also has a profit sharing plan covering substantially all agents. The Company’s contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent’s annual contribution. The Company recognized contributions to the plan during 2022, 2021 and 2020 of $1,391, $1,270 and $1,186, respectively.

(13)	Capital and Surplus and Dividends

During the year ended December 31, 2022, the Company declared and paid dividends to SFG consisting of common stock in the amount of $4,998. During the year ended December 31, 2021, the Company declared and paid dividends to SFG consisting of common stock in the amount of $5,000, and its ownership interest of $3,402 in CRI.

Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2022 statutory results, the maximum amount available for the payment of dividends during 2023 by Minnesota Life Insurance Company without prior regulatory approval is $328,493.

For the year ended December 31, 2022, there were no capital contribution received from SFG. For the year ended December 2021, there was a cash capital contribution in the amount of $100,000. For the year ended December 31, 2020, there were no capital contributions from SFG to the Company.

Other than noted above, there are no restrictions placed on the Company’s unassigned surplus, including for whom the surplus is being held.

The Company is required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2022 and 2021.

(14)	Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2022 and 2021, policy reserves are reflected net of reinsurance ceded of $4,909,968 and $1,322,783, respectively.

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

	2022	2021	2020
Direct premiums and annuity considerations	$8,758,869	8,562,341	$7,896,662
Reinsurance assumed	825,119	803,049	774,621
Reinsurance ceded	(5,559,439)	(1,618,822)	(1,007,623)
Total premiums and annuity considerations	$4,024,549	$7,746,568	$7,663,660

The Company has reinsurance agreements with Securian Life and 1880 Re as discussed in detail in note 9 Related Party Transactions which are included in the reinsurance assumed and ceded information above, respectively.

The Company has an Aggregate Stop Loss reinsurance program, in conjunction with Securian Life with a 125% Loss Ratio attachment point and $110 million of available coverage capacity. No reinsurance credit has been recorded for this program for the years ended December 31, 2022, 2021 and 2020.

(Continued)

51

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(14)	Reinsurance (Continued)

Reinsurance recoveries on ceded reinsurance contracts were $1,724,911, $1,279,189 and $952,825 during 2022, 2021 and 2020, respectively.

As of December 31, 2022, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

Company representative	Reinsurer
Agent of the Company	Futural Life Insurance Company
Agent of the Company	WFI Reinsurance LTD
Agent of the Company	Atlantic Security Life Insurance Company

During 2022, the Company closed transactions to reinsure several closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts (collectively “the Transactions”). The Transactions included coinsurance and modified coinsurance structures with certain of the counterparties’ reinsurance obligations secured via a trust established for the benefit of the Company. Closing of the Transactions resulted in an initial reinsurance ceded premium of $3,635,130, ceding commission of $498,500 recorded in other income and net realized losses on transferred assets of $78,533 before taxes and transfers to IMR recorded on the statements of operations and capital and surplus, and $3,072,525 of non-cash investing activities excluded from the statutory statements of cash flows related to transferred investments. The initial reinsurance gain of $422,108 from the Transactions was deferred to surplus via general insurance expenses and taxes and presented in other, net in the statements of operations and capital and surplus. At December 31, 2022, $19,482,324 of separate account assets and liabilities associated with the Transactions were reinsured under modified coinsurance.

(15)	Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

The Company has long-term commitments to fund alternative investments and real estate investments totaling $597,790 as of December 31, 2022. The Company estimates that $239,000 of these commitments will be invested in 2023, with the remaining $358,790 invested over the next four years.

As of December 31, 2022, the Company had committed to originate mortgage loans totaling $62,950 but had not completed the originations.

As of December 31, 2022, the Company had committed to purchase bonds totaling $33,141 but had not completed the purchase transactions.

The Company has 100% coinsurance agreements for its individual disability line, certain closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts. Under the terms of these agreements, assets supporting the reserves transferred to the reinsurers are held under trust agreements for the benefit of the Company in the event that the reinsurers are unable to perform their obligations. At December 31, 2022 and 2021, the assets held in trust were $3,881,446 and $529,481, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

(Continued)

52

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(15)	Commitments and Contingencies (Continued)

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2022 and 2021, this liability was $118 and $210, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,365 and $2,740 as of December 31, 2022 and 2021, respectively. These assets are being amortized over a five-year period.

(16)	Leases

The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2023, $1,398; 2024, $1,076; 2025, $857; 2026, $600; 2027, $520. Income from these leases was $2,335, $2,599 and $2,575 for the years ended December 31, 2022, 2021 and 2020, respectively, and is reported in net investment income on the statutory statements of operations.

(17)	Borrowed Money

The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2022, the Company had entered into agreements with face amount and carrying value totaling $120,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2022 have a maturities of less than one year with principal due at those times. Interest rates are determined at the reset date and ranged from 0.47% to 4.91% during 2022. The Company paid $2,345, $621 and $2,178 in interest in 2022, 2021 and 2020, respectively, and accrued interest of $49 and $5 at December 31, 2022 and 2021, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2022 and 2021, the maximum amount borrowed from the FHLB was $120,000 and $220,000, respectively.

The Company pledged general account bonds with a carrying value and fair value of $1,080,755 and $990,785, respectively, as collateral for FHLB borrowings as of December 31, 2022. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $706,148 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The carrying value and fair value of the maximum amount of general account collateral pledged to the FHLB during 2022 was $1,860,289 and $1,958,405, respectively.

As of December 31, 2022 and 2021, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $4,800 and $4,800 at December 31, 2022 and 2021, respectively. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18)	Surplus Notes

In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2022 and 2021, the balance of the surplus notes was $118,000.

The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2022 and 2021. The interest paid in 2022, 2021 and 2020 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2022 was $277,074. Interest is included in net investment income in the statutory statements of operations.

(Continued)

53

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(19)	Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

The amount of net premiums written by the Company at December 31, 2022 that are subject to retrospective rating features was $540,228 which represented 46.0% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

(20)	Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Individual Annuities

December 31, 2022	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$830,911	$412,709	$—	$1,243,620	14.0%
At book value less current surrender charges of 5% or more	482,048	—	—	482,048	5.4%
At fair value	—	20,478	5,247,280	5,267,758	59.5%
Total with market value adjustment or at fair value	1,312,959	433,187	5,247,280	6,993,426	78.9%
At book value without adjustment	1,032,697	—	—	1,032,697	11.6%
Not subject to discretionary withdrawal	814,185	19,962	13,164	847,311	9.5%
Total, gross	3,159,841	453,149	5,260,444	8,873,434	100.0%
Reinsurance ceded	515,465	—	—	515,465
Total, net	$2,644,376	$453,149	$5,260,444	$8,357,969
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$198,132	$—	$—	$198,132

(Continued)

54

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(20)	Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Group Annuities

December 31, 2022	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$4,547,036	$—	$—	$4,547,036	16.9%
At book value less current surrender charges of 5% or more	—	—	—	—	0.0%
At fair value	—	—	18,605,590	18,605,590	69.3%
Total with market value adjustment or at fair value	4,547,036	—	18,605,590	23,152,626	86.2%
At book value without adjustment	14,047	—	—	14,047	0.0%
Not subject to discretionary withdrawal	3,702,853	—	—	3,702,853	13.8%
Total, gross	8,263,936	—	18,605,590	26,869,526	100.0%
Reinsurance ceded	1,351,695	—	—	1,351,695
Total, net	$6,912,241	$—	$18,605,590	$25,517,831
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$—	$—	$—	$—

Deposit Type Contracts

December 31, 2022	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charges of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
Total with market value adjustment or at fair value	—	—	—	—	0.0%
At book value without adjustment	1,137,228	—	—	1,137,228	66.0%
Not subject to discretionary withdrawal	586,144	—	—	586,144	34.0%
Total, gross	1,723,373	—	—	1,723,373	100.0%
Reinsurance ceded	17,532	—	—	17,532
Total, net	$1,705,840	$—	$—	$1,705,840
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$—	$—	$—	$—

(Continued)

55

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(20)	Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Deposit Type Contracts (Continued)

As of December 31, 2022:
Amount
Life and Accident and Health Annual Statement:
Annuities	$9,551,820
Supplementary contracts with life contingencies	4,797
Deposit-type contracts	1,705,840
Total reported on Life and Accident and Health Annual Statement	11,262,457
Annual Statement of the Separate Accounts:
Exhibit 3 line 0299999, column 2	24,319,183
Total reported on the Annual Statement of the Separate Accounts	24,319,183
Combined total	$35,581,640

(21)	Analysis of Life Actuarial Reserves by Withdrawal Characteristics

	General account
December 31, 2022	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$108	$125
Universal life	1,142,046	1,138,754	1,620,503
Universal life with secondary guarantees	205,947	187,071	574,303
Indexed universal life	6,571,693	6,145,747	6,726,066
Indexed universal life with secondary guarantees	1,264,036	1,116,673	1,715,903
Indexed life	—	—	—
Other permanent cash value life insurance	—	866,346	984,249
Variable life	129,021	57,393	249,761
Variable universal life	70,137	70,137	70,137
Miscellaneous reserves	2,811,677	2,523,746	2,811,677
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,067,603
Accidental death benefits	—	—	27
Disability – active lives	—	—	23,481
Disability – disabled lives	—	—	429,984
Miscellaneous reserves	—	—	250,900
Total	12,194,557	12,105,975	16,524,719
Reinsurance ceded	—	—	2,504,415
Net total	$12,194,557	$12,105,975	$14,020,304

(Continued)

56

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(21)	Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

Separate account - non-guaranteed
December 31, 2022	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	—	—	—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Indexed life	—	—	—
Other permanent cash value life insurance	—	—	—
Variable life	3,242,762	3,114,683	3,147,127
Variable universal life	351,082	351,082	351,082
Miscellaneous reserves	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability – active lives	—	—	—
Disability – disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	3,593,845	3,465,766	3,498,209
Reinsurance ceded	—	—	—
Net total	$3,593,845	$3,465,766	$3,498,209
Grand total	$15,788,402	$15,571,741	$17,518,513

(Continued)

57

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(21)	Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

As of December 31, 2022:

Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$11,573,932
Exhibit 5, Accidental death benefits sections, total (net)	12
Exhibit 5, Disability – active lives section, total (net)	8,671
Exhibit 5, Disability – disables lives section, total (net)	358,125
Exhibit 5, Miscellaneous reserves section, total (net)	2,079,564
Subtotal	14,020,304
Separate Accounts Annual Statement:
Exhibit 3 line 0199999, column 2	3,498,209
Exhibit 3 line 0499999, column 2	—
Exhibit 3 line 0599999, column 2	—
Subtotal	3,498,209
Combined total	$17,518,513

(22)	Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2022 were as follows:

	Gross	Net of Loading
Ordinary new business	$5,041	$(25)
Ordinary renewal business	50,618	69,080
Credit life	159	159
Group life	672	663
Subtotal	56,490	69,877
Premiums due and unpaid	101,484	88,006
Portion of due and unpaid over 90 days	(400)	(400)
Net admitted asset	$157,574	$157,482

(Continued)

58

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(23)	Reconciliation to Adjustments to Financial Statements

Subsequent to the filing of the 2020 Annual Statement, certain adjustments were identified and recorded to properly reflect policy reserves on universal life policies with secondary guarantees, and related tax impacts, at December 31, 2020. The following is a reconciliation of the amounts previously reported to the state regulatory authorities in the 2020 Annual Statement of the Company to the amounts reported herein:

	2020
	Annual statement	Adjustments	Amounts reported herein
Total assets	$60,201,928	$3,991	$60,205,919
Total liabilities	$56,838,322	$19,005	$56,857,327
Total capital and surplus	$3,363,606	$(15,014)	$3,348,592
Net income (loss)	$(9,191)	$(15,656)	$(24,847)

(24)	Subsequent Events

On January 12, 2023, the Company declared a dividend to SFG consisting of equity securities in the amount of $2,193. The dividend was paid on February 3, 2023.

On January 18, 2023, the Company declared a dividend to SFG consisting of cash in the amount of $100,000. The dividend was paid on January 30, 2023.

Through March 28, 2023, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company’s financial statements.

59

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Selected Financial Data

December 31, 2022

(in thousands)

Investment Income Earned:
U.S. Government bonds	$8,755
Other bonds (unaffiliated)	735,253
Bonds of affiliates	—
Preferred stocks (unaffiliated)	4,622
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	14,580
Common stocks of affiliates	—
Mortgage loans	196,966
Real estate	21,577
Premium notes, policy loans and liens	23,494
Cash on hand and on deposit	(45)
Short-term investments	2,641
Other invested assets	—
Derivative instruments	—
Aggregate write-ins for investment income	122,476
Gross investment income	$1,130,319

Real Estate Owned - Book Value less Encumbrances	$48,933

Mortgage Loans - Book Value:
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	5,263,733
Total mortgage loans	$5,263,733

Mortgage Loans By Standing - Book Value:
Good standing	$5,263,733
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other Long Term Assets - Statement Value	$1,542,309

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds	$—
Preferred stocks	$—
Common stocks	$480,695

(Continued)

60

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Selected Financial Data (Continued)

December 31, 2022

(in thousands)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
Due within one year or less	$985,449
Over 1 year through 5 years	4,955,140
Over 5 years through 10 years	5,850,361
Over 10 years through 20 years	3,446,890
Over 20 years	5,374,899
No maturity date	—
Total by maturity	$20,612,739

Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
NAIC 1	$11,666,382
NAIC 2	8,270,653
NAIC 3	594,715
NAIC 4	67,174
NAIC 5	13,815
NAIC 6	—
Total by NAIC designation	$20,612,739

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded	$14,636,358
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed	$5,976,381

Preferred Stocks - Statement Value	$106,205
Common Stocks - Market Value	$916,891
Short-Term Investments and Cash Equivalents - Book Value	$263,159
Options, Caps & Floors Owned - Statement Value	$428,576
Options, Caps & Floors Written and In Force - Statement Value	$(211,519)
Collar, Swap & Forward Agreements Open - Statement Value	$(90,830)
Futures Contracts Open - Current Value	$—
Cash on Deposit	$(65,301)

Life Insurance In Force:
Industrial	$—
Ordinary	$83,538,680
Credit Life	$5,838,566
Group Life	$345,194,544

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$25,774

Life Insurance Policies with Disability Provisions in Force:
Industrial	$—
Ordinary	$179,426
Credit Life	$35,267
Group Life	$387,097,034

(Continued)

61

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Selected Financial Data (Continued)

December 31, 2022

(in thousands)

Supplementary Contracts in Force:
Ordinary - Not Involving Life Contingencies:
Amount on Deposit	$162,804
Income Payable	$19,894
Ordinary - Involving Life Contingencies:
Income Payable	$221
Group - Not Involving Life Contingencies:
Amount on Deposit	$42,267
Income Payable	$—
Group - Involving Life Contingencies:
Income Payable	$21,920

Annuities:
Ordinary:
Immediate - Amount of Income Payable	$113,216
Deferred - Fully Paid - Account Balance	$2,304,969
Deferred - Not Fully Paid - Account Balance	$5,809,992
Group:
Immediate - Amount of Income Payable	$349,409
Deferred - Fully Paid - Account Balance	$—
Deferred - Not Fully Paid - Account Balance	$10,500

Accident and Health Insurance - Premiums In Force:
Ordinary	$—
Group	$532,072
Credit	$60,186

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,481,797
Dividend Accumulations - Account Balance	$36,412

Claim Payments:
Group Accident and Health:
2022	$48,226
2021	$49,591
2020	$5,897
2019	$2,015
2018	$273
Prior	$803
Other Accident and Health:
2022	$3
2021	$1
2020	$—
2019	$—
2018	$—
Prior	$—
Other Coverages that use Developmental Methods to Calculate Claims Reserves:
2022	$4,498
2021	$5,003
2020	$2,659
2019	$1,406
2018	$654
Prior	$442

See accompanying independent auditors’ report

62

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories

December 31, 2022

(in thousands)

1.) Total admitted assets (excluding separate accounts):	$30,414,447

2.)	10 Largest exposures to a single issuer/borrower/investment:

Issuer	Amount	Percentage
Federal National Mortgage Association	$735,088	2.4%
Federal Home Loan Mortgage Corporation	$546,531	1.8%
Securian Life Insurance Co	$480,695	1.6%
Allied Solutions LLC	$193,047	0.6%
Berkshire Hathaway Inc.	$185,022	0.6%
The Home Depot, Inc.	$95,905	0.3%
Phillips 66	$94,839	0.3%
Cargill, Incorporated	$92,485	0.3%
Nestlé Holdings, Inc.	$90,823	0.3%
Union Pacific Corporation	$90,458	0.3%

3.)	Total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage	Stocks	Amount	Percentage
NAIC-1	$11,666,382	38.4%	P/RP-1	$76,825	0.3%
NAIC-2	$8,270,653	27.2%	P/RP-2	$24,831	0.1%
NAIC-3	$594,715	2.0%	P/RP-3	$2,488	0.0%
NAIC-4	$67,174	0.2%	P/RP-4	$1,578	0.0%
NAIC-5	$13,815	0.0%	P/RP-5	$483	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.)	Assets held in foreign investments:

	Amount	Percentage
Total admitted assets held in foreign investments:	$1,805,544	5.9%
Foreign-currency denominated investments of:	$—	0.0%
Insurance liabilities denominated in that same foreign currency:	$—	0.0%

5.)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$1,767,074	5.8%
Countries rated by NAIC-2	$10,470	0.0%
Countries rated by NAIC-3 or below	$28,000	0.1%

(Continued)

63

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories (Continued)

December 31, 2022

(in thousands)

6.)	Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

Sovereign Rating	Country	Amount	Percentage
Countries rated by NAIC-1	Australia	$445,383	1.5%
	United Kingdom	$408,796	1.3%

	Turks and Caicos
Countries rated by NAIC-2	Islands	$7,000	0.0%
	Mauritius	$1,975	0.0%

Countries rated by NAIC-3 or below	Liberia	$28,000	0.1%
	None	$—	0.0%

7.)	Aggregate unhedged foreign currency exposure:

Amount	Percentage
$78,110	0.3%

8.)	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$77,267	0.3%
Countries rated by NAIC-2	$842	0.0%
Countries rated by NAIC-3 or below	$—	0.0%

9.)	Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

Sovereign Rating	Country	Amount	Percentage
Countries rated by NAIC-1	United Kingdom	$32,974	0.1%
	France	$17,298	0.1%

Countries rated by NAIC-2	Hungary	$425	0.0%
	Thailand	$417	0.0%

Countries rated by NAIC-3 or below	None	$—	0.0%
	None	$—	0.0%

10.)	10 Largest non-sovereign foreign issues:

Issuer	NAIC Rating	Amount	Percentage
Vodafone Group	2FE	$73,396	0.2%
DCC PLC	2	$71,000	0.2%
Yara International ASA	2FE	$51,622	0.2%
Hofer Financial	1PL	$50,000	0.2%
Vector Limited	2	$47,000	0.2%
Perth Airport	2	$45,500	0.1%
Ryman Healthcare	2YE	$40,800	0.1%
Rio Tinto Group	1FE	$38,572	0.1%
NXP Semiconductors	2FE	$38,459	0.1%
Transurban Group	2FE	$38,195	0.1%

(Continued)

64

  MINNESOTA LIFE INSURANCE COMPANY

  Schedule of Supplemental Investment Risks Interrogatories (Continued)

  December 31, 2022

  (in thousands)

11.)	There were no admitted assets held in Canadian investments and unhedged Canadian currency exposures that exceeded 2.5% of the Company’s total admitted assets.

12.)	There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company’s total admitted assets.

13.)	Admitted assets held in the largest 10 equity interests:

Issuer	Amount	Percentage
Securian Life Insurance Company	$480,694	1.6%
Allied Solutions, LLC	$193,047	0.6%
Charles River Funds	$62,131	0.2%
Threshold Ventures Funds	$52,237	0.2%
Lerer Hippeau Funds	$48,555	0.2%
Gridiron Capital Funds	$39,731	0.1%
Genstar Capital Partners Funds	$38,758	0.1%
Maveron Equity Partners Funds	$37,865	0.1%
AEA Investors LP Funds	$35,873	0.1%
Portfolio Advisors LLC Funds	$33,702	0.1%

14.)	Admitted assets held in nonaffiliated, privately place equities:

	Amount	Percentage
Aggregate statement value of investments held in nonaffiliated privately placed equities	$1,106,160	3.6%

3 Largest investments held in nonaffiliated, privately placed	Amount	Percentage
Charles River Funds	$62,131	0.2%
Threshold Ventures Funds	$52,237	0.2%
Lerer Hippeau Funds	$48,555	0.2%

10 Largest fund managers	Total Invested	Diversified	Non-Diversified
Dreyfus Money Market Funds	$111,478	$111,478	$—
Invesco Funds	$67,863	$67,863	$—
Charles Schwab Corp	$64,813	$64,813	$—
BlackRock Funds	$64,190	$30,782	$33,408
Charles River Funds	$62,131	$—	$62,131
Securian Asset Management Funds	$52,565	$52,565	$—
Threshold Ventures Funds	$52,237	$—	$52,237
Lerer Hippeau Funds	$48,555	$—	$48,555
Gridiron Capital Funds	$39,731	$—	$39,731
Genstar Capital Partners Funds	$38,758	$—	$38,758

(Continued)

65

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories (Continued)

December 31, 2022

(in thousands)

15.)	There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company’s total admitted assets

16.)	Admitted assets held in mortgage loans:

10 Largest Annual Statement Schedule B aggregate mortgage interests:

Issuer	Type	Amount	Percentage
Massry Portfolio	Commercial	$57,089	0.2%
IRET Apartment Portfolio	Commercial	$54,900	0.2%
Meritex-Atlanta	Commercial	$43,250	0.1%
Wilshire Union Shopping Center	Commercial	$41,000	0.1%
Colonnade at Union Mill	Commercial	$38,000	0.1%
Towers of Colonie Apartments	Commercial	$36,334	0.1%
The Westchester Shopping Center	Commercial	$33,858	0.1%
Mars Industrial Facility	Commercial	$32,405	0.1%
Glenpointe East & Atrium	Commercial	$31,740	0.1%
Lockbourne-Williams Alum	Commercial	$31,093	0.1%

Admitted assets held in the following categories of mortgage loans:

Category	Amount	Percentage
Construction loans	$—	0.0%
Mortgage loans over 90 days past due	$—	0.0%
Mortgage loans in the process of foreclosure	$—	0.0%
Mortgage loans foreclosed	$—	0.0%
Restructured mortgage loans	$—	0.0%

17.)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
Above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91% to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81% to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71% to 80%	$—	0.0%	$1,471	0.0%	$—	0.0%
below 70%	$—	0.0%	$5,262,262	17.3%	$—	0.0%

18.)	There were no assets that exceeded 2.5% of the Company’s total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

(Continued)

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MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories (Continued)

December 31, 2022

(in thousands)

19.)	There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company’s total admitted assets.

20.)	Total admitted assets subject to the following types of agreements:

			At End of Each Quarter
Agreement Type	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$—	0.0%	$—	$—	$—
Repurchase	$—	0.0%	$—	$—	$—
Reverse repurchase	$—	0.0%	$—	$—	$—
Dollar repurchase	$—	0.0%	$—	$—	$—
Dollar reverse repurchase	$—	0.0%	$—	$—	$—

21.)	Warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$—	0.0%	$—	$—
Income generation	$—	0.0%	$—	$—
Other	$—	0.0%	$—	$—

22.)	Potential exposure for collars, swaps and forwards:

				At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$2,948	0.0%	$—	$5,654	$17,673
Income generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$—	0.0%	$—	$—	$—

23.)	Potential exposure for future contracts:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$48,091	0.0%	$79,580	$59,231	$40,949
Income generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$—	0.0%	$—	$—	$—

See accompanying independent auditors’ report

67

MINNESOTA LIFE INSURANCE COMPANY

Summary Investment Schedule

December 31, 2022

Investment Categories	Gross Investment Holdings		Admitted Assets
Long-term bonds
US governments	$342,472	1.16%	$342,472	1.16%
All other governments	15,141	0.05%	15,141	0.05%
US states, territories and possessions, etc. guaranteed	595	—%	595	—%
US political subdivisions of states, territories, and possessions, guaranteed	51,547	0.17%	51,547	0.17%
US special revenue and special assessment obligations, etc. non-guaranteed	1,830,646	6.19%	1,830,646	6.19%
Industrial and miscellaneous	18,199,673	61.50%	18,199,673	61.52%
Hybrid securities	20,984	0.07%	20,984	0.07%
SVO identified funds	—	—%	—	—%
Total long-term bonds	$20,461,058	69.14%	$20,461,058	69.16%
Preferred stocks
Industrial and miscellaneous (unaffiliated)	$106,205	0.36%	$106,205	0.36%
Total preferred stocks	$106,205	0.36%	$106,205	0.36%
Common stocks
Industrial and miscellaneous publicly traded (unaffiliated)	$160,376	0.54%	$160,376	0.54%
Industrial and miscellaneous other (unaffiliated)	26,389	0.09%	26,389	0.09%
Parents, subsidiaries and affiliates other	480,704	1.62%	480,695	1.62%
Mutual funds	52,565	0.18%	52,565	0.18%
Exchange Traded Funds	$196,866	0.67%	$196,866	0.67%
Total common stocks	$916,900	3.10%	$916,891	3.10%
Mortgage loans
Commercial mortgages	$5,263,733	17.78%	$5,263,733	17.79%
Total mortgage loans	$5,263,733	17.78%	$5,263,733	17.79%
Real estate
Properties occupied by the company	$48,933	0.16%	$48,933	0.17%
Total real estate	$48,933	0.16%	$48,933	0.17%
Cash, cash equivalents and short-term investments
Cash	$(65,301)	(0.22)%	$(65,301)	(0.22)%
Cash equivalents	202,249	0.68%	202,249	0.68%
Short-term investments	60,910	0.21%	60,910	0.21%
Total cash, cash equivalents and short-term investments	$197,858	0.67%	$197,858	0.67%
Policy loans	$585,127	1.98%	$579,702	1.96%
Derivatives	$428,576	1.45%	$428,576	1.45%
Other invested assets	$1,548,316	5.23%	$1,542,309	5.21%
Receivable for securities	$37,660	0.13%	$37,621	0.13%
Total invested assets	$29,594,366	100.00%	$29,582,886	100.00%

See accompanying independent auditors’ report

68

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Reinsurance Risks Interrogatories

December 31, 2022

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.	Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply:                   1

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

N/A as the reinsurance contract did not result in a reinsurance credit.

3.	Does Minnesota Life Insurance Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.	Provisions that permit settlements to be made less frequently than quarterly;
c.	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

(Continued)

69

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Reinsurance Risks Interrogatories (Continued)

December 31, 2022

4.	Has Minnesota Life Insurance Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract	Response:	Identify reinsurance contract(s	Has the insured event(s) triggering contract cover been recognized
Assumption reinsurance – new for the reporting p	Yes ☐ No		N/A
Non-proportional reinsurance, which does not result in significant surplus re	Yes ☐ No		Yes ☐ No ☐ N/A ☒

5.	Has Minnesota Life Insurance Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☒ N/A ☐

a.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☒ N/A ☐

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

See accompanying independent auditors’ report

70